North Square Spectrum Alpha Fund
Schedule of Investments
February 28, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
EXCHANGE-TRADED FUNDS — 2.2%
6,400 iShares® Russell 2000 ETF $ 1,673,024
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,510,982) 1,673,024
MUTUAL FUNDS — 97.5%
2,319,930 North Square Dynamic Small Cap Fund, Class I
(a)(b)
39,485,209
1,084,438 North Square Kennedy MicroCap Fund, Class I
(a)
14,845,962
1,361,324 North Square Select Small Cap Fund, Class I
(a)
18,582,066
TOTAL MUTUAL FUNDS (Cost $56,993,519) 72,913,237
SHORT-TERM INVESTMENTS — 0.5%
354,421 First American Treasury Obligations Fund, Class X, 3.60%
(c)
354,421
TOTAL SHORT-TERM INVESTMENTS (Cost $354,421) 354,421
TOTAL INVESTMENTS — 100.2% (Cost $58,858,922) $ 74,940,682
Liabilities in Excess of Other Assets —  (0.2)% (125,856)
NET ASSETS — 100.00% $ 74,814,826
(a) Affiliated Company.
(b) Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of February 28, 2026, the percentage of net assets invested in North Square Dynamic Small Cap Fund, Class I was 52.8% of the Fund.
(c) Rate disclosed is the seven day effective yield as of February 28, 2026.
ETF - Exchange-Traded Funds

North Square Dynamic Small Cap Fund
Schedule of Investments
February 28, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 99.2%
COMMUNICATIONS — 1.0%
ADVERTISING & MARKETING — 0.1%
31,842 Magnite, Inc.
(a)
$ 433,688
ENTERTAINMENT CONTENT — 0.1%
48,444 AMC Networks, Inc., Class A
(a)
395,788
5,730 Sphere Entertainment Co.
(a)
681,927
1,077,715
INTERNET MEDIA & SERVICES — 0.3%
947,602 Nextdoor Holdings, Inc.
(a)
1,658,304
37,620 Upwork, Inc.
(a)
504,860
2,163,164
TELECOMMUNICATIONS — 0.5%
29,910 EchoStar Corp., Class A
(a)
3,455,502
TOTAL  COMMUNICATIONS 7,130,069
CONSUMER DISCRETIONARY — 11.6%
APPAREL & TEXTILE PRODUCTS — 0.3%
60,270 Levi Strauss & Co., Class A 1,335,583
21,214 Rocky Brands, Inc. 958,873
2,294,456
AUTOMOTIVE — 1.5%
18,459 Dorman Products, Inc.
(a)
2,175,578
206,283 Garrett Motion, Inc. 4,199,922
93,552 Holley, Inc.
(a)
381,692
71,567 Motorcar Parts of America, Inc.
(a)
740,003
66,624 Standard Motor Products, Inc. 2,643,640
10,140,835
CONSUMER SERVICES — 3.0%
39,990 Adtalem Global Education, Inc.
(a)
3,919,020
29,590 Bright Horizons Family Solutions, Inc.
(a)
2,205,047
18,360 Grand Canyon Education, Inc.
(a)
2,920,525
178,160 Laureate Education, Inc.
(a)
5,761,694
64,675 Stride, Inc.
(a)
5,457,277
20,263,563
E-COMMERCE DISCRETIONARY — 0.5%
133,821 Revolve Group, Inc.
(a)
3,366,936
HOME CONSTRUCTION — 2.1%
18,032 Century Communities, Inc. 1,212,291
68,928 Interface, Inc. 2,170,543
17,820 M/I Homes, Inc.
(a)
2,533,291
129,265 Taylor Morrison Home Corp.
(a)
8,517,271
14,433,396

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 99.2% (Continued)
CONSUMER DISCRETIONARY — 11.6% (Continued)
LEISURE FACILITIES & SERVICES — 2.6%
115,577 Accel Entertainment, Inc.
(a)
$ 1,312,955
143,540 Lindblad Expeditions Holdings, Inc.
(a)
2,829,173
108,709 Madison Square Garden Entertainment Corp.
(a)
6,863,886
7,637 Monarch Casino & Resort, Inc. 733,916
599,430 Super Group (SGHC) Ltd. 6,413,901
18,153,831
LEISURE PRODUCTS — 0.2%
272,920 Peloton Interactive, Inc., Class A
(a)
1,097,139
RETAIL - DISCRETIONARY — 1.4%
15,830 Abercrombie & Fitch Co., Class A
(a)
1,548,174
117,820 American Eagle Outfitters, Inc. 2,894,837
74,379 Urban Outfitters, Inc.
(a)
4,923,890
9,366,901
WHOLESALE - DISCRETIONARY — 0.0%
(b)
5,100 ePlus, Inc. 411,366
TOTAL  CONSUMER DISCRETIONARY 79,528,423
CONSUMER STAPLES — 2.8%
BEVERAGES — 1.1%
12,040 Coca-Cola Consolidated, Inc. 2,436,896
81,602 Vita Coco Co., Inc. (The)
(a)
4,737,812
7,174,708
FOOD — 1.6%
190,352 Dole PLC 3,053,246
21,212 Marzetti Co. (The) 3,485,980
52,553 Nature's Sunshine Products, Inc.
(a)
1,454,667
367,785 SunOpta, Inc.
(a)
2,383,247
26,435 USANA Health Sciences, Inc.
(a)
568,881
10,946,021
TOBACCO & CANNABIS — 0.1%
7,160 Turning Point Brands, Inc. 980,849
TOTAL  CONSUMER STAPLES 19,101,578
ENERGY — 7.7%
OIL & GAS PRODUCERS — 2.0%
424,631 Clean Energy Fuels Corp.
(a)
959,666
123,400 CNX Resources Corp.
(a)
5,155,652
38,660 Delek US Holdings, Inc. 1,473,333
131,123 PBF Energy, Inc., Class A 4,667,979
21,728 Summit Midstream Corp.
(a)
641,193
269,154 W&T Offshore, Inc.
(a)
713,258
13,611,081

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 99.2% (Continued)
ENERGY — 7.7% (Continued)
OIL & GAS SERVICES & EQUIPMENT — 2.9%
350,300 Borr Drilling Ltd.
(a)
$ 2,147,339
69,078 Bristow Group, Inc.
(a)
3,295,021
155,072 Flotek Industries, Inc.
(a)
2,380,355
33,012 Forum Energy Technologies, Inc.
(a)
1,915,686
100,702 Matrix Service Co.
(a)
1,106,715
116,436 NPK  International, Inc.
(a)
1,680,171
96,843 Oceaneering International, Inc.
(a)
3,437,927
7,810 Solaris Energy Infrastructure, Inc., Class A 387,610
549,320 Transocean Ltd. 3,559,594
19,910,418
RENEWABLE ENERGY — 2.6%
148,410 American Superconductor Corp.
(a)
4,835,198
279,159 Array Technologies, Inc.
(a)
2,116,025
49,931 EnerSys 8,296,036
165,249 Green Plains, Inc.
(a)
2,268,869
49,920 Shoals Technologies Group, Inc., Class A
(a)
296,025
17,812,153
TRANSPORTATION & LOGISTICS — 0.2%
18,050 Scorpio Tankers, Inc. 1,427,394
TOTAL  ENERGY 52,761,046
FINANCIALS — 12.1%
ASSET MANAGEMENT — 0.7%
62,927 F&G Annuities & Life, Inc. 1,425,297
19,112 Oppenheimer Holdings, Inc., Class A 1,649,174
10,986 Virtus Investment Partners, Inc. 1,520,023
4,594,494
BANKING — 6.0%
58,323 Axos Financial, Inc.
(a)
5,063,603
68,890 Banc of California, Inc. 1,272,398
21,366 Bank OZK 994,801
13,924 Bankwell Financial Group, Inc. 650,251
92,155 California BanCorp 1,687,358
65,972 Carter Bankshares, Inc.
(a)
1,374,856
21,757 CF Bankshares, Inc. 657,497
52,791 Colony Bankcorp, Inc.
(a)
1,046,845
55,708 Community West Bancshares 1,294,097
22,812 Independent Bank Corp. 792,717
137,369 Kearny Financial Corp. 1,050,873
80,851 Live Oak Bancshares, Inc. 2,932,466
31,343 Meridian Corp.
(a)
609,308
69,280 Midland States Bancorp, Inc. 1,533,166
66,343 Northfield Bancorp, Inc. 885,016

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 99.2% (Continued)
FINANCIALS — 12.1% (Continued)
BANKING — 6.0% (Continued)
81,160 OFG Bancorp $ 3,252,893
65,965 Orrstown Financial Services, Inc. 2,370,782
54,299 Peapack Gladstone Financial Corp. 1,818,473
23,267 Pinnacle Financial Partners, Inc. 2,111,713
25,147 Ponce Financial Group, Inc.
(a)
408,639
19,869 Southern First Bancshares, Inc., 151938513
(a)
1,109,485
25,008 Southern Missouri Bancorp, Inc. 1,548,245
52,140 Texas Capital Bancshares, Inc.
(a)
4,968,942
14,197 Third Coast Bancshares, Inc.
(a)
562,343
28,674 Univest Financial Corp. 962,013
40,958,780
INSTITUTIONAL FINANCIAL SERVICES — 2.0%
507,144 BGC Group, Inc., Class A 4,828,011
159,990 Marex Group PLC 6,953,165
44,300 Virtu Financial, Inc., Class A 1,834,463
13,615,639
INSURANCE — 2.6%
33,030 Hamilton Insurance Group Ltd.
(a)
1,043,418
75,280 Jackson Financial, Inc. 8,241,654
95,840 Kemper Corp. 3,097,549
39,986 Mercury General Corp. 3,621,932
10,271 NMI Holdings, Inc., Class A
(a)
403,753
4,770 Selective Insurance Group, Inc. 400,871
77,797 Tiptree, Inc. 1,324,883
18,134,060
SPECIALTY FINANCE — 0.8%
59,890 Chimera Investment Corp. 815,103
158,410 LendingClub Corp.
(a)
2,361,893
241,840 Rithm Capital Corp. 2,430,492
5,607,488
TOTAL  FINANCIALS 82,910,461
HEALTH CARE — 15.8%
BIOTECH & PHARMA — 11.8%
183,498 Acadia Pharmaceuticals, Inc.
(a)
4,506,711
72,594 Agios Pharmaceuticals, Inc.
(a)
2,194,517
34,893 Axsome Therapeutics, Inc.
(a)
5,718,614
140,170 Bicara Therapeutics, Inc.
(a)
2,352,053
92,050 BridgeBio Pharma, Inc.
(a)
6,119,484
17,980 Cogent Biosciences, Inc.
(a)
698,523
18,130 CRISPR Therapeutics A.G.
(a)
1,090,338
131,875 Day One Biopharmaceuticals, Inc.
(a)
1,397,875
115,451 Design Therapeutics, Inc.
(a)
1,205,308
9,575 Dianthus Therapeutics, Inc.
(a)
528,444

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 99.2% (Continued)
HEALTH CARE — 15.8% (Continued)
BIOTECH & PHARMA — 11.8% (Continued)
150,980 Dyne Therapeutics, Inc.
(a)
$ 2,358,308
319,793 Fortrea Holdings, Inc.
(a)
3,428,181
39,060 Harmony Biosciences Holdings, Inc.
(a)
1,114,772
89,301 Janux Therapeutics, Inc.
(a)
1,215,387
28,250 Kodiak Sciences, Inc.
(a)
757,100
111,420 Liquidia Corp.
(a)
3,456,248
90,374 Mineralys Therapeutics, Inc.
(a)
2,644,343
20,340 Mirum Pharmaceuticals, Inc.
(a)
1,877,179
140,290 Nuvation Bio, Inc.
(a)
829,114
20,837 Praxis Precision Medicines, Inc.
(a)
7,016,860
229,799 Savara, Inc.
(a)
1,383,390
266,150 Syndax Pharmaceuticals, Inc.
(a)
5,778,116
41,968 TG Therapeutics, Inc.
(a)
1,262,817
43,880 Travere Therapeutics, Inc.
(a)
1,307,185
72,914 Tyra Biosciences, Inc.
(a)
2,428,765
44,850 Ultragenyx Pharmaceutical, Inc.
(a)
1,049,041
60,330 Vaxcyte, Inc.
(a)
3,724,774
256,351 Verastem, Inc.
(a)
1,466,328
158,637 Viridian Therapeutics, Inc.
(a)
4,660,755
24,797 Xenon Pharmaceuticals, Inc.
(a)
1,071,974
249,088 Xeris Biopharma Holdings, Inc.
(a)
1,524,419
179,361 Zymeworks, Inc.
(a)
4,177,318
80,344,241
HEALTH CARE FACILITIES & SERVICES — 1.7%
341,849 Aveanna Healthcare Holdings, Inc.
(a)
2,516,009
34,640 BrightSpring Health Services, Inc.
(a)
1,435,135
68,050 PACS Group, Inc.
(a)
2,484,505
66,720 Progyny, Inc.
(a)
1,180,277
273,608 Select Medical Holdings Corp. 4,095,912
11,711,838
MEDICAL EQUIPMENT & DEVICES — 2.3%
78,160 Adaptive Biotechnologies Corp.
(a)
1,252,123
53,018 Bioventus, Inc.
(a)
465,498
389,192 Butterfly Network, Inc.
(a)
1,475,038
67,666 Delcath Systems, Inc.
(a)
602,227
4,750 Glaukos Corp.
(a)
571,900
28,401 iRadimed Corp.
(a)
2,940,356
94,593 NeuroPace, Inc.
(a)
1,379,166
174,210 NovoCure Ltd.
(a)
2,381,451
76,353 RxSight, Inc.
(a)
571,120
48,451 SI-BONE, Inc.
(a)
751,959
58,893 Tactile Systems Technology, Inc.
(a)
1,724,976
122,786 Varex Imaging Corp.
(a)
1,617,092
15,732,906

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 99.2% (Continued)
HEALTH CARE — 15.8% (Continued)
MEDICAL EQUIPMENT & DEVICES — 2.3% (Continued)
TOTAL  HEALTH CARE $ 107,788,985
INDUSTRIALS — 23.2%
AEROSPACE & DEFENSE — 1.5%
13,860 Astronics Corp.
(a)
1,117,393
16,960 Ducommun, Inc.
(a)
2,096,086
135,001 Innovative Solutions and Suport, Inc.
(a)
3,501,926
6,820 Moog, Inc., Class A 2,301,273
130,145 Ondas Holdings, Inc.
(a)
1,311,862
10,328,540
COMMERCIAL SUPPORT SERVICES — 1.7%
37,270 ABM Industries, Inc. 1,658,515
26,150 Brink's Co. (The) 3,053,536
5,294 CRA International, Inc. 914,062
50,533 Innodata, Inc.
(a)
2,232,043
20,479 V2X Inc.
(a)
1,428,410
25,851 Willdan Group, Inc.
(a)
2,304,358
11,590,924
ELECTRICAL EQUIPMENT — 5.1%
94,240 Atmus Filtration Technologies, Inc. 6,081,307
35,830 Bloom Energy Corp., Class A
(a)
5,577,656
52,113 Napco Security Technologies, Inc. 2,428,987
85,010 NEXTracker, Inc., Class A
(a)
8,934,551
67,619 nLight, Inc.
(a)
3,799,512
23,664 Watts Water Technologies, Inc., Class A 7,779,303
34,601,316
ENGINEERING & CONSTRUCTION — 8.4%
225,429 Centuri Holdings, Inc.
(a)
6,988,299
20,321 Energy Services of America Corp. 317,414
34,150 Everus Construction Group, Inc.
(a)
4,127,710
125,122 Frontdoor, Inc.
(a)
8,579,616
29,856 Great Lakes Dredge & Dock Corp.
(a)
506,059
4,369 IES Holdings, Inc.
(a)
2,164,184
94,475 MISTRAS Group, Inc.
(a)
1,443,578
198,898 Montrose Environmental Group, Inc.
(a)
5,811,800
19,146 MYR Group, Inc.
(a)
5,168,654
132,521 Orion Group Holdings, Inc.
(a)
1,819,513
72,419 Primoris Services Corp. 10,914,992
9,870 Sterling Infrastructure, Inc.
(a)
4,225,643
75,132 Tutor Perini Corp. 5,662,699
57,730,161
INDUSTRIAL INTERMEDIATE PRODUCTS — 1.0%
60,154 Insteel Industries, Inc. 2,242,541

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 99.2% (Continued)
INDUSTRIALS — 23.2% (Continued)
INDUSTRIAL INTERMEDIATE PRODUCTS — 1.0% (Continued)
18,303 Mueller Industries, Inc. $ 2,159,022
66,140 Xometry, Inc., Class A
(a)
2,712,732
7,114,295
MACHINERY — 1.6%
71,612 Douglas Dynamics, Inc. 3,288,423
20,937 Federal Signal Corp. 2,437,695
49,973 Luxfer Holdings PLC 643,152
90,893 Manitowoc Company, Inc. (The) 1,340,672
104,790 Mueller Water Products, Inc., Class A 3,136,365
10,846,307
MARINE TRANSPORTATION — 1.9%
76,579 Matson, Inc. 12,722,069
TRANSPORTATION & LOGISTICS — 1.5%
29,835 Covenant Logistics Group, Inc., Class A 878,343
40,940 Kirby Corp.
(a)
5,314,012
77,146 Pangaea Logistics Solutions Ltd. 721,315
50,493 Proficient Auto Logistics, Inc.
(a)
382,232
185,261 Safe Bulkers, Inc. 1,215,312
83,413 Sun Country Airlines Holdings, Inc.
(a)
1,641,568
10,152,782
TRANSPORTATION EQUIPMENT — 0.5%
63,957 Blue Bird Corp.
(a)
3,726,774
TOTAL  INDUSTRIALS 158,813,168
MATERIALS — 5.8%
CHEMICALS — 1.9%
50,230 Axalta Coating Systems Ltd.
(a)
1,678,184
42,648 Balchem Corp. 7,737,627
143,425 Perimeter Solutions, Inc.
(a)
3,367,619
12,783,430
CONSTRUCTION MATERIALS — 0.4%
112,870 Aspen Aerogels, Inc.
(a)
352,155
18,533 United States Lime & Minerals, Inc. 2,115,727
2,467,882
CONTAINERS & PACKAGING — 0.3%
63,840 O-I Glass, Inc. 855,456
175,197 Ranpak Holdings Corp.
(a)
897,008
16,958 TriMas Corp. 662,719
2,415,183
FORESTRY, PAPER & WOOD PRODUCTS — 0.6%
207,827 Magnera Corp.
(a)
2,691,360

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 99.2% (Continued)
MATERIALS — 5.8% (Continued)
FORESTRY, PAPER & WOOD PRODUCTS — 0.6% (Continued)
152,641 Mativ Holdings, Inc. $ 1,654,628
4,345,988
METALS & MINING — 2.1%
200,333 Constellium SE, Class A
(a)
4,986,289
120,873 Hallador Energy Co.
(a)
2,197,471
56,402 Hecla Mining Co. 1,404,974
68,980 Warrior Met Coal, Inc. 5,741,895
14,330,629
STEEL — 0.5%
297,896 Cleveland-Cliffs, Inc.
(a)
3,175,571
TOTAL  MATERIALS 39,518,683
REAL ESTATE — 5.1%
REAL ESTATE SERVICES — 1.2%
347,600 Cushman & Wakefield Ltd.
(a)
4,661,316
54,018 Marcus & Millichap, Inc. 1,426,615
165,198 Newmark Group, Inc., Class A 2,398,675
8,486,606
REIT — 3.9%
63,986 American Assets Trust, Inc. 1,249,007
128,380 American Healthcare REIT, Inc. 6,706,571
91,231 Chatham Lodging Trust 703,391
31,410 EPR Properties 1,866,068
173,954 Hudson Pacific Properties, Inc.
(a)
1,259,427
136,097 Industrial Logistics Properties Trust 797,528
91,155 Outfront Media, Inc. 2,626,176
88,767 Postal Realty Trust, Inc., Class A 1,840,140
304,290 Sabra Health Care REIT, Inc. 6,253,159
193,792 Safehold, Inc. 3,127,803
26,429,270
TOTAL  REAL ESTATE 34,915,876
TECHNOLOGY — 12.0%
SEMICONDUCTORS — 2.1%
73,267 Ambarella, Inc.
(a)
4,420,931
13,420 Cohu, Inc.
(a)
405,284
18,967 Kulicke & Soffa Industries, Inc. 1,322,379
185,299 MaxLinear, Inc., Class A
(a)
3,229,762
28,434 Rambus, Inc.
(a)
2,833,732
23,570 Semtech Corp.
(a)
2,126,485
14,338,573
SOFTWARE — 5.1%
114,336 Alarm.com Holdings, Inc.
(a)
5,470,977

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 99.2% (Continued)
TECHNOLOGY — 12.0% (Continued)
SOFTWARE — 5.1% (Continued)
50,758 Amplitude, Inc., Class A
(a)
$ 370,533
29,380 Appian Corp., Class A
(a)
783,564
162,970 AvePoint, Inc.
(a)
1,756,817
93,922 Bandwidth, Inc., Class A
(a)
1,391,924
37,604 BioAge Labs, Inc.
(a)
837,441
168,181 Cerence, Inc.
(a)
1,330,312
395,741 Fastly, Inc.
(a)
7,566,568
37,140 Five9, Inc.
(a)
647,722
685,266 Freshworks, Inc., Class A
(a)
5,358,780
46,080 GigaCloud Technology, Inc., Class A
(a)
2,043,187
163,581 Phreesia, Inc.
(a)
2,016,954
127,741 Planet Labs PBC
(a)
3,083,668
165,749 PubMatic, Inc., Class A
(a)
1,342,567
40,300 Zeta Global Holdings Corp., Class A
(a)
683,085
34,684,099
TECHNOLOGY HARDWARE — 3.0%
32,510 Avnet, Inc. 2,140,458
45,270 Credo Technology Group Holding Ltd.
(a)
5,082,463
146,256 Cricut, Inc., Class A 628,901
39,409 Extreme Networks, Inc.
(a)
550,938
9,638 Fabrinet
(a)
5,258,782
89,440 Rigetti Computing, Inc.
(a)
1,558,045
24,120 TTM Technologies, Inc.
(a)
2,514,269
26,990 Viasat, Inc.
(a)
1,235,602
31,950 Vistance Networks, Inc.
(a)
561,361
166,345 Xperi, Inc.
(a)
1,019,695
20,550,514
TECHNOLOGY SERVICES — 1.8%
1,500,156 Bit Digital, Inc.
(a)
2,505,261
54,440 Cipher Digital, Inc.
(a)
849,264
111,530 Cleanspark, Inc.
(a)
1,109,724
174,769 ExlService Holdings, Inc.
(a)
5,461,531
35,400 Genpact Ltd. 1,406,088
201,392 Telos Corp.
(a)
809,596
37,820 TeraWulf, Inc.
(a)
613,440
12,754,904
TOTAL  TECHNOLOGY 82,328,090
UTILITIES — 2.1%
ELECTRIC UTILITIES — 2.1%
115,890 Avista Corp. 4,707,452
9,880 Oklo, Inc.
(a)
621,946
139,350 Portland General Electric Co. 7,519,326

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 99.2% (Continued)
UTILITIES — 2.1% (Continued)
ELECTRIC UTILITIES — 2.1% (Continued)
134,141 XPLR Infrastructure LP $ 1,420,553
14,269,277
TOTAL  UTILITIES 14,269,277
TOTAL COMMON STOCKS (Cost $594,727,234) 679,065,656
EXCHANGE-TRADED FUNDS — 0.1%
1,060 iShares® Russell 2000 ETF 277,094
TOTAL EXCHANGE-TRADED FUNDS (Cost $276,411) 277,094
RIGHTS — 0.0%
(b)
HEALTH CARE — 0.0%
29,400 Novartis A.G. CVR
(a)
—
—
TOTAL RIGHTS (Cost $–) —
SHORT-TERM INVESTMENTS — 0.9%
6,220,739 First American Treasury Obligations Fund, Class X, 3.60%
(c)
6,220,739
TOTAL SHORT-TERM INVESTMENTS (Cost $6,220,739) 6,220,739
TOTAL INVESTMENTS — 100.2% (Cost $601,224,384) $ 685,563,489
Liabilities in Excess of Other Assets —  (0.2)% (1,031,077)
NET ASSETS — 100.00% $ 684,532,412
(a) Non-income producing security.
(b) Percentage rounds to less than 0.1%.
(c) Rate disclosed is the seven day effective yield as of February 28, 2026.
ETF - Exchange-Traded Funds

North Square Multi Strategy Fund
Schedule of Investments
February 28, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
EXCHANGE-TRADED FUNDS — 53.0%
13,500 Invesco® S&P 500® GARP ETF $ 1,557,495
24,000 iShares® MSCI EAFE ETF 2,529,120
15,000 iShares® MSCI Emerging Markets ETF 938,700
4,300 iShares® Russell Mid-Cap Growth ETF 588,025
175,931 North Square RCIM Tax-Advantaged Preferred and Income Securities ETF
(a)
4,544,298
20,400 Vanguard® Dividend Appreciation ETF 4,645,080
7,100 Vanguard® Growth ETF 3,272,177
12,485 Vanguard® Value ETF 2,587,641
TOTAL EXCHANGE-TRADED FUNDS (Cost $16,309,829) 20,662,536
MUTUAL FUNDS — 46.2%
431,155 North Square Altrinsic International Equity Fund, Class I
(a)
5,574,830
338,602 North Square Dynamic Small Cap Fund, Class I
(a)
5,763,001
90,491 North Square Kennedy MicroCap Fund, Class I
(a)
1,238,818
349,778 North Square McKee Bond, Class I
(a)
3,161,989
80,293 North Square Select Small Cap Fund, Class I
(a)
1,096,006
116,089 North Square Strategic Income Fund, Class I
(a)
1,173,661
TOTAL MUTUAL FUNDS (Cost $14,272,800) 18,008,305
SHORT-TERM INVESTMENTS — 0.7%
273,249 First American Treasury Obligations Fund, Class X, 3.60%
(b)
273,249
TOTAL SHORT-TERM INVESTMENTS (Cost $273,249) 273,249
TOTAL INVESTMENTS — 99.9% (Cost $30,855,878) $ 38,944,090
Other Assets in Excess of Liabilities — 0.1% 26,267
NET ASSETS — 100.00% $ 38,970,357
(a) Affiliated Company.
(b) Rate disclosed is the seven day effective yield as of February 28, 2026.
ETF - Exchange-Traded Funds
MSCI - Morgan Stanley Capital International

North Square Preferred and Income Securities Fund
Schedule of Investments
February 28, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
PREFERRED STOCKS — 1.7%
FINANCIALS — 1.3%
BANKING — 1.3%
1,532 Bank Of America Corp., Series L, 7.25% $ 1,904,292
2,368 Wells Fargo & Co., Series L, 7.50%
(a)
2,917,352
4,821,644
TOTAL FINANCIALS (Cost $4,839,036) 4,821,644
UTILITIES — 0.4%
ELECTRIC UTILITIES — 0.4%
15,900 NextEra Energy, Inc., 7.30% 896,601
10,837 Southern Co. (The), Series A, 7.13% 577,612
1,474,213
TOTAL UTILITIES (Cost $1,397,508) 1,474,213
TOTAL PREFERRED STOCKS (Cost $6,236,544) 6,295,857
EXCHANGE-TRADED FUNDS — 1.3%
189,692 North Square RCIM Tax-Advantaged Preferred and Income Securities ETF
(b)
4,899,744
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,800,323) 4,899,744
P r i nc i p a l
Amo u nt ($)
CORPORATE BONDS — 88.5%
COMMUNICATIONS — 8.9%
ENTERTAINMENT CONTENT — 1.0%
5,000,000 Paramount Global, 6.25%, 2/28/57
(c)
3,914,000
TELECOMMUNICATIONS — 7.9%
4,800,000 Bell Canada, 7.00%, 9/15/55 (H15T5Y + 236bps)
(c)
5,082,907
11,000,000 Rogers Communications, Inc., 7.13%, 4/15/55 (H15T5Y + 262bps)
(c)
11,655,695
8,000,000 TELUS Corp., 7.00%, 10/15/55
(c)
8,445,160
5,000,000 Vodafone Group PLC, 5.13%, 6/04/81 (H15T5Y + 307bps)
(c)
4,044,893
29,228,655
TOTAL COMMUNICATIONS 33,142,655
ENERGY — 14.5%
OIL & GAS PRODUCERS — 14.5%
5,000,000 BP Capital Markets PLC, 6.13%, 6/18/55 (H15T5Y + 167bps)
(a)(c)
5,170,600
5,500,000 Enbridge, Inc., 7.20%, 6/27/54 (H15T5Y + 297bps)
(c)
5,929,314
2,000,000 Enbridge, Inc., 5.50%, 7/15/77 (TSFR3M + 368bps)
(c)
2,009,922
1,000,000 Enbridge, Inc., 5.75%, 7/15/80
(c)
1,018,541
11,815,000 Energy Transfer LP, 6.63%, 2/15/72 (US0003M + 416bps)
(a)(c)
11,976,180
6,000,000 Petroleos Mexicanos, 6.63%, 9/28/99
(a)
4,567,260
3,000,000 Phillips 66 Co., 5.88%, 3/15/56 (H15T5Y + 228bps)
(c)
3,016,965
9,000,000 Phillips 66 Co., 6.20%, 3/15/56 (H15T5Y + 217bps)
(c)
9,125,883

North Square Preferred and Income Securities Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
CORPORATE BONDS — 88.5% (Continued)
ENERGY — 14.5% (continued)
OIL & GAS PRODUCERS — 14.5% (continued)
8,225,000 South Bow Canadian Infrastructure Holdings Ltd., 7.50%, 3/01/55
(c)
$ 8,735,180
2,892,000 Transcanada Trust, 5.30%, 3/15/77 (US0003M + 321bps)
(c)
2,913,864
54,463,709
TOTAL ENERGY 54,463,709
FINANCIALS — 29.1%
ASSET MANAGEMENT — 2.9%
3,800,000 UBS Group AG, 7.13%, 12/31/49 (USISSO05 + 318bps)
(a)(c)(d)
3,894,954
8,000,000 UBS Group AG, 4.38%, 8/10/71
(a)(c)
7,285,735
11,180,689
BANKING — 24.9%
2,000,000 Banco Bilbao Vizcaya Argentaria SA, 6.13%, 2/16/49 (USSW5 + 387bps)
(a)(c)
2,025,458
6,000,000 Banco Santander SA, 8.00%, 12/31/49 (H15T5Y + 391bps)
(a)(c)
6,641,508
7,500,000 Bank of America Corp., 6.63%, 12/31/49 (H15T5Y + 3bps)
(a)(c)
7,856,617
10,000,000 Citigroup, Inc., 6.95%, 2/15/80 (H15T5Y + 273bps)
(a)(c)
10,304,610
2,000,000 Citigroup, Inc., 6.63%, 5/15/99
(a)(c)
2,068,852
6,405,000 Citizens Financial Group, Inc., 4.00%, 10/06/71
(a)(c)
6,373,325
4,800,000 HSBC Holdings PLC, 7.05%, 12/31/49 (H15T5Y + 299bps)
(a)(c)
5,002,158
6,000,000 Huntington Bancshares, Inc., 6.25%, 10/15/80 (H15T5Y + 265bps)
(a)(c)
6,048,402
3,500,000 ING Groep NV, 4.25%, 10/16/69 (H15T5Y + 286bps)
(a)(c)
3,164,635
7,500,000 JPMorgan Chase & Co., 3.65%, 12/31/69
(a)(c)
7,477,967
12,000,000 Nordea Bank Abp, 6.75%, 11/10/88 (H15T5Y + 272bps)
(a)(c)(d)
12,401,584
10,000,000 Royal Bank of Canada, 6.50%, 11/24/85
(c)
9,996,217
4,800,000 Svenska Handelsbanken AB, 4.75%, 3/01/71
(a)(c)
4,619,085
8,900,000 Truist Financial Corp., 5.10%, 3/01/61 (H15T10Y + 4bps)
(a)(c)
9,006,889
92,987,307
INSTITUTIONAL FINANCIAL SERVICES — 1.3%
4,839,000 Bank of New York Mellon Corp., 4.63%, 12/20/49 4,838,185
TOTAL FINANCIALS 109,006,181
HEALTH CARE — 2.5%
HEALTH CARE FACILITIES & SERVICES — 2.5%
4,000,000 CVS Health Corp., 6.75%, 12/10/54 (H15T5Y + 252bps)
(c)
4,163,000
5,000,000 CVS Health Corp., 7.00%, 3/10/55 (H15T5Y + 289bps)
(c)
5,262,045
9,425,045
TOTAL HEALTH CARE 9,425,045
MATERIALS — 1.5%
CHEMICALS — 1.5%
8,400,000 FMC Corp., 8.45%, 11/01/55
(c)
5,531,991
TOTAL MATERIALS 5,531,991

North Square Preferred and Income Securities Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
CORPORATE BONDS — 88.5% (Continued)
UTILITIES — 32.0%
ELECTRIC UTILITIES — 29.8%
7,000,000 Algonquin Power & Utilities Corp., 4.75%, 1/18/82
(c)
$ 6,946,623
9,500,000 American Electric Power Co., Inc., 6.05%, 3/15/56 (H15T5Y + 194bps)
(c)
9,537,192
7,650,000 CenterPoint Energy, Inc., 6.85%, 2/15/55 (H15T5Y + 295bps)
(c)
8,132,593
8,751,000 CMS Energy Corp., 4.75%, 6/01/50 (H15T5Y + 412bps)
(c)
8,695,667
9,000,000 Dominion Energy, Inc., 6.20%, 2/15/56 (H15T10Y + 2bps)
(c)
9,166,113
8,500,000 Duke Energy Corp., 6.45%, 9/01/54 (H15T5Y + 259bps)
(c)
8,959,595
8,000,000 Emera, Inc., 6.75%, 6/15/76
(c)
8,073,416
2,000,000 EUSHI Finance, Inc., 7.63%, 12/15/54
(c)
2,112,780
1,000,000 EUSHI Finance, Inc., 6.25%, 4/01/56 (H15T5Y + 251bps)
(c)
1,007,669
10,000,000 Exelon Corp., 6.50%, 3/15/55 (H15T5Y + 198bps)
(c)
10,470,117
8,700,000 NextEra Energy Capital Holdings, Inc., 6.50%, 8/15/55 (H15T5Y + 198bps)
(c)
9,227,316
10,792,000 NiSource, Inc., 6.38%, 3/31/55 (H15T5Y + 253bps)
(c)
11,275,535
6,648,000 NRG Energy, Inc., 10.25%, 12/31/49 (H15T5Y + 592bps)
(a)(c)(d)
7,322,912
9,762,000 Vistra Corp., 8.88%, 12/31/49 (H15T5Y + 505bps)
(a)(c)(d)
10,791,403
111,718,931
GAS & WATER UTILITIES — 2.2%
8,000,000 AltaGas Ltd., 7.20%, 10/15/54 (H15T5Y + 357bps)
(c)(d)
8,362,216
TOTAL UTILITIES 120,081,147
TOTAL CORPORATE BONDS (Cost $323,498,997) 331,650,728
Sh ar e s
SHORT-TERM INVESTMENTS — 6.9%
25,810,174 First American Treasury Obligations Fund, Class X, 3.60%
(e)
25,810,174
TOTAL SHORT-TERM INVESTMENTS (Cost $25,810,174) 25,810,174
TOTAL INVESTMENTS — 98.4% (Cost $360,346,038) $ 368,656,503
Other Assets in Excess of Liabilities — 1.6% 6,151,326
NET ASSETS — 100.00% $ 374,807,829
(a) Security is perpetual in nature and has no stated maturity date.
(b) Affiliated Company.
(c) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
February 28, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(d) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
As of February 28, 2026 the total market value of 144A securities is $42,773,069 or 11.4% of net assets.
(e) Rate disclosed is the seven day effective yield as of February 28, 2026.
ETF - Exchange-Traded Fund

North Square Tactical Growth Fund
Schedule of Investments
February 28, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
EXCHANGE-TRADED FUNDS — 85.5%
153,075 Invesco QQQ Trust, Series 1 $ 92,960,917
189,900 iShares® 3-7 Year Treasury Bond ETF 22,924,728
357,500 iShares® MSCI Canada ETF 20,727,850
720,600 iShares® MSCI Eurozone ETF 49,418,748
228,200 iShares® Russell 2000 ETF 59,653,762
129,440 State Street SPDR® S&P 500® ETF 88,794,545
194,287 Vanguard Growth ETF 89,541,050
354,498 Vanguard Value ETF 73,473,255
TOTAL EXCHANGE-TRADED FUNDS (Cost $248,106,340) 497,494,855
SHORT-TERM INVESTMENTS — 14.5%
84,501,479 First American Treasury Obligations Fund, Class X, 3.60%
(a)
84,501,479
TOTAL SHORT-TERM INVESTMENTS (Cost $84,501,479) 84,501,479
TOTAL INVESTMENTS — 100.0% (Cost $332,607,819) $ 581,996,334
Liabilities in Excess of Other Assets —  0.0%
(b)
(258,166)
NET ASSETS — 100.00% $ 581,738,168
(a) Rate disclosed is the seven day effective yield as of February 28, 2026.
(b) Percentage rounds to less than 0.1%.
ETF - Exchange-Traded Funds
MSCI - Morgan Stanley Capital International
SPDR - Standard and Poor's Depository Receipt

North Square Tactical Defensive Fund
Schedule of Investments
February 28, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
EXCHANGE-TRADED FUNDS — 77.4%
21,800 Invesco QQQ Trust, Series 1 $ 13,238,922
184,000 SPDR® Portfolio Developed World ex-US ETF 9,176,080
57,800 SPDR® Portfolio Emerging Markets ETF 2,919,478
34,300 SPDR® Portfolio S&P 600® Small Cap ETF 1,733,865
182,200 State Street® SPDR® Portfolio S&P 500® ETF
(a)
14,714,472
TOTAL EXCHANGE-TRADED FUNDS (Cost $38,201,832) 41,782,817
SHORT-TERM INVESTMENTS — 22.6%
12,179,880 First American Treasury Obligations Fund, Class X, 3.60%
(b)
12,179,880
TOTAL SHORT-TERM INVESTMENTS (Cost $12,179,880) 12,179,880
TOTAL INVESTMENTS — 100.0% (Cost $50,381,712) $ 53,962,697
Other Assets in Excess of Liabilities — 0.0%
(c)
10,256
NET ASSETS — 100.00% $ 53,972,953
(a) Represents an investment greater than 25% of the Fund's net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of February 28, 2026, the percentage of net assets invested in State Street® SPDR® Portfolio S&P 500® ETF was 27.3% of the Fund.
(b) Rate disclosed is the seven day effective yield as of February 28, 2026.
(c) Percentage rounds to less than 0.1%.
ETF - Exchange-Traded Funds
SPDR - Standard and Poor's Depository Receipt

North Square Core Plus Bond Fund
Schedule of Investments
February 28, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
PREFERRED STOCKS — 0.8%
FINANCIALS — 0.8%
BANKING — 0.3%
3,658 Webster Financial Corp., 5.25%
(a)
$ 76,086
SPECIALTY FINANCE — 0.5%
4,750 Synchrony Financial, Series B, 8.25%
(a)
124,070
TOTAL FINANCIALS (Cost $201,515) 200,156
TOTAL PREFERRED STOCKS (Cost $201,515) 200,156
P r i nc i p a l
Amo u nt ($)
ASSET BACKED SECURITIES — 10.6%
99,572 Alternative Loan Trust 2003-22CB 1A1, 5.75%, 12/25/33 102,451
80,000 Applebee's Funding LLC / IHOP Funding LLC 2025-1A A2, 6.72%, 6/07/55
(b)
81,379
116,528 Bear Stearns Asset Backed Securities I Trust 2004-HE7 M1, 4.69%, 8/25/34
(TSFR1M + 101bps)
(c)
115,794
175,000 BMW Vehicle Lease Trust 2024-2 A3, 4.18%, 2/25/27 175,407
3,500,000 Citigroup Commercial Mortgage Trust 2020-555 X, 0.74%, 12/10/29
(b)(c)
91,211
89,143 Citigroup Mortgage Loan Trust, Inc. 2007-WFH3 M1, 4.18%, 6/25/37
(TSFR1M + 50bps)
(c)
89,285
138,376 COMM 2010-C1 Mortgage Trust, 5.79%, 7/10/46
(b)(c)
137,511
100,000 COMM 2013-CCRE7 Mortgage Trust, 4.29%, 3/10/46
(b)(c)
94,075
9,242,000 CSMC Series 2019-UVIL, 0.12%, 12/01/41
(b)(c)
50,043
34,618 Dell Equipment Finance Trust 2023-3 A3, 5.93%, 6/22/26 34,766
101,614 HomeBanc Mortgage Trust 2005-3 M4, 4.79%, 7/25/35
(c)
102,520
60,000 Honda Auto Receivables 2024-3 A3 Owner Trust, 4.57%, 10/21/27 60,394
25,000 Hyundai Auto Receivables Trust  2024-C A3, 4.41%, 5/15/29 25,187
108,196 Impac CMB Trust Series 2005-4 IMI, 4.22%, 5/25/35 (TSFR1M + 54bps)
(c)
105,501
58,066 JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 D, 4.96%,
5/15/45
(c)
57,902
82,720 JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A,
3.91%, 5/05/30 81,893
165,086 Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C5, 4.68%,
8/15/45
(b)(c)
162,038
60,443 Morgan Stanley Bank of America Merrill Lynch, 2013-C11, 3.89%, 8/15/46
(c)
58,590
100,000 Morgan Stanley Capital I Trust 2014-150E A, 3.91%, 9/09/32
(b)
94,451
148,413 Morgan Stanley Capital I Trust, 2011-C2, 5.21%, 6/15/44
(b)(c)
147,365
80,392 MSBAM Commercial Mortgage Securities Trust 2012-CKSV A2, 3.28%,
10/15/30
(b)
78,340
188,000 Nissan Auto Lease Trust 2025-A A3, 4.75%, 3/15/28 190,209
75,000 SEB Funding LLC 2024-1A A2, 7.39%, 4/30/54
(b)
77,178
77,505 Structured Adjustable Rate Mortgage Loan Trust 2004-4 B1, 5.85%, 4/25/34
(c)
75,455
45,000 Verizon Master Trust 2024-3 A1A, 5.34%, 4/22/30 45,821
37,000 Verizon Master Trust 2025-7 A1A, 3.96%, 8/20/31 37,332
29,921 Wells Fargo Commercial Mortgage Trust 2015-C29, 4.26%, 6/01/48
(c)
29,104

North Square Core Plus Bond Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
ASSET BACKED SECURITIES — 10.6% (Continued)
83,495 Wells Fargo Commercial Mortgage Trust 2016-C32, 3.79%, 1/15/59
(b)(c)
$ 82,067
47,000 Wells Fargo Commercial Mortgage Trust 2026-5C8, 5.03%, 3/15/59 48,643
TOTAL ASSET BACKED SECURITIES (Cost $2,495,019) 2,531,912
CORPORATE BONDS — 39.2%
COMMUNICATIONS — 5.0%
CABLE & SATELLITE — 0.8%
100,000 Cable One, Inc., 4.00%, 11/15/30
(b)
69,312
75,000 CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/01/31
(b)
69,961
66,000 Comcast Corp., 3.25%, 11/01/39 52,724
191,997
ENTERTAINMENT CONTENT — 1.3%
30,000 AMC Networks, Inc., 10.25%, 1/15/29
(b)
32,190
66,000 Fox Corp., 6.50%, 10/13/33 72,462
150,000 Paramount Global, 6.25%, 2/28/57
(c)
117,420
35,000 TEGNA, Inc., 4.63%, 3/15/28 34,929
37,000 Walt Disney Co. (The), 4.00%, 3/14/31 37,085
69,000 Walt Disney Co. (The), 3.50%, 5/13/40 58,535
352,621
INTERNET MEDIA & SERVICES — 0.9%
45,000 Alphabet, Inc., 4.40%, 2/15/33 45,410
37,000 Alphabet, Inc., 4.70%, 11/15/35 37,479
18,000 Alphabet, Inc., 5.50%, 2/15/46 18,340
38,000 Meta Platforms, Inc., 4.60%, 11/15/32 38,648
20,000 Meta Platforms, Inc., 5.60%, 5/15/53 19,486
30,000 Ziff Davis, Inc., 4.63%, 10/15/30
(b)
26,988
186,351
PUBLISHING & BROADCASTING — 0.1%
35,000 Gray Media, Inc., 7.25%, 8/15/33
(b)
36,166
TELECOMMUNICATIONS — 1.9%
150,000 Rogers Communications, Inc., 7.13%, 4/15/55 (H15T5Y + 262bps)
(c)
158,941
35,000 Telecom Italia Capital SA, 6.38%, 11/15/33 37,200
150,000 TELUS Corp., 7.00%, 10/15/55
(c)
158,347
110,000 Verizon Communications, Inc., 2.65%, 11/20/40 80,211
434,699
TOTAL  COMMUNICATIONS 1,201,834
CONSUMER DISCRETIONARY — 2.4%
APPAREL & TEXTILE PRODUCTS — 0.1%
30,000 Crocs, Inc., 4.25%, 3/15/29
(b)
29,253
AUTOMOTIVE — 1.6%
30,000 American Axle & Manufacturing, Inc., 6.38%, 10/15/32
(b)
30,552
60,000 Ford Motor Co., Class B, 3.25%, 2/12/32 54,031
83,000 General Motors Financial Co., Inc., 5.35%, 1/07/30 86,172

North Square Core Plus Bond Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
CORPORATE BONDS — 39.2% (Continued)
CONSUMER DISCRETIONARY — 2.4% (continued)
AUTOMOTIVE — 1.6% (continued)
75,000 General Motors Financial Co., Inc., 5.75%, 3/30/66
(a)(c)
$ 75,195
125,000 Honda Motor Co. Ltd., 4.69%, 7/08/30 127,453
373,403
CONSUMER SERVICES — 0.1%
25,000 Rent-A-Center, Inc., 6.38%, 2/15/29
(b)
24,769
LEISURE FACILITIES & SERVICES — 0.1%
11,000 McDonald's Corp., 4.40%, 2/12/31 11,183
RETAIL - DISCRETIONARY — 0.5%
30,000 Bath & Body Works, Inc., 6.88%, 11/01/35 30,595
30,000 Gap, Inc. (The), 3.88%, 10/01/31
(b)
27,939
46,000 Lowe's Companies, Inc., 4.50%, 10/15/32 46,215
30,000 Macy's Retail Holdings LLC, 7.38%, 8/01/33
(b)
31,466
136,215
TOTAL  CONSUMER DISCRETIONARY 574,823
CONSUMER STAPLES — 1.4%
BEVERAGES — 0.3%
47,000 Coca-Cola Co. (The), 3.45%, 3/25/30 46,481
11,000 Keurig Dr Pepper, Inc., 5.20%, 3/15/31 11,370
57,851
FOOD — 0.4%
45,000 BellRing Brands, Inc., 7.00%, 3/15/30
(b)
45,948
50,000 HLF Financing Sarl LLC, 4.88%, 6/01/29
(b)
47,942
93,890
HOUSEHOLD PRODUCTS — 0.4%
40,000 Central Garden & Pet Co., 4.13%, 10/15/30 38,631
53,000 Procter & Gamble Co. (The), 4.10%, 11/03/32 53,402
92,033
TOBACCO & CANNABIS — 0.3%
29,000 Philip Morris International, Inc., 5.13%, 2/15/30 30,138
50,000 Turning Point Brands, Inc., 7.63%, 3/15/32
(b)
53,743
83,881
TOTAL  CONSUMER STAPLES 327,655
ENERGY — 5.5%
OIL & GAS PRODUCERS — 4.9%
13,000 BP Capital Markets America, Inc., 4.89%, 9/11/33 13,366
40,000 California Resources Corp., 8.25%, 6/15/29 42,017
50,000 California Resources Corp., 7.00%, 1/15/34
(b)
50,948
71,000 Chevron USA, Inc., 4.82%, 4/15/32 73,917
80,000 ConocoPhillips Co., 5.30%, 5/15/53 75,944
75,000 Crescent Energy Finance LLC, 7.75%, 7/31/29
(b)
75,422

North Square Core Plus Bond Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
CORPORATE BONDS — 39.2% (Continued)
ENERGY — 5.5% (continued)
OIL & GAS PRODUCERS — 4.9% (continued)
75,000 CVR Energy, Inc., 7.50%, 2/15/31
(b)
$ 74,790
27,000 Energy Transfer LP, 3.75%, 5/15/30 26,568
125,000 Energy Transfer LP, 6.63%, 2/15/72 (US0003M + 416bps)
(a)(c)
126,705
92,000 Exxon Mobil Corp., 4.33%, 3/19/50 78,838
31,000 ONEOK, Inc., 4.95%, 10/15/32 31,551
20,000 ONEOK, Inc., 5.70%, 11/01/54 18,861
100,000 Petroleos Mexicanos, 6.63%, 9/28/99
(a)
76,121
60,000 Phillips 66 Co., 5.25%, 6/15/31 62,834
29,000 Shell Finance US, Inc., 4.75%, 1/06/36 29,235
150,000 South Bow Canadian Infrastructure Holdings Ltd., 7.50%, 3/01/55
(c)
159,304
55,000 TotalEnergies Capital SA, 5.49%, 4/05/54 54,401
50,000 TotalEnergies Capital USA LLC, 4.57%, 1/13/33 50,638
68,000 Vital Energy, Inc., 7.88%, 4/15/32
(b)
69,315
1,190,775
OIL & GAS SERVICES & EQUIPMENT — 0.6%
40,000 Helix Energy Solutions Group, Inc., 9.75%, 3/01/29
(b)
42,062
40,000 Noble Finance II LLC, 8.00%, 4/15/30
(b)
41,655
40,000 Weatherford International Ltd, 6.75%, 10/15/33
(b)
41,840
125,557
TOTAL  ENERGY 1,316,332
FINANCIALS — 12.5%
ASSET MANAGEMENT — 1.0%
15,000 Charles Schwab Corp. (The), 4.91%, 11/14/36
(c)
15,010
30,000 Icahn Enterprises LP, 4.38%, 2/01/29 25,593
200,000 UBS Group AG, 7.13%, 12/31/49 (USISSO05 + 318bps)
(a)(b)(c)
204,998
245,601
BANKING — 8.8%
200,000 Banco Bilbao Vizcaya Argentaria SA, 6.13%, 2/16/49 (USSW5 + 387bps)
(a)(c)
202,546
200,000 Banco Santander SA, 8.00%, 12/31/49 (H15T5Y + 391bps)
(a)(c)
221,384
39,000 Bank of America Corp., 4.46%, 2/06/32
(c)
39,301
39,000 Bank of Nova Scotia (The), 5.13%, 2/14/31 (SOFRRATE + 107bps)
(c)
40,394
60,000 Canadian Imperial Bank of Commerce, 5.26%, 4/08/29 62,286
51,000 Citigroup, Inc., 4.95%, 5/07/31
(c)
52,321
150,000 Citigroup, Inc., 6.95%, 2/15/80 (H15T5Y + 273bps)
(a)(c)
154,569
200,000 HSBC Holdings PLC, 7.05%, 12/31/49 (H15T5Y + 299bps)
(a)(c)
208,423
200,000 ING Groep NV, 4.25%, 10/16/69 (H15T5Y + 286bps)
(a)(c)
180,836
132,000 JPMorgan Chase & Co., 5.14%, 1/24/31 (SOFRRATE + 90bps)
(c)
136,999
58,000 JPMorgan Chase & Co., 4.81%, 10/22/36 (SOFRRATE + 1bps)
(c)
57,912
154,000 Morgan Stanley Bank NA, 3.85%, 2/18/28 154,033
154,000 Morgan Stanley Private Bank NA, 3.85%, 2/18/28 154,033
22,000 PNC Financial Services Group, Inc. (The), 6.88%, 10/20/34 (SOFRRATE +
2bps)
(c)
25,056

North Square Core Plus Bond Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
CORPORATE BONDS — 39.2% (Continued)
FINANCIALS — 12.5% (continued)
BANKING — 8.8% (continued)
96,000 Royal Bank of Canada, 4.65%, 10/18/30 (SOFRINDX + 108bps)
(c)
$ 97,954
20,000 Toronto-Dominion Bank (The), 4.86%, 1/31/28 20,385
17,000 Truist Financial Corp., 4.60%, 1/27/32
(c)
17,184
15,000 Truist Financial Corp., 5.12%, 1/26/34
(c)
15,390
155,000 UBS Bank USA, 3.80%, 2/11/28 154,943
60,000 US Bancorp, 5.05%, 2/12/31 (SOFRRATE + 106bps)
(c)
61,998
68,000 Wells Fargo Bank NA, 4.25%, 3/11/27 68,368
2,126,315
INSTITUTIONAL FINANCIAL SERVICES — 2.2%
20,000 Bank of New York Mellon Corp. (The), 4.94%, 2/11/31
(c)
20,639
64,000 Bank of New York Mellon Corp. (The), 5.06%, 7/22/32
(c)
66,610
64,000 Goldman Sachs Bank USA, 4.30%, 3/11/27 64,353
25,000 Goldman Sachs Bank USA, 5.41%, 5/21/27 (SOFRRATE + 75bps)
(c)
25,076
89,000 Goldman Sachs Bank USA, 3.85%, 2/22/28 89,053
70,000 Goldman Sachs Group Inc. (The), 4.37%, 10/21/31
(c)
70,060
19,000 Goldman Sachs Group Inc. (The), 4.94%, 10/21/36
(c)
18,940
38,000 Morgan Stanley, 5.23%, 1/15/31
(c)
39,359
94,000 Morgan Stanley, 5.07%, 1/30/37
(c)
94,838
488,928
SPECIALTY FINANCE — 0.5%
26,000 Capital One Financial Corp., 5.46%, 7/26/30 (SOFRRATE + 156bps)
(c)
26,982
31,000 Capital One Financial Corp., 4.49%, 9/11/31
(c)
31,012
30,000 FirstCash Holdings, Inc., 4.63%, 9/01/28
(b)
29,656
40,000 OneMain Finance Corp., 6.75%, 3/15/32 40,361
128,011
TOTAL  FINANCIALS 2,988,855
HEALTH CARE — 2.5%
BIOTECH & PHARMA — 0.7%
19,000 AbbVie, Inc., 4.40%, 3/15/33 19,085
46,000 Eli Lilly & Co., 5.00%, 2/09/54 43,245
58,000 Merck & Co., Inc., 4.75%, 12/04/35 58,550
50,000 Prestige Consumer Healthcare, Inc., 3.75%, 4/01/31
(b)
46,793
167,673
HEALTH CARE FACILITIES & SERVICES — 1.8%
18,000 Cigna Group (The), 4.88%, 9/15/32 18,418
64,000 Cigna Group (The), 5.25%, 1/15/36 65,759
175,000 CVS Health Corp., 6.75%, 12/10/54 (H15T5Y + 252bps)
(c)
182,131
30,000 HealthEquity Inc., 4.50%, 10/01/29
(b)
29,258
50,000 Pediatrix Medical Group, Inc., 5.38%, 2/15/30
(b)
49,715
28,000 UnitedHealth Group, Inc., 2.30%, 5/15/31 25,576
35,000 UnitedHealth Group, Inc., 5.15%, 7/15/34 36,180

North Square Core Plus Bond Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
CORPORATE BONDS — 39.2% (Continued)
HEALTH CARE — 2.5% (continued)
HEALTH CARE FACILITIES & SERVICES — 1.8% (continued)
22,000 UnitedHealth Group, Inc., 5.88%, 2/15/53 $ 22,389
429,426
TOTAL  HEALTH CARE 597,099
INDUSTRIALS — 1.9%
AEROSPACE & DEFENSE — 0.3%
37,000 Boeing Co. (The), 5.15%, 5/01/30 38,329
38,000 Lockheed Martin Corp., 4.70%, 5/15/46 35,157
73,486
COMMERCIAL SUPPORT SERVICES — 0.2%
60,000 VM Consolidated Inc., 5.50%, 4/15/29
(b)
58,951
DIVERSIFIED INDUSTRIALS — 0.4%
87,000 Honeywell International, Inc., 4.75%, 2/01/32 89,661
ELECTRICAL EQUIPMENT — 0.2%
35,000 Johnson Controls International PLC, 5.50%, 4/19/29 36,614
INDUSTRIAL INTERMEDIATE PRODUCTS — 0.1%
35,000 Enpro, Inc., 6.13%, 6/01/33
(b)
36,209
MACHINERY — 0.1%
24,000 Caterpillar, Inc., 5.20%, 5/15/35 25,152
TRANSPORTATION & LOGISTICS — 0.6%
80,000 Burlington Northern Santa Fe LLC, 4.55%, 9/01/44 72,394
21,177 FedEx Corp. 2020-1 Class AA Pass Through Trust, 1.88%, 2/20/34 18,873
40,000 FedEx Freight Holding Co., Inc., 4.95%, 3/15/33 40,013
131,280
TOTAL  INDUSTRIALS 451,353
MATERIALS — 1.5%
CHEMICALS — 0.4%
150,000 FMC Corp., 8.45%, 11/01/55
(c)
98,785
METALS & MINING — 1.1%
50,000 Alliance Resource Operating Partners LP, 8.63%, 6/15/29
(b)
52,826
60,000 Eldorado Gold Corp., 6.25%, 9/01/29
(b)
60,406
40,000 Hudbay Minerals, Inc., 6.13%, 4/01/29
(b)
40,347
55,000 New Gold, Inc., 6.88%, 4/01/32
(b)
58,655
50,000 SunCoke Energy, Inc., 4.88%, 6/30/29
(b)
45,711
257,945
TOTAL  MATERIALS 356,730

North Square Core Plus Bond Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
CORPORATE BONDS — 39.2% (Continued)
REAL ESTATE — 0.5%
REAL ESTATE OWNERS & DEVELOPERS — 0.1%
30,000 Howard Hughes Corp. (The), 4.38%, 2/01/31
(b)
$ 28,555
REIT — 0.4%
50,000 American Tower Corp., 3.80%, 8/15/29 49,611
20,000 American Tower Corp., 4.70%, 12/15/32 20,236
30,000 RLJ Lodging Trust LP, 4.00%, 9/15/29 28,723
98,570
TOTAL  REAL ESTATE 127,125
TECHNOLOGY — 1.5%
SEMICONDUCTORS — 0.4%
35,000 Broadcom, Inc., 4.35%, 2/15/30 35,445
71,000 Broadcom, Inc., 4.90%, 7/15/32 73,147
108,592
SOFTWARE — 0.8%
30,000 Consensus Cloud Solutions, Inc., 6.50%, 10/15/28
(b)
29,918
14,000 Oracle Corp., 4.55%, 2/04/29 14,030
90,000 Oracle Corp., 4.45%, 9/26/30 88,295
39,000 Oracle Corp., 5.88%, 9/26/45 35,358
30,000 ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 2/01/29
(b)
25,905
193,506
TECHNOLOGY HARDWARE — 0.3%
59,000 Apple, Inc., 2.95%, 9/11/49 40,332
30,000 Zebra Technologies Corp., 6.50%, 6/01/32
(b)
30,773
71,105
TOTAL  TECHNOLOGY 373,203
UTILITIES — 4.5%
ELECTRIC UTILITIES — 3.7%
40,000 Alabama Power Co., 3.45%, 10/01/49 29,172
15,000 Berkshire Hathaway Energy Co., 3.70%, 7/15/30 14,859
75,000 CenterPoint Energy, Inc., 3.00%, 8/01/28
(b)
79,459
125,000 CenterPoint Energy, Inc., 6.85%, 2/15/55 (H15T5Y + 295bps)
(c)
132,886
50,000 Dominion Energy, Inc., 6.20%, 2/15/56 (H15T10Y + 2bps)
(c)
50,923
110,000 Duke Energy Carolinas LLC, 5.30%, 2/15/40 112,487
19,000 Duke Energy Corp., 4.95%, 9/15/35 19,047
75,000 Emera, Inc., 6.75%, 6/15/76
(c)
75,688
20,000 Entergy Corp., 1.90%, 6/15/28 19,117
27,000 Florida Power & Light Co., 5.30%, 6/15/34 28,474
35,000 Florida Power & Light Co., 5.30%, 4/01/53 34,123
109,000 MidAmerican Energy Co., 4.25%, 7/15/49 91,218
15,000 NextEra Energy Capital Holdings, Inc., 2.25%, 6/01/30 13,925
75,000 NRG Energy, Inc., 10.25%, 12/31/49 (H15T5Y + 592bps)
(a)(b)(c)
82,614
33,000 Virginia Electric and Power Co., 4.95%, 3/15/36 32,959

North Square Core Plus Bond Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
CORPORATE BONDS — 39.2% (Continued)
UTILITIES — 4.5% (continued)
ELECTRIC UTILITIES — 3.7% (continued)
65,000 Virginia Electric and Power Co., 5.45%, 4/01/53 $ 62,575
879,526
GAS & WATER UTILITIES — 0.8%
125,000 AltaGas Ltd., 7.20%, 10/15/54 (H15T5Y + 357bps)
(b)(c)
130,660
35,000 AmeriGas Partners, L.P., 9.50%, 6/01/30
(b)
37,484
30,000 Suburban Propane Partners, L.P., 6.50%, 12/15/35
(b)
29,713
197,857
TOTAL  UTILITIES 1,077,383
TOTAL CORPORATE BONDS (Cost $9,351,130) 9,392,392
MORTGAGE-BACKED SECURITIES — 18.0%
262,748 Fannie Mae Pool , 3.50%, 10/13/37 252,077
95,904 Fannie Mae Pool , 5.00%, 6/01/43 97,569
170,490 Fannie Mae Pool , 5.00%, 11/01/46 176,643
223,682 Fannie Mae Pool , 2.50%, 12/01/47 199,792
70,890 Fannie Mae Pool , 3.00%, 9/01/50 64,773
58,367 Fannie Mae Pool , 2.50%, 5/01/51 51,686
45,951 Fannie Mae Pool , 3.00%, 5/01/51 41,882
134,276 Fannie Mae Pool , 2.50%, 10/01/51 117,344
38,844 Fannie Mae Pool , 4.00%, 1/01/52 38,302
215,683 Fannie Mae Pool , 5.50%, 11/01/52 220,753
25,525 Fannie Mae Pool , 6.50%, 1/01/53 26,810
38,424 Fannie Mae Pool , 6.00%, 9/01/53 40,303
126,196 Fannie Mae Pool , 5.50%, 9/01/56 130,987
12,788 Fannie Mae REMICS 2023-21 , 5.00%, 1/25/53 12,975
87,827 Fannie Mae REMICS 2024-11 BK , 5.00%, 2/25/51 87,794
28,217 Fannie Mae REMICS 2024-26 A , 5.00%, 7/25/51 28,339
12,618 Fannie Mae REMICS 2202-22 AE , 4.00%, 5/25/49 12,444
101,000 Federal Farm Credit Banks Funding Corp. , 4.59%, 8/25/31 101,146
156,000 Federal Farm Credit Banks Funding Corp. , 5.11%, 7/15/32 156,644
79,000 Federal Farm Credit Banks Funding Corp. , 4.94%, 3/03/33 79,604
85,000 Federal Farm Credit Banks Funding Corp. , 5.27%, 6/23/33 85,156
75,000 Federal Home Loan Banks , 4.85%, 9/24/32 75,175
130,000 Federal Home Loan Banks , 5.35%, 6/12/34 130,696
2,149,740 Freddie Mac Multifamily Structured Pass-Through Certificates K-093 , 0.94%,
5/01/29
(c)
54,459
650,000 Freddie Mac Multifamily Structured Pass-Through Certificates K-G04 ,
2.63%, 11/25/30
(c)
67,402
75,435 Freddie Mac Pool , 2.50%, 2/01/52 66,276
70,237 Freddie Mac Pool , 3.50%, 4/01/52 66,698
232,094 Freddie Mac Pool , 3.00%, 5/01/52 210,879
32,686 Freddie Mac Pool , 5.50%, 11/01/55 33,349
90,663 Freddie Mac REMICS 4322 DJ , 3.00%, 5/15/43 89,550

North Square Core Plus Bond Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
MORTGAGE-BACKED SECURITIES — 18.0% (Continued)
36,048 Freddie Mac REMICS 5522 DE , 5.50%, 11/25/51 $ 36,542
54,569 Freddie Mac REMICS 5604 EA , 4.50%, 4/25/52 54,691
181,272 Ginnie Mae II Pool , 2.50%, 8/20/50 157,830
115,280 Ginnie Mae II Pool , 2.50%, 12/20/50 100,908
87,170 Ginnie Mae II Pool , 2.00%, 1/20/51 73,925
206,988 Ginnie Mae II Pool , 2.00%, 3/20/51 172,840
317,414 Ginnie Mae II Pool , 3.00%, 10/20/51 291,617
75,406 Ginnie Mae II Pool , 3.00%, 3/20/52 69,157
189,421 Ginnie Mae II Pool , 5.00%, 11/20/52 191,561
21,243 Ginnie Mae II Pool , 2.50%, 2/20/53 18,817
71,841 Ginnie Mae II Pool , 5.50%, 9/01/53
(c)
73,285
196,705 Government National Mortgage Association 2022-189 PT , 2.50%, 10/20/51 168,391
42,674 Government National Mortgage Association 2024-65 NB , 5.50%, 2/20/48 42,673
60,000 Government National Mortgage Association 2024-8 JL , 5.00%, 1/20/54 60,771
TOTAL MORTGAGE-BACKED SECURITIES (Cost $4,274,707) 4,330,515
NON U.S. GOVERNMENT & AGENCIES — 2.0%
SUPRANATIONAL — 1.4%
150,000 Asian Development Bank, 4.95%, 4/12/29 150,145
86,000 International Bank for Reconstruction & Development, 1.62%, 3/11/30 79,698
100,000 International Bank for Reconstruction & Development, 5.17%, 4/24/29 100,410
330,253
NON U.S. TREASURY — 0.6%
2,500,000 Mexican Bonos, 7.75%, 5/29/31 143,368
TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $469,524) 473,621
U.S. GOVERNMENT & AGENCIES — 24.7%
U.S. TREASURY BONDS — 8.2%
203,000
United States Treasury Bond, 2.75% , 11/15/42 161,163
234,000
United States Treasury Bond, 4.75% , 11/15/43 240,929
270,000
United States Treasury Bond, 2.00% , 8/15/51 161,568
177,000
United States Treasury Bond, 4.00% , 11/15/52 159,082
391,000
United States Treasury Note, 3.50% , 1/31/28 391,779
152,000
United States Treasury Note/Bond, 4.88% , 8/15/45 158,151
158,000
United States Treasury Note/Bond, 4.63% , 11/15/45 159,074
399,000
United States Treasury Note/Bond, 3.13% , 5/15/48 314,415
200,000
United States Treasury Note/Bond, 4.63% , 11/15/55 199,703
1,945,864
U.S. TREASURY NOTES — 16.5%
158,000
United States Treasury Inflation Indexed Bonds, 1.88% , 1/15/36 160,041
303,000
United States Treasury Note, 4.13% , 7/31/31 311,267
174,000
United States Treasury Note, 1.88% , 2/15/32 157,708
77,000
United States Treasury Note, 4.25% , 8/15/35 78,925
310,000
United States Treasury Note/Bond, 3.88% , 7/15/28 313,445
312,000
United States Treasury Note/Bond, 3.50% , 11/15/28 312,914
470,000
United States Treasury Note/Bond, 3.50% , 1/15/29 471,487

North Square Core Plus Bond Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
U.S. GOVERNMENT & AGENCIES — 24.7% (Continued)
262,000
United States Treasury Note/Bond, 3.63% , 10/31/30 $ 263,330
275,000
United States Treasury Note/Bond, 3.63% , 12/31/30 276,311
351,000
United States Treasury Note/Bond, 3.75% , 1/31/31 354,620
157,000
United States Treasury Note/Bond, 3.75% , 10/31/32 157,466
157,000
United States Treasury Note/Bond, 3.88% , 12/31/32 158,570
266,000
United States Treasury Note/Bond, 4.00% , 1/31/33 270,613
247,000
United States Treasury Note/Bond, 4.00% , 11/15/35 247,926
145,000
United States Treasury Note/Bond, 4.13% , 2/15/36 146,937
152,000
United States Treasury Note/Bond, 4.38% , 2/15/38 156,756
140,000
United States Treasury Note/Bond, 4.75% , 8/15/55 142,592
3,980,908
TOTAL U.S. GOVERNMENT & AGENCIES (Cost $5,842,180) 5,926,772
C ont ra ct s Description
Expiration
Date
Exercise
Price
Notional
Value
PURCHASED CALL OPTIONS — 0.10%
22 E-mini S&P 500® 6/22/2026 $ 7,500.00 $ 15,271,300 31,900
TOTAL PURCHASED CALL OPTIONS (Cost $61,050) 31,900
Sh ar e s
SHORT-TERM INVESTMENTS — 2.90%
700,187 First American Treasury Obligations Fund, Class X, 3.60%
(d)
700,187
TOTAL SHORT-TERM INVESTMENTS (Cost $700,187) 700,187
TOTAL INVESTMENTS — 98.3% (Cost $23,395,312) $ 23,587,455
Other Assets in Excess of Liabilities — 1.7% 397,034
NET ASSETS — 100.00% $ 23,984,489
(a) Security is perpetual in nature and has no stated maturity date.
(b) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
As of February 28, 2026 the total market value of 144A securities is $3,206,525 or 13.4% of net assets.
(c) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
February 28, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(d) Rate disclosed is the seven day effective yield as of February 28, 2026.
REMIC Real Estate Mortgage Investment Conduit

North Square Core Plus Bond Fund Futures Table
Schedule of Investments
February 28, 2026 (Unaudited)
Contracts Long Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
6 10-Year US Treasury Note Future 06/22/2026 $ 682,875 $ 3,844
16 2-Year US Treasury Note Future 07/01/2026 3,348,374 3,609
15 5-Year US Treasury Note Future 07/01/2026 1,652,109 5,343
4 Ultra 10-Year US Treasury Note Future 06/22/2026 466,938 2,875
4 Ultra US Treasury Bond Future 06/22/2026 486,375 3,625
6 US Treasury Bond Future 06/22/2026 710,813 4,688
$ 23,984
Short Contracts
(41) Bloomberg U.S. Corporate High Yield Very
Liquid Future
03/18/2026 $ (4,598,355) $ (11,625)
(4) E-mini S&P 500® Index Future 03/23/2026 (1,377,800) 15,513
$ 3,888

North Square Core Plus Bond Fund
Schedule of Written Options
February 28, 2026 (Unaudited)
Short Contracts Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Bloomberg U.S. Corporate High Yield Very
Liquid Future
(41) 03/18/2026 $ (4,598,355) $ (11,625)
E-mini S&P 500® Index Future (4) 03/23/2026 (1,377,800) 15,513
$ 3,888
Long Contracts
10-Year US Treasury Note Future 6 06/22/2026 $ 682,875 $ 3,844
2-Year US Treasury Note Future 16 07/01/2026 3,348,374 3,609
5-Year US Treasury Note Future 15 07/01/2026 1,652,109 5,343
Ultra 10-Year US Treasury Note Future 4 06/22/2026 466,938 2,875
Ultra US Treasury Bond Future 4 06/22/2026 486,375 3,625
US Treasury Bond Future 6 06/22/2026 710,813 4,688
$ 23,984

North Square Kennedy MicroCap Fund
Schedule of Investments
February 28, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 96.0%
COMMUNICATIONS — 1.5%
ADVERTISING & MARKETING — 0.2%
5,866 Magnite, Inc.
(a)
$ 79,895
ENTERTAINMENT CONTENT — 0.3%
10,086 Inspired Entertainment, Inc.
(a)
82,301
INTERNET MEDIA & SERVICES — 1.0%
51,685 DHI Group, Inc.
(a)
128,696
4,200 LiveOne, Inc.
(a)
23,058
18,352 OptimizeRx Corp.
(a)
139,108
290,862
PUBLISHING & BROADCASTING — 0.0%
(b)
1,068 Thryv Holdings, Inc.
(a)
2,478
TOTAL  COMMUNICATIONS 455,536
CONSUMER DISCRETIONARY — 3.5%
APPAREL & TEXTILE PRODUCTS — 0.1%
3,413 Lakeland Industries, Inc. 31,297
AUTOMOTIVE — 0.5%
3,131 Gentherm, Inc.
(a)
102,603
5,705 Motorcar Parts of America, Inc.
(a)
58,990
161,593
CONSUMER SERVICES — 2.5%
29,628 Legacy Education, Inc.
(a)
407,977
3,590 Matthews International Corp., Class A 94,884
4,451 Universal Technical Institute, Inc.
(a)
161,126
3,584 Upbound Group, Inc. 76,877
740,864
LEISURE FACILITIES & SERVICES — 0.4%
8,789 First Watch Restaurant Group, Inc.
(a)
109,511
TOTAL  CONSUMER DISCRETIONARY 1,043,265
CONSUMER STAPLES — 3.9%
FOOD — 2.8%
20,910 Nature's Sunshine Products, Inc.
(a)
578,789
38,977 SunOpta, Inc.
(a)
252,571
831,360
WHOLESALE - CONSUMER STAPLES — 1.1%
4,781 Chefs' Warehouse, Inc. (The)
(a)
341,316
TOTAL  CONSUMER STAPLES 1,172,676

North Square Kennedy MicroCap Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 96.0% (Continued)
ENERGY — 5.8%
OIL & GAS PRODUCERS — 0.8%
7,906 Riley Exploration Permian, Inc. $ 228,009
OIL & GAS SERVICES & EQUIPMENT — 4.8%
26,559 DNOW, Inc.
(a)
312,865
21,124 Helix Energy Solutions Group, Inc.
(a)
194,129
22,446 Oil States International, Inc.
(a)
293,818
6,320 Solaris Energy Infrastructure, Inc., Class A 313,662
6,196 Thermon Group Holdings, Inc.
(a)
314,633
1,429,107
RENEWABLE ENERGY — 0.2%
2,186 American Superconductor Corp.
(a)
71,220
TOTAL  ENERGY 1,728,336
FINANCIALS — 21.3%
ASSET MANAGEMENT — 2.0%
8,038 Compass Diversified Holdings 60,204
10,783 Kayne Anderson BDC, Inc. 144,708
12,447 Trinity Capital, Inc. 184,091
7,665 Voyager Technologies, Inc.
(a)
204,579
593,582
BANKING — 14.7%
14,088 California BanCorp
(a)
257,951
12,258 Capital Bancorp, Inc. 360,508
12,143 Carter Bankshares, Inc.
(a)
253,060
2,262 Coastal Financial Corp.
(a)
167,818
11,230 ConnectOne Bancorp, Inc. 297,932
16,418 Horizon Bancorp, Inc. 276,479
12,478 Investar Holding Corp. 352,254
5,835 Northeast Bank 646,985
18,851 Old Second Bancorp, Inc. 370,045
6,143 Origin Bancorp, Inc. 255,549
5,605 QCR Holdings, Inc. 484,832
13,223 Third Coast Bancshares, Inc.
(a)
523,763
7,340 VersaBank 121,110
4,368,286
INSTITUTIONAL FINANCIAL SERVICES — 0.3%
5,233 Perella Weinberg Partners 96,863
INSURANCE — 2.8%
22,116 Abacus Life, Inc.
(a)
201,919
24,072 Crawford & Co., Class A 259,015
14,342 James River Group Holdings, Inc. 100,394
16,311 Tiptree, Inc. 277,776
839,104

North Square Kennedy MicroCap Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 96.0% (Continued)
FINANCIALS — 21.3% (Continued)
SPECIALTY FINANCE — 1.5%
6,684 Applied Digital Corp.
(a)
$ 182,273
8,626 LendingClub Corp.
(a)
128,614
4,343 Mid Penn Bancorp, Inc. 139,714
450,601
TOTAL  FINANCIALS 6,348,436
HEALTH CARE — 23.6%
BIOTECH & PHARMA — 13.5%
34,548 Abeona Therapeutics, Inc.
(a)
176,886
13,778 Aldeyra Therapeutics, Inc.
(a)
75,228
23,316 Annexon, Inc.
(a)
130,569
4,468 Apogee Therapeutics, Inc.
(a)
312,760
13,727 Arvinas, Inc.
(a)
182,157
9,832 Avalo Therapeutics, Inc.
(a)
172,060
5,997 Celldex Therapeutics, Inc.
(a)
180,450
9,893 Cogent Biosciences, Inc.
(a)
384,343
18,663 CorMedix, Inc.
(a)
133,067
13,760 Day One Biopharmaceuticals, Inc.
(a)
145,856
6,162 Design Therapeutics, Inc.
(a)
64,331
2,706 Disc Medicine, Inc.
(a)
180,274
11,279 enGene Holdings, Inc.
(a)
114,031
25,697 Exagen, Inc.
(a)
93,023
8,574 Immunome, Inc.
(a)
187,428
16,118 MeiraGTx Holdings PLC
(a)
121,852
4,701 NewAmsterdam Pharma Co. NV
(a)
166,697
2,156 Oruka Therapeutics, Inc.
(a)
74,188
33,340 Puma Biotechnology, Inc.
(a)
190,038
5,407 Rapport Therapeutics, Inc.
(a)
156,965
29,480 Rezolute, Inc.
(a)
94,631
7,386 Tectonic Therapeutic, Inc.
(a)
173,202
13,977 TriSalus Life Sciences, Inc.
(a)
70,724
6,713 Ultragenyx Pharmaceutical, Inc.
(a)
157,017
9,374 WAVE Life Sciences Ltd.
(a)
130,580
25,428 Xeris Biopharma Holdings, Inc.
(a)
155,619
4,023,976
HEALTH CARE FACILITIES & SERVICES — 2.7%
35,304 AdaptHealth Corp.
(a)
323,032
6,897 Park Dental Partners, Inc.
(a)
130,077
20,642 Personalis, Inc.
(a)
187,016
1,877 US Physical Therapy, Inc. 155,716
795,841
MEDICAL EQUIPMENT & DEVICES — 7.4%
17,040 Adaptive Biotechnologies Corp.
(a)
272,981
14,073 Artivion, Inc.
(a)
541,810

North Square Kennedy MicroCap Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 96.0% (Continued)
HEALTH CARE — 23.6% (Continued)
MEDICAL EQUIPMENT & DEVICES — 7.4% (Continued)
10,834 AtriCure, Inc.
(a)
$ 338,671
19,271 Bioventus, Inc.
(a)
169,199
8,813 Delcath Systems, Inc.
(a)
78,436
2,950 Integer Holdings Corp.
(a)
255,706
36,159 Neogen Corp.
(a)
406,066
7,347 OrthoPediatrics Corp.
(a)
140,842
2,203,711
TOTAL  HEALTH CARE 7,023,528
INDUSTRIALS — 12.1%
COMMERCIAL SUPPORT SERVICES — 4.0%
6,313 Barrett Business Services, Inc. 175,312
590 CRA International, Inc. 101,869
14,853 Healthcare Services Group, Inc.
(a)
323,350
18,783 Kelly Services, Inc., Class A 182,383
24,401 Quest Resource Holding Corp.
(a)
43,190
26,032 Resources Connection, Inc. 97,880
3,598 V2X, Inc.
(a)
250,961
1,174,945
ELECTRICAL EQUIPMENT — 2.1%
18,930 LSI Industries, Inc. 409,267
443 M-Tron Industries, Inc.
(a)
28,037
72,441 SmartRent, Inc.
(a)
110,110
8,030 Stoneridge, Inc.
(a)
63,357
610,771
ENGINEERING & CONSTRUCTION — 1.3%
18,835 Orion Group Holdings, Inc.
(a)
258,605
597 VSE Corp. 135,561
394,166
INDUSTRIAL INTERMEDIATE PRODUCTS — 1.9%
1,028 AZZ, Inc. 139,788
20,742 Hillman Solutions Corp. 170,084
4,348 Insteel Industries, Inc. 162,093
4,108 Mayville Engineering Co., Inc.
(a)
86,268
558,233
MACHINERY — 1.3%
4,900 Ichor Holdings Ltd.
(a)
232,995
630 Lindsay Corp. 84,861
8,159 Titan International, Inc.
(a)
79,387
397,243
TRANSPORTATION & LOGISTICS — 0.7%
6,290 Werner Enterprises, Inc. 220,716

North Square Kennedy MicroCap Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 96.0% (Continued)
INDUSTRIALS — 12.1% (Continued)
TRANSPORTATION EQUIPMENT — 0.8%
15,879 Aebi Schmidt Holding AG $ 228,975
TOTAL  INDUSTRIALS 3,585,049
MATERIALS — 5.6%
CHEMICALS — 4.0%
15,589 LSB Industries, Inc.
(a)
181,144
3,276 Materion Corp. 534,185
2,296 Minerals Technologies, Inc. 162,144
11,875 Park Aerospace Corp. 313,737
1,191,210
CONTAINERS & PACKAGING — 1.6%
2,719 Ranpak Holdings Corp.
(a)
13,921
12,048 TriMas Corp. 470,836
484,757
TOTAL  MATERIALS 1,675,967
REAL ESTATE — 2.9%
REIT — 2.9%
37,163 Chatham Lodging Trust 286,527
8,605 Community Healthcare Trust, Inc. 147,059
10,470 CTO Realty Growth, Inc. 203,956
9,372 Easterly Government Properties, Inc. 218,180
855,722
TOTAL  REAL ESTATE 855,722
TECHNOLOGY — 15.8%
SEMICONDUCTORS — 3.2%
2,889 ACM Research, Inc., Class A
(a)
160,860
6,717 Aehr Test Systmes
(a)
251,417
1,207 Axcelis Technologies, Inc.
(a)
99,710
6,657 Penguin Solutions, Inc.
(a)
138,333
10,059 Veeco Instruments, Inc.
(a)
307,403
957,723
SOFTWARE — 5.4%
7,003 Adeia, Inc. 144,892
19,305 Asure Software, Inc.
(a)
176,448
25,958 AudioEye, Inc.
(a)
177,034
8,686 Computer Programs & Systems, Inc.
(a)
167,553
7,004 Domo, Inc.
(a)
25,144
20,795 DoubleVerify Holdings, Inc.
(a)
219,179
51,285 Evolent Health, Inc., Class A
(a)
166,676
33,868 Health Catalyst, Inc.
(a)
54,866
8,404 Red Violet, Inc.
(a)
363,977

North Square Kennedy MicroCap Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 96.0% (Continued)
TECHNOLOGY — 15.8% (Continued)
SOFTWARE — 5.4% (Continued)
25,747 Sophia Genetics S.A.
(a)
$ 115,862
1,611,631
TECHNOLOGY HARDWARE — 5.7%
5,093 Applied Optoelectronics, Inc.
(a)
428,983
13,593 Aviat Networks, Inc.
(a)
340,369
16,417 CommScope Holding Co., Inc.
(a)
288,447
7,058 Kornit Digital Ltd.
(a)
107,917
11,494 PAR Technology Corp.
(a)
188,386
73,293 Powerfleet, Inc.
(a)
261,656
1,224 Vishay Precision Group, Inc.
(a)
56,390
1,672,148
TECHNOLOGY SERVICES — 1.5%
11,765 Cipher Digital, Inc.
(a)
183,534
3,124 ICF International, Inc. 259,698
443,232
TOTAL  TECHNOLOGY 4,684,734
TOTAL COMMON STOCKS (Cost $23,981,374) 28,573,249
EXCHANGE-TRADED FUNDS — 1.0%
1,776 iShares® Micro-Cap ETF 298,688
TOTAL EXCHANGE-TRADED FUNDS (Cost $300,752) 298,688
RIGHT — 0.0%
(b)
HEALTH CARE — 0.0%
(b)
6,763 Alkermes PLC - CVR –
TOTAL RIGHT Cost ($–) –
SHORT-TERM INVESTMENTS — 3.7%
1,094,095 First American Treasury Obligations Fund, Class X, 3.60%
(c)
1,094,095
TOTAL SHORT-TERM INVESTMENTS (Cost $1,094,095) 1,094,095
TOTAL INVESTMENTS — 100.7% (Cost $25,376,221) $ 29,966,032
Liabilities in Excess of Other Assets —  (0.7)% (215,206)
NET ASSETS — 100.00% $ 29,750,826
(a) Non-income producing security.
(b) Percentage rounds to less than 0.1%.
(c) Rate disclosed is the seven day effective yield as of February 28, 2026.

North Square Kennedy MicroCap Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
ETF - Exchange-Traded Funds

North Square Select Small Cap Fund
Schedule of Investments
February 28, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 99.3%
CONSUMER DISCRETIONARY — 22.8%
AUTOMOTIVE — 3.5%
83,791 Holley, Inc.
(a)
$ 341,867
6,159 Phinia , Inc. 447,328
789,195
LEISURE FACILITIES & SERVICES — 7.8%
14,398 OneSpaWorld Holdings Ltd. 309,989
29,811 Pursuit Attractions and Hospitality, Inc.
(a)
1,036,231
3,220 Vail Resorts, Inc. 437,308
1,783,528
RETAIL - DISCRETIONARY — 6.6%
1,648 Asbury Automotive Group, Inc.
(a)
352,309
44,246 Driven Brands Holdings, Inc.
(a)
486,706
18,027 Valvoline, Inc.
(a)
681,421
1,520,436
WHOLESALE - DISCRETIONARY — 4.9%
39,715 Openlane , Inc.
(a)
1,132,275
TOTAL CONSUMER DISCRETIONARY 5,225,434
CONSUMER STAPLES — 6.3%
FOOD — 3.0%
7,920 Cal-Maine Foods, Inc. 689,911
WHOLESALE - CONSUMER STAPLES — 3.3%
7,771 Performance Food Group Co.
(a)
754,253
TOTAL CONSUMER STAPLES 1,444,164
FINANCIALS — 17.7%
BANKING — 16.0%
16,059 First Merchants Corp. 627,586
7,563 Nicolet Bankshares , Inc. 1,155,324
6,631 Southstate Bank Corp. 654,281
6,236 Stock Yards Bancorp, Inc. 399,977
11,574 Webster Financial Corp. 834,832
3,672,000
INSTITUTIONAL FINANCIAL SERVICES — 1.7%
8,658 Jefferies Financial Group, Inc. 384,415
TOTAL FINANCIALS 4,056,415
HEALTH CARE — 3.0%
HEALTH CARE FACILITIES & SERVICES — 3.0%
8,965 HealthEquity, Inc.
(a)
685,733
TOTAL HEALTH CARE 685,733

North Square Select Small Cap Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 99.3% (Continued)
INDUSTRIALS — 23.7%
AEROSPACE & DEFENSE — 3.9%
6,784 National Presto Industries, Inc.
(a)
$ 895,081
COMMERCIAL SUPPORT SERVICES — 2.4%
133,141 Emerald Holding, Inc. 555,198
ELECTRICAL EQUIPMENT — 7.0%
3,594 Bel Fuse, Inc., Class B 825,578
12,441 M-Tron Industries, Inc.
(a)
787,391
1,612,969
ENGINEERING & CONSTRUCTION — 3.8%
8,034 Arcosa , Inc. 863,494
MACHINERY — 6.6%
5,874 JBT Marel Corp. 904,596
8,640 Terex Corp. 594,346
1,498,942
TOTAL INDUSTRIALS 5,425,684
MATERIALS — 13.3%
CONSTRUCTION MATERIALS — 3.2%
3,316 Eagle Materials, Inc. 742,121
CONTAINERS & PACKAGING — 10.1%
50,523 Myers Industries, Inc. 1,130,199
30,435 TriMas Corp. 1,189,400
2,319,599
TOTAL MATERIALS 3,061,720
REAL ESTATE — 3.1%
REAL ESTATE OWNERS & DEVELOPERS — 3.1%
32,694 Legacy Housing Corp.
(a)
716,653
TOTAL REAL ESTATE 716,653
TECHNOLOGY — 9.4%
SOFTWARE — 7.9%
108,994 ACV Auctions, Inc.
(a)
529,711
39,471 Alkami Technology, Inc.
(a)
653,047
1,253 Daily Journal Corp.
(a)
638,416
1,821,174
TECHNOLOGY SERVICES — 1.5%
27,589 Flywire Corp.
(a)
339,621
TOTAL TECHNOLOGY 2,160,795
TOTAL COMMON STOCKS (Cost $18,484,463) 22,776,598

North Square Select Small Cap Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
SHORT-TERM INVESTMENTS — 0.5%
121,703 First American Treasury Obligations Fund, Class X, 3.60%
(b)
$ 121,703
TOTAL SHORT-TERM INVESTMENTS (Cost $121,703) 121,703
TOTAL INVESTMENTS — 99.8% (Cost $18,606,166) $ 22,898,301
Other Assets in Excess of Liabilities — 0.2% 42,209
NET ASSETS — 100.00% $ 22,940,510
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of February 28, 2026.

North Square Altrinsic International Equity Fund
Schedule of Investments
February 28, 2026 (Unaudited)
Sh ar e s F air V alu e
COMMON STOCKS — 96.2%
Belgium — 1.0%
6,137 KBC Groupe N.V.
(a)
$ 831,555
Bermuda — 4.0%
11,970 Axis Capital Holdings Ltd. 1,265,468
6,697 Everest Re Group, Ltd. 2,246,777
3,512,245
Canada — 1.5%
5,006 Agnico Eagle Mines Ltd. 1,259,510
China — 1.5%
73,332 Alibaba Group Holding Ltd. 1,327,075
France — 10.2%
51,777 Bureau Veritas SA 1,800,200
6,716 Capgemini SE 849,159
18,215 Cia Generale de Establissements Michelin SCA 736,994
11,091 Danone SA 954,277
16,804 Sanofi 1,644,251
21,021 SCOR SE 766,518
26,731 TotalEnergies SE 2,142,234
8,893,633
Germany — 10.7%
8,115 Adidas AG 1,506,348
6,644 Bayerische Motoren Werke AG 696,652
20,100 Daimler Truck Holding AG 1,014,620
8,524 Deutsche Boerse AG 2,330,681
22,052 Deutsche Post AG 1,299,165
8,426 GEA Group A.G. 653,615
3,649 Siemens AG 1,055,597
14,150 Siemens Healthineers AG 144A
(b)
702,174
9,258,852
Hong Kong — 1.3%
71,123 Techtronic Industries Co. Ltd. 1,151,890
India — 1.5%
41,294 HDFC Bank Ltd. - ADR 1,315,214
Indonesia — 1.2%
3,234,410 PT Bank Mandiri (Persero) Tbk 1,014,404
Ireland — 9.5%
5,400 Aon PLC, Class A 1,811,539
67,234 Bank of Ireland Group PLC 1,309,767
6,031 CRH PLC 723,599
14,342 Kerry Group PLC, Class A 1,274,984
17,105 Medtronic PLC 1,670,475

North Square Altrinsic International Equity Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
Sh ar e s F air V alu e
COMMON STOCKS — 96.2% (Continued)
Ireland — 9.5% (Continued)
4,691 Willis Towers Watson PLC $ 1,431,552
8,221,916
Israel — 1.3%
7,578 Check Point Software Technologies Ltd.
(a)
1,152,386
Italy — 1.1%
41,090 FinecoBank SpA 967,485
Japan — 15.2%
51,547 Daito Trust Construction Co., Ltd. 1,187,012
68,930 Japan Exchange Group, Inc. 938,064
83,573 Kubota Corp. 1,698,804
69,689 Murata Manufacturing Co. Ltd., F 1,822,363
3,244 SMC Corp. 1,551,778
85,198 Sony Group Corp. 1,958,553
59,568 Sumitomo Mitsui Trust Holdings, Inc. 2,077,071
128,349 Suzuki Motor Corp. 1,941,070
13,174,715
Korea (Republic Of) — 4.3%
9,690 Hana Financial Group, Inc. 818,484
15,510 KB Financial Group, Inc. 1,709,374
335 Samsung Electronics Co. Ltd. - ADR 1,215,080
3,742,938
Mexico — 3.8%
6,593 Fomento Economico Mexicano SAB de CV - ADR 740,526
127,901 Grupo Financiero Banorte SAB de CV 1,454,394
345,862 Wal-Mart de Mexico SAB de CV 1,122,648
3,317,568
Netherlands — 6.9%
16,920 Akzo Nobel N.V. 1,189,187
9,057 Euronext N.V. 1,497,095
19,069 Heineken N.V. 1,767,005
48,983 Koninklijke Philips N.V. 1,570,438
6,023,725
Norway — 1.5%
41,427 DNB Bank ASA 1,311,322
South Africa — 0.1%
2,706 Standard Bank Group Ltd. 54,501
Spain — 1.0%
52,138 Bankinter SA 865,563
Sweden — 1.5%
59,865 Hexagon AB 681,240

North Square Altrinsic International Equity Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
Sh ar e s F air V alu e
COMMON STOCKS — 96.2% (Continued)
Sweden — 1.5% (Continued)
13,483 Sandvik AB
(a)
$ 594,389
1,275,629
Switzerland — 6.6%
9,102 Chubb Ltd. 3,102,508
7,141 Nestle SA 780,300
6,144 Sandoz Group AG 541,288
1,732 Zurich Insurance Group Ltd. 1,306,610
5,730,706
United Kingdom — 10.6%
21,720 Admiral Group PLC 867,764
25,864 BP PLC - ADR 1,005,075
53,553 Diageo PLC 1,201,093
72,848 GSK PLC 2,164,705
171,769 Haleon PLC 942,896
116,191 Informa PLC 1,312,386
11,817 Intertek Group PLC 753,033
51,019 Smith & Nephew PLC 941,879
9,188,831
TOTAL COMMON STOCKS (Cost $61,688,342) 83,591,663
PREFERRED STOCKS — 0.6%
Brazil — 0.6%
57,387 Itau Unibanco Holdings SA 519,979
TOTAL PREFERRED STOCKS (Cost $295,970) 519,979
SHORT-TERM INVESTMENTS — 2.2%
1,908,413 First American Treasury Obligations Fund, Class X, 3.60%
(c)
1,908,413
TOTAL SHORT-TERM INVESTMENTS (Cost $1,908,413) 1,908,413
TOTAL INVESTMENTS — 99.0% (Cost $63,892,725) $ 86,020,055
Other Assets in Excess of Liabilities —  1.0% 837,547
NET ASSETS — 100.0% $ 86,857,602
(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
As of February 28, 2026 the total market value of 144A securities is $702,174 or 0.8% of net assets.
(c) Rate disclosed is the seven day effective yield as of February 28, 2026.
ADR - American Depositary Receipt.

North Square McKee Bond Fund
Schedule of Investments
February 28, 2026 (Unaudited)
,
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
ASSET BACKED SECURITIES — 2.9%
400,000 Aligned Data Centers Issuer LLC 2021-1A A2, 1.94%, 8/15/46
(a)
$ 395,325
391 Ally Auto Receivables Trust 2022-2 A3, 4.76%, 5/17/27 392
10,000 BBCMS Mortgage Trust 2017-C1 A4, 3.67%, 2/15/50 9,925
41,406 BBCMS Mortgage Trust 2022-C14 A1, 1.73%, 2/18/55 40,965
3,019 Carmax Auto Owner Trust 2022-4 A3, 5.34%, 8/15/27 3,025
600,000 CarMax Auto Owner Trust 2024-4 A3, 4.60%, 10/15/29 606,614
72,120 Dell Equipment Finance Trust 2023-3 A3, 5.93%, 6/22/26
(a)
72,430
476,902 EQUS 2021-EQAZ A Mortgage Trust, 4.70%, 10/15/36 (1MO SOFR +
102bps)
(a)(b)
477,092
5,000 Ford Credit Auto Owner Trust 2024-C A3, 4.07%, 7/15/29 5,021
400,000 GMF Floorplan Owner Revolving Trust 2025-2A A, 4.64%, 3/15/30
(a)
407,067
209,054 Harley-Davidson Motorcycle Trust 2024-A A3, 5.37%, 3/15/29 211,835
520,000 NextGear Floorplan Master Owner Trust 2024-2A A2, 4.42%, 9/15/27
(a)
525,362
1,050,000 Toyota Auto Receivables 2024-C A3 Owner Trust, 4.88%, 1/18/28
(a)
1,059,627
524,535 Tricon Residential 2022-SFR2 A Trust, 3.86%, 4/19/39
(a)
522,003
465,000 Verizon Master Trust 2023-7 A1A, 5.67%, 11/20/26 472,332
464,000 Verizon Master Trust 2025-7 A1A, 3.96%, 8/20/31 468,162
624,000 Wells Fargo Commercial Mortgage Trust 2026-5C8, 5.03%, 3/15/59 645,819
TOTAL ASSET BACKED SECURITIES (Cost $5,882,159) 5,922,996
CORPORATE BONDS — 29.2%
COMMUNICATIONS — 2.6%
CABLE & SATELLITE — 0.3%
812,000 Comcast Corp., 3.25%, 11/01/39 648,663
ENTERTAINMENT CONTENT — 0.9%
719,000 Fox Corp., 6.50%, 10/13/33 789,393
437,000 Walt Disney Co. (The), 4.00%, 3/14/31 438,008
769,000 Walt Disney Co. (The), 3.50%, 5/13/40 652,363
1,879,764
INTERNET MEDIA & SERVICES — 0.9%
579,000 Alphabet, Inc., 4.40%, 2/15/33 584,274
474,000 Alphabet, Inc., 4.70%, 11/15/35 480,134
219,000 Alphabet, Inc., 5.50%, 2/15/46 223,141
466,000 Meta Platforms, Inc., 4.60%, 11/15/32 473,949
218,000 Meta Platforms, Inc., 5.60%, 5/15/53 212,395
1,973,893
TELECOMMUNICATIONS — 0.5%
1,227,000 Verizon Communications, Inc., 2.65%, 11/20/40 894,720
TOTAL  COMMUNICATIONS 5,397,040
CONSUMER DISCRETIONARY — 1.9%
AUTOMOTIVE — 1.6%
640,000 Ford Motor Co., Class B, 3.25%, 2/12/32 576,326
959,000 General Motors Financial Co., Inc., 5.35%, 1/07/30 995,651

North Square McKee Bond Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
CORPORATE BONDS — 29.2% (Continued)
CONSUMER DISCRETIONARY — 1.9% (continued)
AUTOMOTIVE — 1.6% (continued)
1,582,000 Honda Motor Co. Ltd., 4.69%, 7/08/30 $ 1,613,048
3,185,025
LEISURE FACILITIES & SERVICES — 0.0%
(c)
122,000 McDonald's Corp., 4.40%, 2/12/31 124,034
RETAIL - DISCRETIONARY — 0.3%
571,000 Lowe's Companies, Inc., 4.50%, 10/15/32 573,667
TOTAL  CONSUMER DISCRETIONARY 3,882,726
CONSUMER STAPLES — 0.8%
BEVERAGES — 0.4%
541,000 Coca-Cola Co. (The), 3.45%, 3/25/30 535,026
159,000 Keurig Dr Pepper, Inc., 5.20%, 3/15/31 164,346
699,372
HOUSEHOLD PRODUCTS — 0.3%
643,000 Procter & Gamble Co. (The), 4.10%, 11/03/32 647,875
TOBACCO & CANNABIS — 0.1%
292,000 Philip Morris International, Inc., 5.13%, 2/15/30 303,461
TOTAL  CONSUMER STAPLES 1,650,708
ENERGY — 3.2%
OIL & GAS PRODUCERS — 3.2%
158,000 BP Capital Markets America, Inc., 4.89%, 9/11/33 162,451
806,000 Chevron Corp., 4.82%, 4/15/32 839,111
831,000 ConocoPhillips Co., 5.30%, 5/15/53 788,867
323,000 Energy Transfer L.P., 3.75%, 5/15/30 317,836
1,156,000 Exxon Mobil Corp., 4.33%, 3/19/50 990,613
381,000 ONEOK, Inc., 4.95%, 10/15/32 387,775
269,000 ONEOK, Inc., 5.70%, 11/01/54 253,675
738,000 Phillips 66 Co., 5.25%, 6/15/31 772,855
554,000 Saudi Arabian Oil Co., 5.00%, 2/02/36
(a)
555,066
351,000 Shell Finance US, Inc., 4.75%, 1/06/36 353,847
560,000 TotalEnergies Capital SA, 5.49%, 4/05/54 553,904
627,000 TotalEnergies Capital USA LLC, 4.57%, 1/13/33 635,003
6,611,003
TOTAL  ENERGY 6,611,003
FINANCIALS — 11.4%
ASSET MANAGEMENT — 0.1%
179,000 Charles Schwab Corp. (The), 4.91%, 11/14/36
(b)
179,124
BANKING — 8.4%
245,000 American Express National Bank, 4.05%, 4/10/28 246,086

North Square McKee Bond Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
CORPORATE BONDS — 29.2% (Continued)
FINANCIALS — 11.4% (continued)
BANKING — 8.4% (continued)
505,000 Bank of America Corp., 4.46%, 2/06/32
(b)
$ 508,891
487,000 Bank of Nova Scotia (The), 5.13%, 2/14/31 (SOFRRATE + 107bps)
(b)
504,402
592,000 Canadian Imperial Bank of Commerce, 5.26%, 4/08/29 614,560
596,000 Citigroup, Inc., 4.95%, 5/07/31
(b)
611,438
737,000 Goldman Sachs Bank USA, 3.85%, 2/24/28 737,142
510,000 HSBC Holdings PLC, 5.29%, 11/19/30
(b)
528,789
1,557,000 JPMorgan Chase & Co., 5.14%, 1/24/31 (SOFRRATE + 90bps)
(b)
1,615,963
709,000 JPMorgan Chase & Co., 4.81%, 10/22/36 (SOFRRATE + 1bps)
(b)
707,929
1,830,000 Morgan Stanley Bank NA, 3.85%, 2/18/28 1,830,393
1,830,000 Morgan Stanley Private Bank NA, 3.85%, 2/18/28 1,830,393
690,000 Morgan Stanley Private Bank NA, 4.73%, 7/18/31 (SOFRRATE + 108bps)
(b)
702,763
250,000 PNC Financial Services Group, Inc. (The), 6.88%, 10/20/34 (SOFRRATE +
2bps)
(b)
284,722
1,113,000 Royal Bank of Canada, 4.65%, 10/18/30 (SOFRINDX + 108bps)
(b)
1,135,657
240,000 Toronto-Dominion Bank (The), 4.86%, 1/31/28 244,616
300,000 Truist Financial Corp., 4.60%, 1/27/32
(b)
303,240
185,000 Truist Financial Corp., 5.12%, 1/26/34
(b)
189,810
1,860,000 UBS Bank USA, 3.80%, 2/11/28 1,859,322
750,000 UBS Bank USA, 3.95%, 2/19/30 752,058
685,000 US Bancorp, 5.05%, 2/12/31 (SOFRRATE + 106bps)
(b)
707,815
1,000,000 Wells Fargo Bank NA, 4.25%, 3/11/27 1,005,414
16,921,403
INSTITUTIONAL FINANCIAL SERVICES — 2.5%
296,000 Bank of New York Mellon Corp. (The), 4.94%, 2/11/31
(b)
305,455
852,000 Bank of New York Mellon Corp. (The), 5.06%, 7/22/32
(b)
886,751
245,000 Goldman Sachs Bank USA, 4.30%, 3/11/27 246,350
1,320,000 Goldman Sachs Bank USA, 3.85%, 2/22/28 1,320,784
893,000 Goldman Sachs Group Inc. (The), 4.37%, 10/21/31
(b)
893,763
219,000 Goldman Sachs Group Inc. (The), 4.94%, 10/21/36
(b)
218,304
429,000 Morgan Stanley, 5.23%, 1/15/31
(b)
444,343
1,107,000 Morgan Stanley, 5.07%, 1/30/37
(b)
1,116,868
5,432,618
SPECIALTY FINANCE — 0.4%
329,000 Capital One Financial Corp., 5.46%, 7/26/30 (SOFRRATE + 156bps)
(b)
341,428
360,000 Capital One Financial Corp., 4.49%, 9/11/31
(b)
360,141
701,569
TOTAL  FINANCIALS 23,234,714
HEALTH CARE — 1.8%
BIOTECH & PHARMA — 0.8%
245,000 AbbVie, Inc., 4.40%, 3/15/33 246,100
513,000 Eli Lilly & Co., 5.00%, 2/09/54 482,280

North Square McKee Bond Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
CORPORATE BONDS — 29.2% (Continued)
HEALTH CARE — 1.8% (continued)
BIOTECH & PHARMA — 0.8% (continued)
796,000 Merck & Co., Inc., 4.75%, 12/04/35 $ 803,554
1,531,934
HEALTH CARE FACILITIES & SERVICES — 1.0%
207,000 Cigna Group (The), 4.88%, 9/15/32 211,808
883,000 Cigna Group (The), 5.25%, 1/15/36 907,262
263,000 UnitedHealth Group, Inc., 2.30%, 5/15/31 240,228
393,000 UnitedHealth Group, Inc., 5.15%, 7/15/34 406,247
266,000 UnitedHealth Group, Inc., 5.88%, 2/15/53 270,704
2,036,249
TOTAL  HEALTH CARE 3,568,183
INDUSTRIALS — 2.4%
AEROSPACE & DEFENSE — 0.4%
394,000 Boeing Co. (The), 5.15%, 5/01/30 408,153
446,000 Lockheed Martin Corp., 4.70%, 5/15/46 412,634
820,787
DIVERSIFIED INDUSTRIALS — 0.5%
1,079,000 Honeywell International, Inc., 4.75%, 2/01/32 1,112,007
ELECTRICAL EQUIPMENT — 0.2%
299,000 Johnson Controls International PLC, 5.50%, 4/19/29 312,786
MACHINERY — 0.1%
249,000 Caterpillar, Inc., 5.20%, 5/15/35 260,948
TRANSPORTATION & LOGISTICS — 1.2%
457,631 BNSF Railway Co. 2015-1 Pass Through Trust, 3.44%, 6/16/28
(a)
453,709
1,097,000 Burlington Northern Santa Fe LLC, 4.55%, 9/01/44 992,699
258,360 FedEx Corp. 2020-1 Class AA Pass Through Trust, 1.88%, 2/20/34 230,248
500,000 FedEx Freight Holding Co., Inc., 4.95%, 3/15/33
(a)
500,162
8,608 Union Pacific Railroad Co. 2005 Pass Through Trust, 5.08%, 1/02/29 8,766
155,401 Union Pacific Railroad Co. 2014-1 Pass Through Trust, 3.23%, 5/14/26 155,168
2,340,752
TOTAL  INDUSTRIALS 4,847,280
REAL ESTATE — 0.3%
REIT — 0.3%
449,000 American Tower Corp., 3.80%, 8/15/29 445,508
239,000 American Tower Corp., 4.70%, 12/15/32 241,818
687,326
TOTAL  REAL ESTATE 687,326
TECHNOLOGY — 1.9%
SEMICONDUCTORS — 0.6%
398,000 Broadcom, Inc., 4.35%, 2/15/30 403,055

North Square McKee Bond Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
CORPORATE BONDS — 29.2% (Continued)
TECHNOLOGY — 1.9% (continued)
SEMICONDUCTORS — 0.6% (continued)
861,000 Broadcom, Inc., 4.90%, 7/15/32 $ 887,041
1,290,096
SOFTWARE — 0.8%
163,000 Oracle Corp., 4.55%, 2/04/29 163,346
1,054,000 Oracle Corp., 4.45%, 9/26/30 1,034,037
533,000 Oracle Corp., 5.88%, 9/26/45 483,219
1,680,602
TECHNOLOGY HARDWARE — 0.2%
632,000 Apple, Inc., 2.95%, 9/11/49 432,033
TECHNOLOGY SERVICES — 0.3%
600,000 International Business Machines Corp., 4.15%, 5/15/39 538,310
TOTAL  TECHNOLOGY 3,941,041
UTILITIES — 2.9%
ELECTRIC UTILITIES — 2.9%
494,000 Alabama Power Co., 3.45%, 10/01/49 360,279
129,000 Berkshire Hathaway Energy Co., 3.70%, 7/15/30 127,787
1,446,000 Duke Energy Carolinas LLC, 5.30%, 2/15/40 1,478,698
222,000 Duke Energy Corp., 4.95%, 9/15/35 222,555
342,000 Entergy Corp., 1.90%, 6/15/28 326,897
363,000 Florida Power & Light Co., 5.30%, 6/15/34 382,812
472,000 Florida Power & Light Co., 5.30%, 4/01/53 460,178
1,334,000 MidAmerican Energy Co., 4.25%, 7/15/49 1,116,374
136,000 NextEra Energy Capital Holdings, Inc., 2.25%, 6/01/30 126,250
419,000 Virginia Electric and Power Co., 4.95%, 3/15/36 418,480
862,000 Virginia Electric and Power Co., 5.45%, 4/01/53 829,843
5,850,153
TOTAL  UTILITIES 5,850,153
TOTAL CORPORATE BONDS (Cost $59,001,405) 59,670,174
MORTGAGE-BACKED SECURITIES — 26.4%
257,164 Fannie Mae Pool , 4.00%, 5/15/27 252,051
12,932 Fannie Mae Pool , 5.00%, 11/01/29 13,134
17,429 Fannie Mae Pool , 1.50%, 10/01/36 16,018
15,425 Fannie Mae Pool , 2.50%, 4/01/37 14,621
82,723 Fannie Mae Pool , 3.50%, 10/13/37 79,364
65,129 Fannie Mae Pool , 3.50%, 12/01/37 64,257
238,457 Fannie Mae Pool , 3.00%, 1/01/40 226,198
223,147 Fannie Mae Pool , 3.00%, 10/01/40 211,588
206,839 Fannie Mae Pool , 2.00%, 11/01/40 186,121
146,242 Fannie Mae Pool , 2.00%, 1/01/41 131,221
176,931 Fannie Mae Pool , 2.50%, 3/01/41 163,140

North Square McKee Bond Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
MORTGAGE-BACKED SECURITIES — 26.4% (Continued)
367,715 Fannie Mae Pool , 2.50%, 9/01/41 $ 339,071
413,210 Fannie Mae Pool , 2.50%, 10/01/41 381,023
224,665 Fannie Mae Pool , 2.50%, 11/01/41 206,977
264,508 Fannie Mae Pool , 3.50%, 9/01/42 258,349
73,669 Fannie Mae Pool , 3.00%, 4/01/46 68,541
68,423 Fannie Mae Pool , 3.50%, 6/01/46 65,907
17,594 Fannie Mae Pool , 3.00%, 11/01/46 16,305
170,490 Fannie Mae Pool , 5.00%, 11/01/46 176,643
84,034 Fannie Mae Pool , 3.00%, 4/01/48 77,818
311,404 Fannie Mae Pool , 4.50%, 1/01/49 312,329
17,402 Fannie Mae Pool , 2.50%, 7/01/49 15,544
68,533 Fannie Mae Pool , 3.00%, 12/01/49 63,087
226,778 Fannie Mae Pool , 2.50%, 5/01/50 193,451
1,049,130 Fannie Mae Pool , 2.50%, 6/01/50 927,711
190,582 Fannie Mae Pool , 5.00%, 6/01/50 194,893
113,363 Fannie Mae Pool , 2.50%, 10/01/50 100,245
16,337 Fannie Mae Pool , 2.00%, 1/01/51 13,804
301,402 Fannie Mae Pool , 2.50%, 2/01/51 267,526
339,703 Fannie Mae Pool , 2.50%, 2/01/51 298,604
250,410 Fannie Mae Pool , 2.00%, 3/01/51 212,226
23,609 Fannie Mae Pool , 2.00%, 5/01/51 19,726
22,297 Fannie Mae Pool , 2.50%, 5/01/51 19,745
608,842 Fannie Mae Pool , 2.50%, 6/01/51 538,894
323,550 Fannie Mae Pool , 2.50%, 6/01/51 286,375
1,054,780 Fannie Mae Pool , 2.50%, 7/01/51 931,014
615,378 Fannie Mae Pool , 2.50%, 8/01/51 541,021
226,149 Fannie Mae Pool , 2.50%, 10/01/51 197,632
23,275 Fannie Mae Pool , 2.50%, 10/01/51 20,325
223,798 Fannie Mae Pool , 2.00%, 1/01/52 188,168
225,194 Fannie Mae Pool , 3.00%, 1/01/52 205,754
259,181 Fannie Mae Pool , 3.50%, 1/01/52 245,592
533,150 Fannie Mae Pool , 4.00%, 1/01/52 525,708
492,875 Fannie Mae Pool , 2.00%, 2/01/52 416,562
36,730 Fannie Mae Pool , 2.00%, 3/01/52 31,067
378,633 Fannie Mae Pool , 5.00%, 11/01/52 382,643
215,301 Fannie Mae Pool , 6.50%, 1/01/53 226,139
329,142 Fannie Mae Pool , 6.00%, 9/01/53 345,234
490,346 Fannie Mae Pool , 5.50%, 3/01/54 505,185
1,134,161 Fannie Mae Pool , 6.00%, 3/01/55 1,182,091
52,058 Fannie Mae Pool , 4.50%, 4/01/56 52,296
288,903 Fannie Mae Pool , 4.50%, 8/01/56 288,798
436,199 Fannie Mae Pool , 5.50%, 9/01/56 452,761
12,411 Fannie Mae REMICS 2005-69 AG , 5.00%, 8/25/35 12,777
856,514 Fannie Mae REMICS 2005-W1 1A1 , 6.00%, 10/25/44 902,355
26,029 Fannie Mae REMICS 2012-111 EC , 2.00%, 12/25/41 24,676
3,958 Fannie Mae REMICS 2012-145 EA , 1.25%, 1/25/28 3,881

North Square McKee Bond Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
MORTGAGE-BACKED SECURITIES — 26.4% (Continued)
1,236 Fannie Mae REMICS 2012-34PC , 5.50%, 1/25/32 $ 1,239
100,696 Fannie Mae REMICS 2013-2 MA , 3.50%, 2/25/43 98,014
54,683 Fannie Mae REMICS 2013-31 NL , 4.00%, 4/25/33 54,839
300,000 Fannie Mae REMICS 2017-44 VB , 3.50%, 10/25/37 296,641
39,952 Fannie Mae REMICS 2017-82 PA , 3.00%, 4/25/45 38,889
195,544 Fannie Mae REMICS 2017-89 PL , 3.00%, 6/25/43 193,842
57,648 Fannie Mae REMICS 2018-62 PT , 3.50%, 9/25/48 56,556
49,354 Fannie Mae REMICS 2019-35 A , 3.00%, 7/25/49 45,887
116,308 Fannie Mae REMICS 2019-37 AG , 3.50%, 6/25/53 114,216
13,235 Fannie Mae REMICS 2019-39 LA , 3.00%, 2/25/49 12,561
142,516 Fannie Mae REMICS 2020-12 JC , 2.00%, 3/25/50 123,460
484,351 Fannie Mae REMICS 2020-48 DA , 2.00%, 7/25/50 419,118
80,843 Fannie Mae REMICS 2020-78 CA , 2.00%, 10/25/44 75,265
8,767 Fannie Mae REMICS 2021-3 ME , 1.00%, 2/25/51 6,951
33,547 Fannie Mae REMICS 2022-75 A , 5.50%, 1/25/49 33,956
299,102 Fannie Mae REMICS 2023-21 , 5.00%, 1/25/53 303,465
204,930 Fannie Mae REMICS 2024-11 BK , 5.00%, 2/25/51 204,852
369,962 Fannie Mae REMICS 2024-26 A , 5.00%, 7/25/51 371,558
305,410 Fannie Mae REMICS 2024-9 NP , 5.50%, 6/25/44 309,238
1,240,000 Federal Farm Credit Banks Funding Corp. , 4.59%, 8/25/31 1,241,796
1,387,000 Federal Farm Credit Banks Funding Corp. , 5.11%, 7/15/32 1,392,728
852,000 Federal Farm Credit Banks Funding Corp. , 4.94%, 3/03/33 858,515
1,376,000 Federal Farm Credit Banks Funding Corp. , 5.27%, 6/23/33 1,378,520
920,000 Federal Home Loan Banks , 4.85%, 9/24/32 922,145
1,815,000 Federal Home Loan Banks , 5.35%, 6/12/34 1,824,716
29,262 Freddie Mac Gold Pool , 3.00%, 11/01/42 27,638
4,998 Freddie Mac Gold Pool , 3.00%, 11/01/46 4,642
194,198 Freddie Mac Gold Pool , 3.00%, 12/01/46 180,481
108,118 Freddie Mac Gold Pool , 3.00%, 1/01/47 100,001
441,499 Freddie Mac Pool , 2.50%, 3/15/28 390,429
216,999 Freddie Mac Pool , 3.50%, 6/15/29 206,334
224,685 Freddie Mac Pool , 3.00%, 7/01/38 216,174
6,954 Freddie Mac Pool , 2.50%, 5/01/50 5,932
112,315 Freddie Mac Pool , 2.00%, 8/01/50 95,361
205,617 Freddie Mac Pool , 2.50%, 11/01/50 180,000
176,072 Freddie Mac Pool , 2.50%, 12/01/50 155,699
271,435 Freddie Mac Pool , 2.00%, 2/01/51 227,048
587,947 Freddie Mac Pool , 2.50%, 3/01/51 520,405
30,757 Freddie Mac Pool , 2.50%, 5/01/51 27,219
22,164 Freddie Mac Pool , 2.50%, 6/01/51 19,386
386,275 Freddie Mac Pool , 2.50%, 9/01/51 343,003
360,446 Freddie Mac Pool , 2.00%, 11/01/51 300,266
402,830 Freddie Mac Pool , 3.00%, 12/01/51 367,810
630,559 Freddie Mac Pool , 3.00%, 8/01/52 576,890
427,269 Freddie Mac Pool , 5.00%, 12/01/52 437,972
462,108 Freddie Mac Pool , 6.00%, 2/01/53 483,915

North Square McKee Bond Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
MORTGAGE-BACKED SECURITIES — 26.4% (Continued)
227,266 Freddie Mac Pool , 5.50%, 6/01/53 $ 232,366
16,836 Freddie Mac Pool , 6.00%, 8/01/53 17,425
352,833 Freddie Mac Pool , 5.50%, 9/01/53 365,088
16,755 Freddie Mac Pool , 6.50%, 11/01/53 17,645
189,213 Freddie Mac Pool , 5.50%, 11/01/54 195,247
497,701 Freddie Mac Pool , 5.50%, 11/01/55 506,681
402,135 Freddie Mac Pool , 5.50%, 11/01/55 410,294
8,069 Freddie Mac REMICS 4091 KC , 3.00%, 8/15/40 8,051
8,546 Freddie Mac REMICS 4097 BG , 2.00%, 12/15/41 8,195
20,399 Freddie Mac REMICS 4322 DJ , 3.00%, 5/15/43 20,149
7,547 Freddie Mac REMICS 4338 HP , 3.00%, 11/15/43 7,519
107,030 Freddie Mac REMICS 4569 DA , 3.00%, 8/15/44 105,004
5,849 Freddie Mac REMICS 4590 AK , 3.50%, 8/15/27 5,839
21,530 Freddie Mac REMICS 4628 KA , 3.00%, 1/15/55 21,096
115,871 Freddie Mac REMICS 4639 KB , 3.25%, 4/15/53 114,239
528,190 Freddie Mac REMICS 4948 E , 2.50%, 10/25/48 493,647
82,481 Freddie Mac REMICS 4994 GA , 2.00%, 3/25/44 79,255
222,073 Freddie Mac REMICS 4998 A , 2.00%, 5/25/46 203,790
327,696 Freddie Mac REMICS 5009 TA , 1.00%, 9/25/50 261,785
41,986 Freddie Mac REMICS 5019 GH , 2.00%, 6/25/42 40,386
16,712 Freddie Mac REMICS 5056 PB , 0.75%, 12/25/50 13,340
38,203 Freddie Mac REMICS 5070 JP , 2.00%, 1/25/51 32,119
152,144 Freddie Mac REMICS 5072 NJ , 1.00%, 1/25/50 120,250
683,082 Freddie Mac REMICS 5100 PD , 1.50%, 2/25/49 571,479
97,186 Freddie Mac REMICS 5131 TG , 1.00%, 4/25/49 84,520
224,820 Freddie Mac REMICS 5199 BA , 3.00%, 6/25/48 212,651
947,136 Freddie Mac REMICS 5419 CA , 5.50%, 9/25/49 957,502
392,291 Freddie Mac REMICS 5522 DE , 5.50%, 11/25/51 397,667
773,713 Freddie Mac REMICS 5604 EA , 4.50%, 4/25/52 775,435
69,344 Freddie Mac Structured Pass-Through Certificates , 5.07%, 7/25/44 (12MTA +
140bps)
(b)
67,860
10,688 Freddie Mac Structured Pass-Through Certificates , 4.87%, 10/25/44 (12MTA
+ 120bps)
(b)
9,915
225,646 Ginnie Mae I Pool , 3.00%, 8/15/45 209,230
9,656 Ginnie Mae II Pool , 3.50%, 4/20/27 9,613
4,252 Ginnie Mae II Pool , 3.50%, 7/20/27 4,232
354,045 Ginnie Mae II Pool , 3.50%, 12/20/34 351,142
1,808 Ginnie Mae II Pool , 5.00%, 6/20/48 1,844
39,664 Ginnie Mae II Pool , 5.00%, 7/20/48 40,469
341,948 Ginnie Mae II Pool , 3.50%, 1/20/50 326,631
207,505 Ginnie Mae II Pool , 2.50%, 12/20/50 181,634
1,049,177 Ginnie Mae II Pool , 2.00%, 2/20/51 870,802
2,440,702 Ginnie Mae II Pool , 2.00%, 3/20/51 2,038,042
745,628 Ginnie Mae II Pool , 2.00%, 4/20/51 619,784
1,299,787 Ginnie Mae II Pool , 2.50%, 6/20/51 1,126,876
407,631 Ginnie Mae II Pool , 2.50%, 9/20/51 356,564

North Square McKee Bond Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
MORTGAGE-BACKED SECURITIES — 26.4% (Continued)
708,820 Ginnie Mae II Pool , 3.00%, 3/20/52 $ 650,080
362,028 Ginnie Mae II Pool , 4.00%, 7/20/52 344,500
371,414 Ginnie Mae II Pool , 5.00%, 11/20/52 375,610
266,638 Ginnie Mae II Pool , 2.50%, 2/20/53 236,194
284,492 Ginnie Mae II Pool , 5.50%, 9/01/53
(b)
290,210
405,913 Ginnie Mae II Pool , 6.00%, 9/20/53 418,221
779,388 Ginnie Mae II Pool , 3.00%, 12/20/53 702,757
823 Government National Mortgage Association 2009-34 BH , 4.00%, 5/20/39 820
53,146 Government National Mortgage Association 2014-6 JA , 2.75%, 6/20/42 52,304
471,462 Government National Mortgage Association 2015-151 UB , 2.00%, 3/20/45 440,492
3,035 Government National Mortgage Association 2016-150 JG , 2.50%, 10/20/45 3,010
3,854 Government National Mortgage Association 2017-24 A , 2.25%, 9/16/44 3,783
124,278 Government National Mortgage Association 2018-76 EB , 2.50%, 9/20/46 120,977
288,076 Government National Mortgage Association 2020-45 ME , 2.00%, 3/20/50 248,828
1,355,211 Government National Mortgage Association 2021-154 CE , 1.75%, 9/20/51 1,203,594
115,327 Government National Mortgage Association 2021-77 LA , 1.00%, 8/20/50 91,153
141,999 Government National Mortgage Association 2021-83 KB , 1.25%, 5/20/51 113,658
948,120 Government National Mortgage Association 2022-189 PT , 2.50%, 10/20/51 811,647
10,820 Government National Mortgage Association 2022-213 GP , 5.00%, 8/20/47 10,869
465,197 Government National Mortgage Association 2022-218 EV , 5.50%, 11/20/33 482,691
22,383 Government National Mortgage Association 2022-99 GQ , 3.50%, 1/20/52 22,185
14,401 Government National Mortgage Association 2023-120 AK , 6.00%, 11/20/44 14,529
64,071 Government National Mortgage Association 2023-150 HE , 6.00%, 3/20/42 64,468
213,199 Government National Mortgage Association 2024-20 PC , 5.50%, 2/20/54 218,280
3,455 Government National Mortgage Association 2024-20 VG , 5.50%, 8/20/35 3,519
11,175 Government National Mortgage Association 2024-43 HP , 5.00%, 7/20/53 11,292
222,547 Government National Mortgage Association 2024-65 NB , 5.50%, 2/20/48 222,542
540,000 Government National Mortgage Association 2024-8 JL , 5.00%, 1/20/54 546,940
413,000 Morgan Stanley Capital I Trust 2016-UBS12 , 3.60%, 12/17/49 409,795
925,000 PSMC 2020-3 Trust , 3.00%, 11/25/50
(a)(b)
803,692
61,623 Seasoned Credit Risk Transfer Trust 2012-2 MA , 2.00%, 11/25/60 54,691
352,000 UBS Commercial Mortgage Trust , 2.92%, 10/18/52 337,936
15,000 UBS Commercial Mortgage Trust 2018-C8 A4 , 3.98%, 2/15/51 14,868
2,042,120 UMBS Freddie Mac Pool , 4.50%, 10/01/52 2,029,339
347,099 UMBS Freddie Mac Pool , 5.00%, 7/01/53 354,531
160,000 Wells Fargo Commercial Mortgage Trust 2016-C35 , 2.93%, 7/17/48 159,053
351,000 Wells Fargo Commercial Mortgage Trust 2017-RB1 , 3.64%, 3/15/50 345,130
36,384 Wells Fargo Commercial Mortgage Trust 2021-SAVE , 5.05%, 2/15/40 (1MO
SOFR + 136bps)
(a)(b)
36,324
TOTAL MORTGAGE-BACKED SECURITIES (Cost $54,313,706) 54,083,572
NON U.S. GOVERNMENT & AGENCIES — 2.1%
SUPRANATIONAL — 1.7%
2,060,000 Asian Development Bank, 4.95%, 4/12/29 2,061,988
1,098,000 International Bank for Reconstruction & Development, 1.62%, 3/11/30 1,017,534

North Square McKee Bond Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
NON U.S. GOVERNMENT & AGENCIES — 2.1% (Continued)
293,000 International Bank for Reconstruction & Development, 5.17%, 4/24/29 $ 294,202
3,373,724
SOVEREIGN — 0.4%
753,000 Mexico Government International Bond, 7.38%, 5/13/55 827,585
TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $4,174,359) 4,201,309
U.S. GOVERNMENT & AGENCIES — 36.9%
U.S. TREASURY BONDS — 12.1%
2,573,000
United States Treasury Bond, 2.75% , 11/15/42 2,042,721
2,954,000
United States Treasury Bond, 4.75% , 11/15/43 3,041,466
3,418,000
United States Treasury Bond, 2.00% , 8/15/51 2,045,326
2,245,000
United States Treasury Bond, 4.00% , 11/15/52 2,017,737
4,974,000
United States Treasury Note, 3.50% , 1/31/28 4,983,909
1,940,000
United States Treasury Note/Bond, 4.88% , 8/15/45 2,018,509
2,021,000
United States Treasury Note/Bond, 4.63% , 11/15/45 2,034,736
5,080,000
United States Treasury Note/Bond, 3.13% , 5/15/48 4,003,080
2,528,000
United States Treasury Note/Bond, 4.63% , 11/15/55 2,524,247
24,711,731
U.S. TREASURY NOTES — 24.8%
2,002,000
United States Treasury Inflation Indexed Bonds, 1.88% , 1/15/36 2,027,855
3,846,000
United States Treasury Note, 4.13% , 7/31/31 3,950,939
2,243,000
United States Treasury Note, 1.88% , 2/15/32 2,032,982
992,000
United States Treasury Note, 4.25% , 8/15/35 1,016,800
3,946,000
United States Treasury Note/Bond, 3.88% , 7/15/28 3,989,853
3,979,000
United States Treasury Note/Bond, 3.50% , 11/15/28 3,990,657
5,993,000
United States Treasury Note/Bond, 3.50% , 1/15/29 6,011,962
3,368,000
United States Treasury Note/Bond, 3.63% , 10/31/30 3,385,103
3,483,000
United States Treasury Note/Bond, 3.63% , 12/31/30 3,499,599
4,470,000
United States Treasury Note/Bond, 3.75% , 1/31/31 4,516,097
2,004,000
United States Treasury Note/Bond, 3.75% , 10/31/32 2,009,949
2,002,000
United States Treasury Note/Bond, 3.88% , 12/31/32 2,022,020
3,398,000
United States Treasury Note/Bond, 4.00% , 1/31/33 3,456,934
3,177,000
United States Treasury Note/Bond, 4.00% , 11/15/35 3,188,914
1,881,000
United States Treasury Note/Bond, 4.13% , 2/15/36 1,906,129
1,936,000
United States Treasury Note/Bond, 4.38% , 2/15/38 1,996,576
1,765,000
United States Treasury Note/Bond, 4.75% , 8/15/55 1,797,680
50,800,049
TOTAL U.S. GOVERNMENT & AGENCIES (Cost $74,487,220) 75,511,780

North Square McKee Bond Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
SHORT-TERM INVESTMENTS — 2.7%
5,546,310 First American Treasury Obligations Fund, Class X, 3.60%
(d)
$ 5,546,310
TOTAL SHORT-TERM INVESTMENTS (Cost $5,546,310) 5,546,310
TOTAL INVESTMENTS — 100.2% (Cost $203,405,159) $ 204,936,141
Liabilities in Excess of Other Assets —  (0.2)% (499,096)
NET ASSETS — 100.00% $ 204,437,045
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
As of February 28, 2026 the total market value of 144A securities is $5,807,859 or 2.8% of net assets.
(b) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
February 28, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c) Percentage rounds to less than 0.1%.
(d) Rate disclosed is the seven day effective yield as of February 28, 2026.
REMIC Real Estate Mortgage Investment Conduit

North Square McKee Bond Fund
Schedule of Investments
February 28, 2026 (Unaudited)
,
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
ASSET BACKED SECURITIES — 2.6%
400,000 Aligned Data Centers Issuer LLC 2021-1A A2, 1.94%, 8/15/46
(a)
$ 395,325
391 Ally Auto Receivables Trust 2022-2 A3, 4.76%, 5/17/27 391
10,000 BBCMS Mortgage Trust 2017-C1 A4, 3.67%, 2/15/50 9,925
41,406 BBCMS Mortgage Trust 2022-C14 A1, 1.73%, 2/18/55 40,965
3,019 Carmax Auto Owner Trust 2022-4 A3, 5.34%, 8/15/27 3,025
600,000 CarMax Auto Owner Trust 2024-4 A3, 4.60%, 10/15/29 606,614
72,120 Dell Equipment Finance Trust 2023-3 A3, 5.93%, 6/22/26
(a)
72,430
476,902 EQUS 2021-EQAZ A Mortgage Trust, 4.70%, 10/15/36 (1MO SOFR +
102bps)
(a)(b)
477,092
5,000 Ford Credit Auto Owner Trust 2024-C A3, 4.07%, 7/15/29 5,021
400,000 GMF Floorplan Owner Revolving Trust 2025-2A A, 4.64%, 3/15/30
(a)
407,067
209,054 Harley-Davidson Motorcycle Trust 2024-A A3, 5.37%, 3/15/29 211,835
520,000 NextGear Floorplan Master Owner Trust 2024-2A A2, 4.42%, 9/15/27
(a)
525,362
1,050,000 Toyota Auto Receivables 2024-C A3 Owner Trust, 4.88%, 1/18/28 1,059,627
524,535 Tricon Residential 2022-SFR2 A Trust, 3.86%, 4/19/39
(a)
522,003
465,000 Verizon Master Trust 2023-7 A1A, 5.67%, 11/20/26 472,332
464,000 Verizon Master Trust 2025-7 A1A, 3.96%, 8/20/31 468,162
TOTAL ASSET BACKED SECURITIES (Cost $5,239,441) 5,277,176
CORPORATE BONDS — 29.2%
COMMUNICATIONS — 2.6%
CABLE & SATELLITE — 0.3%
812,000 Comcast Corp., 3.25%, 11/01/39 648,663
ENTERTAINMENT CONTENT — 0.9%
719,000 Fox Corp., 6.50%, 10/13/33 789,393
437,000 Walt Disney Co. (The), 4.00%, 3/14/31 438,008
769,000 Walt Disney Co. (The), 3.50%, 5/13/40 652,363
1,879,764
INTERNET MEDIA & SERVICES — 0.9%
579,000 Alphabet, Inc., 4.40%, 2/15/33 584,274
474,000 Alphabet, Inc., 4.70%, 11/15/35 480,134
219,000 Alphabet, Inc., 5.50%, 2/15/46 223,141
466,000 Meta Platforms, Inc., 4.60%, 11/15/32 473,949
218,000 Meta Platforms, Inc., 5.60%, 5/15/53 212,395
1,973,893
TELECOMMUNICATIONS — 0.5%
1,227,000 Verizon Communications, Inc., 2.65%, 11/20/40 894,720
TOTAL  COMMUNICATIONS 5,397,040
CONSUMER DISCRETIONARY — 1.9%
AUTOMOTIVE — 1.6%
640,000 Ford Motor Co., Class B, 3.25%, 2/12/32 576,326
959,000 General Motors Financial Co., Inc., 5.35%, 1/07/30 995,651

North Square McKee Bond Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
CORPORATE BONDS — 29.2% (Continued)
CONSUMER DISCRETIONARY — 1.9% (continued)
AUTOMOTIVE — 1.6% (continued)
1,582,000 Honda Motor Co. Ltd., 4.69%, 7/08/30 $ 1,613,048
3,185,025
LEISURE FACILITIES & SERVICES — 0.0%
(c)
122,000 McDonald's Corp., 4.40%, 2/12/31 124,034
RETAIL - DISCRETIONARY — 0.3%
571,000 Lowe's Companies, Inc., 4.50%, 10/15/32 573,667
TOTAL  CONSUMER DISCRETIONARY 3,882,726
CONSUMER STAPLES — 0.8%
BEVERAGES — 0.4%
541,000 Coca-Cola Co. (The), 3.45%, 3/25/30 535,026
159,000 Keurig Dr Pepper, Inc., 5.20%, 3/15/31 164,346
699,372
HOUSEHOLD PRODUCTS — 0.3%
643,000 Procter & Gamble Co. (The), 4.10%, 11/03/32 647,875
TOBACCO & CANNABIS — 0.1%
292,000 Philip Morris International, Inc., 5.13%, 2/15/30 303,461
TOTAL  CONSUMER STAPLES 1,650,708
ENERGY — 3.2%
OIL & GAS PRODUCERS — 3.2%
158,000 BP Capital Markets America, Inc., 4.89%, 9/11/33 162,451
806,000 Chevron Corp., 4.82%, 4/15/32 839,111
831,000 ConocoPhillips Co., 5.30%, 5/15/53 788,867
323,000 Energy Transfer L.P., 3.75%, 5/15/30 317,836
1,156,000 Exxon Mobil Corp., 4.33%, 3/19/50 990,613
381,000 ONEOK, Inc., 4.95%, 10/15/32 387,775
269,000 ONEOK, Inc., 5.70%, 11/01/54 253,675
738,000 Phillips 66 Co., 5.25%, 6/15/31 772,855
554,000 Saudi Arabian Oil Co., 5.00%, 2/02/36
(a)
555,066
351,000 Shell Finance US, Inc., 4.75%, 1/06/36 353,847
560,000 TotalEnergies Capital SA, 5.49%, 4/05/54 553,904
627,000 TotalEnergies Capital USA LLC, 4.57%, 1/13/33 635,003
6,611,003
TOTAL  ENERGY 6,611,003
FINANCIALS — 11.4%
ASSET MANAGEMENT — 0.1%
179,000 Charles Schwab Corp. (The), 4.91%, 11/14/36
(b)
179,124
BANKING — 8.4%
245,000 American Express National Bank, 4.05%, 4/10/28 246,086

North Square McKee Bond Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
CORPORATE BONDS — 29.2% (Continued)
FINANCIALS — 11.4% (continued)
BANKING — 8.4% (continued)
505,000 Bank of America Corp., 4.46%, 2/06/32
(b)
$ 508,891
487,000 Bank of Nova Scotia (The), 5.13%, 2/14/31 (SOFRRATE + 107bps)
(b)
504,402
592,000 Canadian Imperial Bank of Commerce, 5.26%, 4/08/29 614,560
596,000 Citigroup, Inc., 4.95%, 5/07/31
(b)
611,438
737,000 Goldman Sachs Bank USA, 3.85%, 2/24/28 737,142
510,000 HSBC Holdings PLC, 5.29%, 11/19/30
(b)
528,789
1,557,000 JPMorgan Chase & Co., 5.14%, 1/24/31 (SOFRRATE + 90bps)
(b)
1,615,963
709,000 JPMorgan Chase & Co., 4.81%, 10/22/36 (SOFRRATE + 1bps)
(b)
707,929
1,830,000 Morgan Stanley Bank NA, 3.85%, 2/18/28 1,830,393
1,830,000 Morgan Stanley Private Bank NA, 3.85%, 2/18/28 1,830,393
690,000 Morgan Stanley Private Bank NA, 4.73%, 7/18/31 (SOFRRATE + 108bps)
(b)
702,763
250,000 PNC Financial Services Group, Inc. (The), 6.88%, 10/20/34 (SOFRRATE +
2bps)
(b)
284,722
1,113,000 Royal Bank of Canada, 4.65%, 10/18/30 (SOFRINDX + 108bps)
(b)
1,135,657
240,000 Toronto-Dominion Bank (The), 4.86%, 1/31/28 244,616
300,000 Truist Financial Corp., 4.60%, 1/27/32
(b)
303,240
185,000 Truist Financial Corp., 5.12%, 1/26/34
(b)
189,810
1,860,000 UBS Bank USA, 3.80%, 2/11/28 1,859,322
750,000 UBS Bank USA, 3.95%, 2/19/30 752,058
685,000 US Bancorp, 5.05%, 2/12/31 (SOFRRATE + 106bps)
(b)
707,815
1,000,000 Wells Fargo Bank NA, 4.25%, 3/11/27 1,005,414
16,921,403
INSTITUTIONAL FINANCIAL SERVICES — 2.5%
296,000 Bank of New York Mellon Corp. (The), 4.94%, 2/11/31
(b)
305,455
852,000 Bank of New York Mellon Corp. (The), 5.06%, 7/22/32
(b)
886,751
245,000 Goldman Sachs Bank USA, 4.30%, 3/11/27 246,350
1,320,000 Goldman Sachs Bank USA, 3.85%, 2/22/28 1,320,784
893,000 Goldman Sachs Group Inc. (The), 4.37%, 10/21/31
(b)
893,763
219,000 Goldman Sachs Group Inc. (The), 4.94%, 10/21/36
(b)
218,304
429,000 Morgan Stanley, 5.23%, 1/15/31
(b)
444,343
1,107,000 Morgan Stanley, 5.07%, 1/30/37
(b)
1,116,868
5,432,618
SPECIALTY FINANCE — 0.4%
329,000 Capital One Financial Corp., 5.46%, 7/26/30 (SOFRRATE + 156bps)
(b)
341,428
360,000 Capital One Financial Corp., 4.49%, 9/11/31
(b)
360,141
701,569
TOTAL  FINANCIALS 23,234,714
HEALTH CARE — 1.8%
BIOTECH & PHARMA — 0.8%
245,000 AbbVie, Inc., 4.40%, 3/15/33 246,100
513,000 Eli Lilly & Co., 5.00%, 2/09/54 482,280

North Square McKee Bond Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
CORPORATE BONDS — 29.2% (Continued)
HEALTH CARE — 1.8% (continued)
BIOTECH & PHARMA — 0.8% (continued)
796,000 Merck & Co., Inc., 4.75%, 12/04/35 $ 803,554
1,531,934
HEALTH CARE FACILITIES & SERVICES — 1.0%
207,000 Cigna Group (The), 4.88%, 9/15/32 211,808
883,000 Cigna Group (The), 5.25%, 1/15/36 907,262
263,000 UnitedHealth Group, Inc., 2.30%, 5/15/31 240,228
393,000 UnitedHealth Group, Inc., 5.15%, 7/15/34 406,247
266,000 UnitedHealth Group, Inc., 5.88%, 2/15/53 270,704
2,036,249
TOTAL  HEALTH CARE 3,568,183
INDUSTRIALS — 2.4%
AEROSPACE & DEFENSE — 0.4%
394,000 Boeing Co. (The), 5.15%, 5/01/30 408,153
446,000 Lockheed Martin Corp., 4.70%, 5/15/46 412,634
820,787
DIVERSIFIED INDUSTRIALS — 0.5%
1,079,000 Honeywell International, Inc., 4.75%, 2/01/32 1,112,007
ELECTRICAL EQUIPMENT — 0.2%
299,000 Johnson Controls International PLC, 5.50%, 4/19/29 312,786
MACHINERY — 0.1%
249,000 Caterpillar, Inc., 5.20%, 5/15/35 260,948
TRANSPORTATION & LOGISTICS — 1.2%
457,631 BNSF Railway Co. 2015-1 Pass Through Trust, 3.44%, 6/16/28
(a)
453,709
1,097,000 Burlington Northern Santa Fe LLC, 4.55%, 9/01/44 992,699
258,360 FedEx Corp. 2020-1 Class AA Pass Through Trust, 1.88%, 2/20/34 230,248
500,000 FedEx Freight Holding Co., Inc., 4.95%, 3/15/33
(a)
500,162
8,608 Union Pacific Railroad Co. 2005 Pass Through Trust, 5.08%, 1/02/29 8,766
155,401 Union Pacific Railroad Co. 2014-1 Pass Through Trust, 3.23%, 5/14/26 155,168
2,340,752
TOTAL  INDUSTRIALS 4,847,280
REAL ESTATE — 0.3%
REIT — 0.3%
449,000 American Tower Corp., 3.80%, 8/15/29 445,508
239,000 American Tower Corp., 4.70%, 12/15/32 241,818
687,326
TOTAL  REAL ESTATE 687,326
TECHNOLOGY — 1.9%
SEMICONDUCTORS — 0.6%
398,000 Broadcom, Inc., 4.35%, 2/15/30 403,055

North Square McKee Bond Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
CORPORATE BONDS — 29.2% (Continued)
TECHNOLOGY — 1.9% (continued)
SEMICONDUCTORS — 0.6% (continued)
861,000 Broadcom, Inc., 4.90%, 7/15/32 $ 887,041
1,290,096
SOFTWARE — 0.8%
163,000 Oracle Corp., 4.55%, 2/04/29 163,346
1,054,000 Oracle Corp., 4.45%, 9/26/30 1,034,037
533,000 Oracle Corp., 5.88%, 9/26/45 483,219
1,680,602
TECHNOLOGY HARDWARE — 0.2%
632,000 Apple, Inc., 2.95%, 9/11/49 432,033
TECHNOLOGY SERVICES — 0.3%
600,000 International Business Machines Corp., 4.15%, 5/15/39 538,310
TOTAL  TECHNOLOGY 3,941,041
UTILITIES — 2.9%
ELECTRIC UTILITIES — 2.9%
494,000 Alabama Power Co., 3.45%, 10/01/49 360,279
129,000 Berkshire Hathaway Energy Co., 3.70%, 7/15/30 127,787
1,446,000 Duke Energy Carolinas LLC, 5.30%, 2/15/40 1,478,698
222,000 Duke Energy Corp., 4.95%, 9/15/35 222,555
342,000 Entergy Corp., 1.90%, 6/15/28 326,897
363,000 Florida Power & Light Co., 5.30%, 6/15/34 382,812
472,000 Florida Power & Light Co., 5.30%, 4/01/53 460,178
1,334,000 MidAmerican Energy Co., 4.25%, 7/15/49 1,116,374
136,000 NextEra Energy Capital Holdings, Inc., 2.25%, 6/01/30 126,250
419,000 Virginia Electric and Power Co., 4.95%, 3/15/36 418,480
862,000 Virginia Electric and Power Co., 5.45%, 4/01/53 829,843
5,850,153
TOTAL  UTILITIES 5,850,153
TOTAL CORPORATE BONDS (Cost $59,001,404) 59,670,174
MORTGAGE-BACKED SECURITIES — 26.8%
257,164 Fannie Mae Pool , 4.00%, 5/15/27 252,051
12,932 Fannie Mae Pool , 5.00%, 11/01/29 13,134
17,429 Fannie Mae Pool , 1.50%, 10/01/36 16,018
15,425 Fannie Mae Pool , 2.50%, 4/01/37 14,621
82,723 Fannie Mae Pool , 3.50%, 10/13/37 79,364
65,129 Fannie Mae Pool , 3.50%, 12/01/37 64,257
238,457 Fannie Mae Pool , 3.00%, 1/01/40 226,198
223,147 Fannie Mae Pool , 3.00%, 10/01/40 211,588
206,839 Fannie Mae Pool , 2.00%, 11/01/40 186,121
146,242 Fannie Mae Pool , 2.00%, 1/01/41 131,221
176,931 Fannie Mae Pool , 2.50%, 3/01/41 163,140

North Square McKee Bond Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
MORTGAGE-BACKED SECURITIES — 26.8% (Continued)
367,715 Fannie Mae Pool , 2.50%, 9/01/41 $ 339,071
413,210 Fannie Mae Pool , 2.50%, 10/01/41 381,023
224,665 Fannie Mae Pool , 2.50%, 11/01/41 206,977
264,508 Fannie Mae Pool , 3.50%, 9/01/42 258,349
73,669 Fannie Mae Pool , 3.00%, 4/01/46 68,541
68,423 Fannie Mae Pool , 3.50%, 6/01/46 65,907
17,594 Fannie Mae Pool , 3.00%, 11/01/46 16,305
170,490 Fannie Mae Pool , 5.00%, 11/01/46 176,643
84,034 Fannie Mae Pool , 3.00%, 4/01/48 77,818
311,404 Fannie Mae Pool , 4.50%, 1/01/49 312,329
17,402 Fannie Mae Pool , 2.50%, 7/01/49 15,544
68,533 Fannie Mae Pool , 3.00%, 12/01/49 63,087
226,778 Fannie Mae Pool , 2.50%, 5/01/50 193,451
1,049,130 Fannie Mae Pool , 2.50%, 6/01/50 927,711
190,582 Fannie Mae Pool , 5.00%, 6/01/50 194,893
113,363 Fannie Mae Pool , 2.50%, 10/01/50 100,245
16,337 Fannie Mae Pool , 2.00%, 1/01/51 13,804
301,402 Fannie Mae Pool , 2.50%, 2/01/51 267,526
339,703 Fannie Mae Pool , 2.50%, 2/01/51 298,604
250,410 Fannie Mae Pool , 2.00%, 3/01/51 212,226
23,609 Fannie Mae Pool , 2.00%, 5/01/51 19,726
22,297 Fannie Mae Pool , 2.50%, 5/01/51 19,745
608,842 Fannie Mae Pool , 2.50%, 6/01/51 538,894
323,550 Fannie Mae Pool , 2.50%, 6/01/51 286,375
1,054,780 Fannie Mae Pool , 2.50%, 7/01/51 931,014
615,378 Fannie Mae Pool , 2.50%, 8/01/51 541,021
226,149 Fannie Mae Pool , 2.50%, 10/01/51 197,632
23,275 Fannie Mae Pool , 2.50%, 10/01/51 20,325
223,798 Fannie Mae Pool , 2.00%, 1/01/52 188,168
225,194 Fannie Mae Pool , 3.00%, 1/01/52 205,754
259,181 Fannie Mae Pool , 3.50%, 1/01/52 245,592
533,150 Fannie Mae Pool , 4.00%, 1/01/52 525,708
492,875 Fannie Mae Pool , 2.00%, 2/01/52 416,562
36,730 Fannie Mae Pool , 2.00%, 3/01/52 31,067
378,633 Fannie Mae Pool , 5.00%, 11/01/52 382,643
215,301 Fannie Mae Pool , 6.50%, 1/01/53 226,139
329,142 Fannie Mae Pool , 6.00%, 9/01/53 345,234
490,346 Fannie Mae Pool , 5.50%, 3/01/54 505,185
1,134,161 Fannie Mae Pool , 6.00%, 3/01/55 1,182,091
52,058 Fannie Mae Pool , 4.50%, 4/01/56 52,296
288,903 Fannie Mae Pool , 4.50%, 8/01/56 288,798
436,199 Fannie Mae Pool , 5.50%, 9/01/56 452,761
12,411 Fannie Mae REMICS 2005-69 AG , 5.00%, 8/25/35 12,777
856,514 Fannie Mae REMICS 2005-W1 1A1 , 6.00%, 10/25/44 902,355
26,029 Fannie Mae REMICS 2012-111 EC , 2.00%, 12/25/41 24,676
3,958 Fannie Mae REMICS 2012-145 EA , 1.25%, 1/25/28 3,881

North Square McKee Bond Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
MORTGAGE-BACKED SECURITIES — 26.8% (Continued)
1,236 Fannie Mae REMICS 2012-34PC , 5.50%, 1/25/32 $ 1,239
100,696 Fannie Mae REMICS 2013-2 MA , 3.50%, 2/25/43 98,014
54,683 Fannie Mae REMICS 2013-31 NL , 4.00%, 4/25/33 54,839
300,000 Fannie Mae REMICS 2017-44 VB , 3.50%, 10/25/37 296,641
39,952 Fannie Mae REMICS 2017-82 PA , 3.00%, 4/25/45 38,889
195,544 Fannie Mae REMICS 2017-89 PL , 3.00%, 6/25/43 193,842
57,648 Fannie Mae REMICS 2018-62 PT , 3.50%, 9/25/48 56,556
49,354 Fannie Mae REMICS 2019-35 A , 3.00%, 7/25/49 45,887
116,308 Fannie Mae REMICS 2019-37 AG , 3.50%, 6/25/53 114,216
13,235 Fannie Mae REMICS 2019-39 LA , 3.00%, 2/25/49 12,561
142,516 Fannie Mae REMICS 2020-12 JC , 2.00%, 3/25/50 123,460
484,351 Fannie Mae REMICS 2020-48 DA , 2.00%, 7/25/50 419,118
80,843 Fannie Mae REMICS 2020-78 CA , 2.00%, 10/25/44 75,265
8,767 Fannie Mae REMICS 2021-3 ME , 1.00%, 2/25/51 6,951
33,547 Fannie Mae REMICS 2022-75 A , 5.50%, 1/25/49 33,956
299,102 Fannie Mae REMICS 2023-21 , 5.00%, 1/25/53 303,465
204,930 Fannie Mae REMICS 2024-11 BK , 5.00%, 2/25/51 204,852
369,962 Fannie Mae REMICS 2024-26 A , 5.00%, 7/25/51 371,558
305,410 Fannie Mae REMICS 2024-9 NP , 5.50%, 6/25/44 309,238
1,240,000 Federal Farm Credit Banks Funding Corp. , 4.59%, 8/25/31 1,241,796
1,387,000 Federal Farm Credit Banks Funding Corp. , 5.11%, 7/15/32 1,392,728
852,000 Federal Farm Credit Banks Funding Corp. , 4.94%, 3/03/33 858,515
1,376,000 Federal Farm Credit Banks Funding Corp. , 5.27%, 6/23/33 1,378,520
920,000 Federal Home Loan Banks , 4.85%, 9/24/32 922,145
1,815,000 Federal Home Loan Banks , 5.35%, 6/12/34 1,824,716
29,262 Freddie Mac Gold Pool , 3.00%, 11/01/42 27,638
4,998 Freddie Mac Gold Pool , 3.00%, 11/01/46 4,642
194,198 Freddie Mac Gold Pool , 3.00%, 12/01/46 180,481
108,118 Freddie Mac Gold Pool , 3.00%, 1/01/47 100,001
441,499 Freddie Mac Pool , 2.50%, 3/15/28 390,429
216,999 Freddie Mac Pool , 3.50%, 6/15/29 206,334
224,685 Freddie Mac Pool , 3.00%, 7/01/38 216,174
6,954 Freddie Mac Pool , 2.50%, 5/01/50 5,932
112,315 Freddie Mac Pool , 2.00%, 8/01/50 95,361
205,617 Freddie Mac Pool , 2.50%, 11/01/50 180,000
176,072 Freddie Mac Pool , 2.50%, 12/01/50 155,699
271,435 Freddie Mac Pool , 2.00%, 2/01/51 227,048
587,947 Freddie Mac Pool , 2.50%, 3/01/51 520,405
30,757 Freddie Mac Pool , 2.50%, 5/01/51 27,219
22,164 Freddie Mac Pool , 2.50%, 6/01/51 19,386
386,275 Freddie Mac Pool , 2.50%, 9/01/51 343,003
360,446 Freddie Mac Pool , 2.00%, 11/01/51 300,266
402,830 Freddie Mac Pool , 3.00%, 12/01/51 367,810
630,559 Freddie Mac Pool , 3.00%, 8/01/52 576,890
427,269 Freddie Mac Pool , 5.00%, 12/01/52 437,972
462,108 Freddie Mac Pool , 6.00%, 2/01/53 483,915

North Square McKee Bond Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
MORTGAGE-BACKED SECURITIES — 26.8% (Continued)
227,266 Freddie Mac Pool , 5.50%, 6/01/53 $ 232,366
16,836 Freddie Mac Pool , 6.00%, 8/01/53 17,425
352,833 Freddie Mac Pool , 5.50%, 9/01/53 365,088
16,755 Freddie Mac Pool , 6.50%, 11/01/53 17,645
189,213 Freddie Mac Pool , 5.50%, 11/01/54 195,247
497,701 Freddie Mac Pool , 5.50%, 11/01/55 506,681
402,135 Freddie Mac Pool , 5.50%, 11/01/55 410,294
8,069 Freddie Mac REMICS 4091 KC , 3.00%, 8/15/40 8,051
8,546 Freddie Mac REMICS 4097 BG , 2.00%, 12/15/41 8,195
20,399 Freddie Mac REMICS 4322 DJ , 3.00%, 5/15/43 20,149
7,547 Freddie Mac REMICS 4338 HP , 3.00%, 11/15/43 7,519
107,030 Freddie Mac REMICS 4569 DA , 3.00%, 8/15/44 105,004
5,849 Freddie Mac REMICS 4590 AK , 3.50%, 8/15/27 5,839
21,530 Freddie Mac REMICS 4628 KA , 3.00%, 1/15/55 21,096
115,871 Freddie Mac REMICS 4639 KB , 3.25%, 4/15/53 114,239
528,190 Freddie Mac REMICS 4948 E , 2.50%, 10/25/48 493,647
82,481 Freddie Mac REMICS 4994 GA , 2.00%, 3/25/44 79,255
222,073 Freddie Mac REMICS 4998 A , 2.00%, 5/25/46 203,790
327,696 Freddie Mac REMICS 5009 TA , 1.00%, 9/25/50 261,785
41,986 Freddie Mac REMICS 5019 GH , 2.00%, 6/25/42 40,386
16,712 Freddie Mac REMICS 5056 PB , 0.75%, 12/25/50 13,340
38,203 Freddie Mac REMICS 5070 JP , 2.00%, 1/25/51 32,119
152,144 Freddie Mac REMICS 5072 NJ , 1.00%, 1/25/50 120,250
683,082 Freddie Mac REMICS 5100 PD , 1.50%, 2/25/49 571,479
97,186 Freddie Mac REMICS 5131 TG , 1.00%, 4/25/49 84,520
224,820 Freddie Mac REMICS 5199 BA , 3.00%, 6/25/48 212,651
947,136 Freddie Mac REMICS 5419 CA , 5.50%, 9/25/49 957,502
392,291 Freddie Mac REMICS 5522 DE , 5.50%, 11/25/51 397,667
773,713 Freddie Mac REMICS 5604 EA , 4.50%, 4/25/52 775,435
69,344 Freddie Mac Structured Pass-Through Certificates , 5.07%, 7/25/44 (12MTA +
140bps)
(b)
67,860
10,688 Freddie Mac Structured Pass-Through Certificates , 4.87%, 10/25/44 (12MTA
+ 120bps)
(b)
9,915
225,646 Ginnie Mae I Pool , 3.00%, 8/15/45 209,230
9,656 Ginnie Mae II Pool , 3.50%, 4/20/27 9,613
4,252 Ginnie Mae II Pool , 3.50%, 7/20/27 4,232
354,045 Ginnie Mae II Pool , 3.50%, 12/20/34 351,142
1,808 Ginnie Mae II Pool , 5.00%, 6/20/48 1,844
39,664 Ginnie Mae II Pool , 5.00%, 7/20/48 40,469
341,948 Ginnie Mae II Pool , 3.50%, 1/20/50 326,631
207,505 Ginnie Mae II Pool , 2.50%, 12/20/50 181,634
1,049,177 Ginnie Mae II Pool , 2.00%, 2/20/51 870,802
2,440,702 Ginnie Mae II Pool , 2.00%, 3/20/51 2,038,042
745,628 Ginnie Mae II Pool , 2.00%, 4/20/51 619,784
1,299,787 Ginnie Mae II Pool , 2.50%, 6/20/51 1,126,876
407,631 Ginnie Mae II Pool , 2.50%, 9/20/51 356,564

North Square McKee Bond Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
MORTGAGE-BACKED SECURITIES — 26.8% (Continued)
708,820 Ginnie Mae II Pool , 3.00%, 3/20/52 $ 650,080
362,028 Ginnie Mae II Pool , 4.00%, 7/20/52 344,500
371,414 Ginnie Mae II Pool , 5.00%, 11/20/52 375,610
266,638 Ginnie Mae II Pool , 2.50%, 2/20/53 236,194
284,492 Ginnie Mae II Pool , 5.50%, 9/01/53
(b)
290,210
405,913 Ginnie Mae II Pool , 6.00%, 9/20/53 418,221
779,388 Ginnie Mae II Pool , 3.00%, 12/20/53 702,757
823 Government National Mortgage Association 2009-34 BH , 4.00%, 5/20/39 820
53,146 Government National Mortgage Association 2014-6 JA , 2.75%, 6/20/42 52,304
471,462 Government National Mortgage Association 2015-151 UB , 2.00%, 3/20/45 440,492
3,035 Government National Mortgage Association 2016-150 JG , 2.50%, 10/20/45 3,010
3,854 Government National Mortgage Association 2017-24 A , 2.25%, 9/16/44 3,783
124,278 Government National Mortgage Association 2018-76 EB , 2.50%, 9/20/46 120,977
288,076 Government National Mortgage Association 2020-45 ME , 2.00%, 3/20/50 248,828
1,355,211 Government National Mortgage Association 2021-154 CE , 1.75%, 9/20/51 1,203,594
115,327 Government National Mortgage Association 2021-77 LA , 1.00%, 8/20/50 91,153
141,999 Government National Mortgage Association 2021-83 KB , 1.25%, 5/20/51 113,658
948,120 Government National Mortgage Association 2022-189 PT , 2.50%, 10/20/51 811,647
10,820 Government National Mortgage Association 2022-213 GP , 5.00%, 8/20/47 10,869
465,197 Government National Mortgage Association 2022-218 EV , 5.50%, 11/20/33 482,691
22,383 Government National Mortgage Association 2022-99 GQ , 3.50%, 1/20/52 22,185
14,401 Government National Mortgage Association 2023-120 AK , 6.00%, 11/20/44 14,529
64,071 Government National Mortgage Association 2023-150 HE , 6.00%, 3/20/42 64,468
213,199 Government National Mortgage Association 2024-20 PC , 5.50%, 2/20/54 218,280
3,455 Government National Mortgage Association 2024-20 VG , 5.50%, 8/20/35 3,519
11,175 Government National Mortgage Association 2024-43 HP , 5.00%, 7/20/53 11,292
222,547 Government National Mortgage Association 2024-65 NB , 5.50%, 2/20/48 222,542
540,000 Government National Mortgage Association 2024-8 JL , 5.00%, 1/20/54 546,940
413,000 Morgan Stanley Capital I Trust 2016-UBS12 , 3.60%, 12/17/49 409,795
925,000 PSMC 2020-3 Trust , 3.00%, 11/25/50
(a)(b)
803,692
61,623 Seasoned Credit Risk Transfer Trust 2012-2 MA , 2.00%, 11/25/60 54,691
352,000 UBS Commercial Mortgage Trust , 2.92%, 10/18/52 337,936
15,000 UBS Commercial Mortgage Trust 2018-C8 A4 , 3.98%, 2/15/51 14,868
2,042,120 UMBS Freddie Mac Pool , 4.50%, 10/01/52 2,029,339
347,099 UMBS Freddie Mac Pool , 5.00%, 7/01/53 354,531
160,000 Wells Fargo Commercial Mortgage Trust 2016-C35 , 2.93%, 7/17/48 159,053
351,000 Wells Fargo Commercial Mortgage Trust 2017-RB1 , 3.64%, 3/15/50 345,130
36,384 Wells Fargo Commercial Mortgage Trust 2021-SAVE , 5.05%, 2/15/40 (1MO
SOFR + 136bps)
(a)(b)
36,324
624,000 Wells Fargo Commercial Mortgage Trust 2026-5C8 , 5.03%, 3/15/59 645,819
TOTAL MORTGAGE-BACKED SECURITIES (Cost $54,956,425) 54,729,391
NON U.S. GOVERNMENT & AGENCIES — 2.0%
SUPRANATIONAL — 1.6%
2,060,000 Asian Development Bank, 4.95%, 4/12/29 2,061,988
1,098,000 International Bank for Reconstruction & Development, 1.62%, 3/11/30 1,017,534

North Square McKee Bond Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
NON U.S. GOVERNMENT & AGENCIES — 2.0% (Continued)
293,000 International Bank for Reconstruction & Development, 5.17%, 4/24/29 $ 294,202
3,373,724
SOVEREIGN — 0.4%
753,000 Mexico Government International Bond, 7.38%, 5/13/55 827,585
TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $4,174,359) 4,201,309
U.S. GOVERNMENT & AGENCIES — 36.9%
U.S. TREASURY BONDS — 12.1%
2,573,000
United States Treasury Bond, 2.75% , 11/15/42 2,042,721
2,954,000
United States Treasury Bond, 4.75% , 11/15/43 3,041,466
3,418,000
United States Treasury Bond, 2.00% , 8/15/51 2,045,326
2,245,000
United States Treasury Bond, 4.00% , 11/15/52 2,017,738
4,974,000
United States Treasury Note, 3.50% , 1/31/28 4,983,909
1,940,000
United States Treasury Note/Bond, 4.88% , 8/15/45 2,018,509
2,021,000
United States Treasury Note/Bond, 4.63% , 11/15/45 2,034,736
5,080,000
United States Treasury Note/Bond, 3.13% , 5/15/48 4,003,080
2,528,000
United States Treasury Note/Bond, 4.63% , 11/15/55 2,524,247
24,711,732
U.S. TREASURY NOTES — 24.8%
2,002,000
United States Treasury Inflation Indexed Bonds, 1.88% , 1/15/36 2,027,855
3,846,000
United States Treasury Note, 4.13% , 7/31/31 3,950,939
2,243,000
United States Treasury Note, 1.88% , 2/15/32 2,032,982
992,000
United States Treasury Note, 4.25% , 8/15/35 1,016,800
3,946,000
United States Treasury Note/Bond, 3.88% , 7/15/28 3,989,853
3,979,000
United States Treasury Note/Bond, 3.50% , 11/15/28 3,990,657
5,993,000
United States Treasury Note/Bond, 3.50% , 1/15/29 6,011,962
3,368,000
United States Treasury Note/Bond, 3.63% , 10/31/30 3,385,103
3,483,000
United States Treasury Note/Bond, 3.63% , 12/31/30 3,499,599
4,470,000
United States Treasury Note/Bond, 3.75% , 1/31/31 4,516,097
2,004,000
United States Treasury Note/Bond, 3.75% , 10/31/32 2,009,949
2,002,000
United States Treasury Note/Bond, 3.88% , 12/31/32 2,022,020
3,398,000
United States Treasury Note/Bond, 4.00% , 1/31/33 3,456,934
3,177,000
United States Treasury Note/Bond, 4.00% , 11/15/35 3,188,914
1,881,000
United States Treasury Note/Bond, 4.13% , 2/15/36 1,906,129
1,936,000
United States Treasury Note/Bond, 4.38% , 2/15/38 1,996,576
1,765,000
United States Treasury Note/Bond, 4.75% , 8/15/55 1,797,680
50,800,049
TOTAL U.S. GOVERNMENT & AGENCIES (Cost $74,487,220) 75,511,781

North Square McKee Bond Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
SHORT-TERM INVESTMENTS — 2.7%
5,546,310 First American Treasury Obligations Fund, Class X, 3.60%
(d)
$ 5,546,310
TOTAL SHORT-TERM INVESTMENTS (Cost $5,546,310) 5,546,310
TOTAL INVESTMENTS — 100.2% (Cost $203,405,159) $ 204,936,141
Liabilities in Excess of Other Assets —  (0.2)% (499,096)
NET ASSETS — 100.00% $ 204,437,045
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
As of February 28, 2026 the total market value of 144A securities is $4,748,232 or 2.3% of net assets.
(b) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
February 28, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c) Percentage rounds to less than 0.1%.
(d) Rate disclosed is the seven day effective yield as of February 28, 2026.
REMIC Real Estate Mortgage Investment Conduit

North Square Strategic Income Fund
Schedule of Investments
February 28, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 2.0%
ENERGY — 1.0%
OIL & GAS PRODUCERS — 0.3%
17,214 Exxon Mobil Corp. $ 2,625,135
OIL & GAS SERVICES & EQUIPMENT — 0.7%
73,387 Halliburton Co. 2,641,932
50,181 SLB Ltd. 2,576,293
403,803 Transocean Ltd.
(a)
2,616,643
7,834,868
TOTAL  ENERGY 10,460,003
MATERIALS — 1.0%
METALS & MINING — 1.0%
10,760 Agnico Eagle Mines Ltd. 2,707,216
51,746 Alamos Gold, Inc., Class A 2,804,116
31,689 BHP Group Ltd. - ADR 2,584,871
71,819 Kinross Gold Corp. 2,656,585
10,752,788
TOTAL  MATERIALS 10,752,788
TOTAL COMMON STOCKS (Cost $20,786,228) 21,212,791
EXCHANGE-TRADED FUNDS — 3.4%
276,501 North Square RCIM Tax-Advantaged Preferred & Income Securities ETF
(b)
7,142,021
1,118,872 VanEck JPMorgan EM Local Currency Bond ETF 29,750,806
TOTAL EXCHANGE-TRADED FUNDS (Cost $36,694,279) 36,892,827
P r i nc i p a l
Amo u nt ($)
ASSET BACKED SECURITIES — 10.2%
597,687 Aegis Asset Backed Securities Trust 2005-2, 4.51%, 6/25/35 (TSFR1M +
83bps)
(c)
580,646
10,425,000 Applebee's Funding LLC / IHOP Funding LLC 2025-1A A2, 6.72%, 6/07/55
(d)
10,604,727
26,130,000 Citigroup Commercial Mortgage Trust 2015-101A, 1.10%, 1/14/43
(c)(d)
1,974,150
3,550,000 Citigroup Commercial Mortgage Trust 2015-GC27, 3.00%, 2/01/48
(d)
3,354,035
72,000,000 Citigroup Commercial Mortgage Trust 2020-555 X, 0.74%, 12/10/29
(c)(d)
1,876,342
6,189,848 COMM 2010-C1 Mortgage Trust, 5.79%, 7/10/46
(c)(d)
6,151,175
350,000 COMM 2013-CCRE7 Mortgage Trust, 4.29%, 3/10/46
(c)(d)
329,264
2,886,000 Credit Suisse Mortgage Trust 2021-Gate C, 6.48%, 12/15/36
(d)(e)
2,841,686
438,338 FBR Securitization Trust 2005-5 M2, 4.50%, 11/26/35 (TSFR1M + 82bps)
(c)
437,428
3,288,361 GS Mortgage Securities Corp. Trust 2012-BWTR, 2.95%, 11/05/34
(d)
2,963,404
3,000,000 GS Mortgage Securities Corp. Trust 2015-GC32, 4.37%, 7/10/48
(c)(d)
2,919,721
4,970,000 HI-FI Music IP Issuer LP 2022-1A A2, 3.94%, 2/01/62
(d)
4,932,964
3,952,373 HomeBanc Mortgage Trust 2005-3 M4, 4.79%, 7/25/35
(c)
3,987,605

North Square Strategic Income Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
ASSET BACKED SECURITIES — 10.2% (Continued)
74,592 HSI Asset Securitization Corp. Trust 2006-OPT3, 4.33%, 2/25/36 (TSFR1M
+ 65bps)
(c)
$ 74,185
755,576 Impac CMB Trust Series 2005-4, 4.22%, 5/25/35 (TSFR1M + 54bps)
(c)
736,754
4,003,658 JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN,
3.91%, 5/05/30
(d)
3,963,621
225,326 JPMorgan Mortgage Acquisition Trust 2007-CH3, 4.05%, 3/25/37 (TSFR1M
+ 37bps)
(c)
224,555
3,580,000 Kapitus Asset Securitization, LLC 2024-1A, 5.49%, 9/10/31
(d)
3,610,086
562,346 Long Beach Mortgage Loan Trust 2005-1, 5.07%, 2/25/35 (TSFR1M +
139bps)
(c)
559,661
4,630,817 Lyra Music Assets Delaware LP 2025-1A A2, 5.60%, 9/20/65
(d)
4,711,184
2,756,772 Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 E, 4.68%,
8/15/45
(c)(d)
2,705,875
2,072,014 Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 C, 4.16%,
2/15/46
(c)
1,945,840
3,095,256 Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 D, 3.06%,
10/01/48
(d)
2,974,674
399,084 Morgan Stanley Capital I Trust 2011-C2, 5.21%, 6/15/44
(c)(d)
396,269
2,500,000 Morgan Stanley Capital I Trust 2011-C2, 5.21%, 6/15/44
(c)(d)
2,432,881
2,800,000 Morgan Stanley Capital I Trust 2014-150E, 3.91%, 9/09/32
(d)
2,644,628
7,325,348 MSBAM Commercial Mortgage Securities Trust 2012-CKSV A2, 3.28%,
10/15/30
(d)
7,138,323
3,500,000 Olympic Tower 2017-OT Mortgage Trust, 3.57%, 5/01/39
(d)
3,363,889
13,590,000 Planet Fitness Master Issuer LLC 2025-1A A2I, 5.27%, 12/06/55
(d)
13,825,322
159,583 Renaissance Home Equity Loan Trust 2005-3, 5.14%, 11/25/35 159,711
251,000,000 RIDE 2025-SHRE, 0.29%, 2/14/47
(c)(d)
2,359,977
1,303,621 Wells Fargo Commercial Mortgage Trust 2014-LC18, 4.19%, 12/15/47
(c)
1,287,790
688,194 Wells Fargo Commercial Mortgage Trust 2015-C29, 4.26%, 6/01/48
(c)
669,382
9,855,000 Zayo Issuer LLC 2025-3A A2, 5.57%, 10/20/55
(d)
10,119,626
TOTAL ASSET BACKED SECURITIES (Cost $107,602,047) 108,857,380
CORPORATE BONDS — 28.3%
COMMUNICATIONS — 2.7%
ENTERTAINMENT CONTENT — 0.5%
6,900,000 Paramount Global, 6.25%, 2/28/57
(c)
5,401,320
TELECOMMUNICATIONS — 2.2%
9,000,000 Bell Canada, 7.00%, 9/15/55 (H15T5Y + 236bps)
(c)
9,530,451
5,775,000 Rogers Communications, Inc., 7.13%, 4/15/55 (H15T5Y + 262bps)
(c)
6,119,240
5,700,000 TELUS Corp., 6.63%, 10/15/55
(c)
5,890,026
2,000,000 TELUS Corp., 7.00%, 10/15/55
(c)
2,111,290
23,651,007
TOTAL  COMMUNICATIONS 29,052,327

North Square Strategic Income Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
CORPORATE BONDS — 28.3% (Continued)
CONSUMER DISCRETIONARY — 0.9%
AUTOMOTIVE — 0.9%
9,416,000 General Motors Financial Co., Inc., 5.75%, 3/30/66
(c)(f)
$ 9,440,532
TOTAL  CONSUMER DISCRETIONARY 9,440,532
ENERGY — 4.2%
OIL & GAS PRODUCERS — 4.2%
2,050,000 Enbridge, Inc., 7.20%, 6/27/54 (H15T5Y + 297bps)
(c)
2,210,017
9,000,000 Enbridge, Inc., 5.75%, 7/15/80
(c)
9,166,869
9,500,000 Energy Transfer LP, 6.63%, 2/15/72 (US0003M + 416bps)
(c)(f)
9,629,599
2,000,000 Phillips 66 Co., 5.88%, 3/15/56 (H15T5Y + 228bps)
(c)
2,011,310
6,000,000 Phillips 66 Co., 6.20%, 3/15/56 (H15T5Y + 217bps)
(c)
6,083,922
9,000,000 South Bow Canadian Infrastructure Holdings Ltd., 7.50%, 3/01/55
(c)
9,558,252
6,500,000 Transcanada Trust, 5.50%, 9/15/79
(c)
6,585,605
45,245,574
TOTAL  ENERGY 45,245,574
FINANCIALS — 8.5%
ASSET MANAGEMENT — 1.1%
9,055,000 Charles Schwab Corp. (The), 4.00%, 12/31/49 (H15T10Y + 308bps)
(c)(f)
8,561,567
4,000,000 UBS Group AG, 4.38%, 8/10/71
(c)(f)
3,642,867
12,204,434
BANKING — 7.4%
8,000,000 Bank of America Corp., Series FF, 5.88%, 3/15/49
(c)(f)
8,171,024
5,000,000 BNP Paribas SA, 6.88%, 12/15/99
(c)(d)(f)
5,028,390
7,500,000 Citigroup, Inc., 6.95%, 2/15/80 (H15T5Y + 273bps)
(c)(f)
7,728,458
2,000,000 Citigroup, Inc., 6.63%, 5/15/99
(c)(f)
2,068,852
7,750,000 Citizens Financial Group, Inc., 4.00%, 10/06/71
(c)(f)
7,711,673
4,800,000 HSBC Holdings PLC, 7.05%, 12/31/49 (H15T5Y + 299bps)
(c)(f)
5,002,158
6,000,000 Huntington Bancshares, Inc., 6.25%, 10/15/80 (H15T5Y + 265bps)
(c)(f)
6,048,402
8,000,000 JPMorgan Chase & Co., 3.65%, 12/31/69
(c)(f)
7,976,498
6,800,000 Nordea Bank Abp, 6.75%, 11/10/88 (H15T5Y + 272bps)
(c)(d)(f)
7,027,564
5,000,000 Royal Bank of Canada, 6.50%, 11/24/85
(c)
4,998,109
6,600,000 Svenska Handelsbanken AB, 4.75%, 3/01/71
(c)(f)
6,351,241
10,000,000 Truist Financial Corp., 5.10%, 3/01/61 (H15T10Y + 4bps)
(c)(f)
10,120,100
78,232,469
TOTAL  FINANCIALS 90,436,903
HEALTH CARE — 0.6%
HEALTH CARE FACILITIES & SERVICES — 0.6%
6,000,000 CVS Health Corp., 6.75%, 12/10/54 (H15T5Y + 252bps)
(c)
6,244,500
TOTAL  HEALTH CARE 6,244,500

North Square Strategic Income Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
CORPORATE BONDS — 28.3% (Continued)
MATERIALS — 0.3%
CHEMICALS — 0.3%
5,250,000 FMC Corp., 8.45%, 11/01/55
(c)
$ 3,457,495
TOTAL  MATERIALS 3,457,495
UTILITIES — 11.1%
ELECTRIC UTILITIES — 10.0%
5,467,000 Algonquin Power & Utilities Corp., 4.75%, 1/18/82
(c)
5,425,313
4,782,000 American Electric Power Co., Inc., 6.95%, 12/15/54 (H15T5Y + 268bps)
(c)
5,169,815
3,500,000 American Electric Power Co., Inc., 6.05%, 3/15/56 (H15T5Y + 194bps)
(c)
3,513,703
9,725,000 CenterPoint Energy, Inc., 3.00%, 8/01/28
(d)
10,303,151
3,000,000 CenterPoint Energy, Inc., 6.85%, 2/15/55 (H15T5Y + 295bps)
(c)
3,189,252
9,721,000 CMS Energy Corp., 4.75%, 6/01/50 (H15T5Y + 412bps)
(c)
9,659,534
11,000,000 Dominion Energy, Inc., 6.20%, 2/15/56 (H15T10Y + 201bps)
(c)
11,203,027
4,500,000 Duke Energy Corp., 6.45%, 9/01/54 (H15T5Y + 259bps)
(c)
4,743,315
5,436,000 Emera, Inc., 6.75%, 6/15/76
(c)
5,485,886
9,700,000 Exelon Corp., 6.50%, 3/15/55 (H15T5Y + 198bps)
(c)
10,156,013
6,000,000 NextEra Energy Capital Holdings, Inc., 6.38%, 8/15/55
(c)
6,235,896
7,500,000 NextEra Energy Capital Holdings, Inc., 6.50%, 8/15/55 (H15T5Y + 198bps)
(c)
7,954,583
7,000,000 NiSource, Inc., 6.38%, 3/31/55 (H15T5Y + 253bps)
(c)
7,313,635
4,000,000 NRG Energy, Inc., 10.25%, 12/31/49 (H15T5Y + 592bps)
(c)(d)(f)
4,406,084
6,400,000 Southern Co. (The), 6.38%, 3/15/55
(c)
6,698,138
5,040,000 Vistra Corp., 8.88%, 12/31/49 (H15T5Y + 505bps)
(c)(d)(f)
5,571,468
107,028,813
GAS & WATER UTILITIES — 1.1%
8,550,000 AltaGas Ltd., 7.20%, 10/15/54 (H15T5Y + 357bps)
(c)(d)
8,937,118
3,000,000 NiSource, Inc., 5.75%, 7/15/56
(c)
3,019,197
11,956,315
TOTAL  UTILITIES 118,985,128
TOTAL CORPORATE BONDS (Cost $299,573,443) 302,862,459
MORTGAGE-BACKED SECURITIES — 31.7%
3,500,000 BXHPP Trust 2021-FILM , 4.44%, 8/15/36 (1MO SOFR + 76bps)
(c)(d)
3,338,125
4,789,814 Fannie Mae Pool , 3.50%, 10/01/51 4,526,575
8,378,290 Fannie Mae Pool , 2.50%, 12/01/51 7,303,822
3,217,307 Fannie Mae Pool , 3.00%, 12/01/51 2,916,623
5,374,427 Fannie Mae Pool , 3.50%, 4/01/52 5,105,253
2,305,806 Fannie Mae Pool , 2.50%, 5/01/52 2,025,839
12,593,255 Fannie Mae Pool , 4.00%, 5/01/52 12,260,163
8,503,653 Fannie Mae Pool , 2.50%, 6/01/52 7,428,496
1,789,225 Fannie Mae Pool , 3.00%, 7/01/52 1,622,308
2,043,053 Fannie Mae Pool , 5.00%, 7/01/52 2,064,066
4,094,871 Fannie Mae Pool , 4.50%, 11/01/52 4,068,823
5,001,889 Fannie Mae Pool , 4.00%, 3/01/53 4,884,320
5,674,330 Fannie Mae Pool , 4.50%, 6/01/53 5,638,818

North Square Strategic Income Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
MORTGAGE-BACKED SECURITIES — 31.7% (Continued)
2,552,069 Fannie Mae Pool , 5.00%, 6/01/53 $ 2,585,392
781,468 Fannie Mae Pool , 6.00%, 10/01/53 807,742
2,826,655 Fannie Mae Pool , 6.00%, 10/01/53 2,905,256
10,706,980 Fannie Mae Pool , 4.00%, 11/01/53 10,454,300
6,766,879 Fannie Mae Pool , 6.00%, 1/01/54 6,956,129
10,945,312 Fannie Mae Pool , 5.50%, 5/01/54 11,188,689
4,386,363 Fannie Mae Pool , 4.50%, 8/01/54 4,385,841
865,592 Fannie Mae Pool , 6.00%, 11/01/54 897,025
12,872,464 Fannie Mae Pool , 4.00%, 1/01/55 12,523,970
4,591,586 Fannie Mae Pool , 5.00%, 6/01/55 4,645,333
6,621,999 Fannie Mae Pool , 5.00%, 6/01/55 6,665,640
2,636,272 Fannie Mae-Aces 2019-M24 XA , 1.24%, 3/26/29
(c)
76,298
3,506,939 Fannie Mae-Aces 2020-M10 X6 , 1.38%, 8/25/28
(c)
94,853
828,314 Fannie Mae-Aces 2020-M39 1A1 , 0.75%, 9/25/28 795,518
39,722,498 Fannie Mae-Aces 2025-M4 X , 0.53%, 8/01/35
(c)
1,712,131
15,695,757 FHLMC Multifamily Structured Pass-Through Certificates 2021-RR19 X ,
2.02%, 4/27/29
(c)
650,129
30,000,000 FHLMC Multifamily Structured Pass-Through Certificates K064 XAM ,
0.48%, 3/25/27
(c)
163,146
30,893,000 FHLMC Multifamily Structured Pass-Through Certificates K067 XAM ,
0.47%, 8/25/27
(c)
210,100
7,570,000 FHLMC Multifamily Structured Pass-Through Certificates K109 XAM ,
1.80%, 4/25/30
(c)
499,307
7,249,000 FHLMC Multifamily Structured Pass-Through Certificates K110 XAM ,
1.84%, 4/25/30
(c)
497,690
1,835,000 FHLMC Multifamily Structured Pass-Through Certificates K111 X3 , 3.18%,
4/25/48
(c)
220,313
3,332,000 FHLMC Multifamily Structured Pass-Through Certificates K116 XAM ,
1.60%, 8/25/30
(c)
211,031
2,750,000 FHLMC Multifamily Structured Pass-Through Certificates K122 X3 , 2.63%,
1/25/49
(c)
288,333
1,715,000 FHLMC Multifamily Structured Pass-Through Certificates K124 X3 , 2.62%,
2/25/49
(c)
184,943
36,689,681 FHLMC Multifamily Structured Pass-Through Certificates K738 X1 , 1.48%,
1/25/27
(c)
331,737
339,145 FHLMC Multifamily Structured Pass-Through Certificates KJ37 A1 , 1.68%,
12/25/27 328,806
21,180,651 FHLMC Multifamily Structured Pass-Through Certificates Q002 XA , 0.92%,
7/25/33
(c)
670,706
14,829,220 Freddie Mac 30-Year Pool , 3.50%, 9/01/52 13,999,166
123,159,827 Freddie Mac Multifamily Structured Pass-Through Certificates K057 X1 ,
1.17%, 7/25/26
(c)
276,457
308,013,166 Freddie Mac Multifamily Structured Pass-Through Certificates K072 X1 ,
0.36%, 12/25/27
(c)
1,863,295
3,455,000 Freddie Mac Multifamily Structured Pass-Through Certificates K119 X3 ,
2.73%, 10/25/30
(c)
377,028

North Square Strategic Income Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
MORTGAGE-BACKED SECURITIES — 31.7% (Continued)
120,182,776 Freddie Mac Multifamily Structured Pass-Through Certificates K507 X1 ,
0.09%, 9/25/28
(c)
$ 420,652
49,208,000 Freddie Mac Multifamily Structured Pass-Through Certificates K755 XAM ,
0.36%, 2/25/31
(c)
978,225
15,350,000 Freddie Mac Multifamily Structured Pass-Through Certificates KG04 X3 ,
2.63%, 11/25/30
(c)
1,591,720
63,586,759 Freddie Mac Multifamily Structured Pass-Through Certificates KG06 X1 ,
0.53%, 10/25/31
(c)
1,561,004
12,044,000 Freddie Mac Multifamily Structured Pass-Through Certificates KS16 X ,
1.18%, 1/25/32
(c)
602,723
3,913,586 Freddie Mac Pool , 4.00%, 5/01/52 3,821,532
7,153,286 Freddie Mac Pool , 3.50%, 6/01/52 6,788,632
12,636,775 Freddie Mac Pool , 3.50%, 7/01/52 11,936,505
10,064,243 Freddie Mac Pool , 3.50%, 9/01/52 9,575,800
7,481,020 Freddie Mac Pool , 4.00%, 9/01/52 7,306,520
1,679,050 Freddie Mac Pool , 4.50%, 2/01/53 1,666,030
2,617,691 Freddie Mac Pool , 5.00%, 6/01/53 2,649,963
2,347,537 Freddie Mac Pool , 5.50%, 6/01/53 2,421,265
1,508,774 Freddie Mac Pool , 5.50%, 6/01/53 1,547,600
2,517,985 Freddie Mac Pool , 6.00%, 11/01/53 2,623,360
1,732,672 Freddie Mac Pool , 6.00%, 12/01/53 1,797,154
3,729,204 Freddie Mac Pool , 6.50%, 12/01/53 3,915,539
6,356,300 Freddie Mac Pool , 5.50%, 9/01/54 6,516,288
7,008,827 Freddie Mac Pool , 5.00%, 11/01/54 7,089,765
8,491,728 Freddie Mac Pool , 5.00%, 11/01/54 8,584,755
3,675,829 Freddie Mac Pool , 5.00%, 12/01/54 3,733,811
1,591,459 Freddie Mac Pool , 6.00%, 12/01/54 1,636,891
4,374,255 Freddie Mac Pool , 6.00%, 7/01/55 4,489,748
9,675,319 Freddie Mac Pool , 4.50%, 9/01/55 9,623,273
253,216,822 Freddie Mac Structured Pass-Through Certificates 2016-K59 X2A , 0.10%,
11/25/49
(d)
63,507
7,690,000 Freddie Mac Structured Pass-Through Certificates 2020-RR02 AX , 1.83%,
10/27/28
(c)
265,254
125,870,000 Freddie Mac Structured Pass-Through Certificates KG08 X1 , 0.00%,
5/25/33
(c)
574,471
7,007,350 Ginnie Mae II Pool , 2.50%, 12/01/51 6,192,040
1,941,889 Ginnie Mae II Pool , 2.00%, 7/20/52 1,649,131
1,599,584 Ginnie Mae II Pool , 3.00%, 8/20/52 1,471,973
2,136,496 Ginnie Mae II Pool , 3.00%, 9/20/52 1,968,687
5,127,653 Ginnie Mae II Pool , 2.50%, 2/20/53 4,542,193
4,434,413 Ginnie Mae II Pool , 3.50%, 2/20/53 4,213,884
2,930,046 Ginnie Mae II Pool , 2.50%, 3/20/53 2,599,126
1,874,822 Ginnie Mae II Pool , 2.50%, 4/20/53 1,660,084
4,321,641 Ginnie Mae II Pool , 3.00%, 3/20/54 3,986,311
1,202,985 Government National Mortgage Association 2017-76 , 0.74%, 12/16/56
(c)
55,026
35,989,876 Government National Mortgage Association 2018-170 , 1.09%, 11/16/60
(c)
3,169,747

North Square Strategic Income Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
MORTGAGE-BACKED SECURITIES — 31.7% (Continued)
52,923,428 Government National Mortgage Association 2020-121 , 0.88%, 8/16/60
(c)
$ 3,326,211
19,310,138 Government National Mortgage Association 2020-155 , 1.27%, 9/16/60
(c)
1,714,958
47,742,298 Government National Mortgage Association 2020-179 , 1.01%, 9/16/62
(c)
3,403,229
40,101,233 Government National Mortgage Association 2020-41 , 1.00%, 1/16/62
(c)
2,922,738
53,919,778 Government National Mortgage Association 2021-10 , 0.99%, 5/16/63
(c)
4,177,645
42,542,144 Government National Mortgage Association 2021-150 , 1.04%, 11/16/63
(c)
3,408,391
49,793,053 Government National Mortgage Association 2021-157 , 0.88%, 9/16/63
(c)
3,095,365
33,589,701 Government National Mortgage Association 2021-17 , 1.05%, 1/01/61
(c)
2,674,708
42,287,662 Government National Mortgage Association 2021-170 , 0.99%, 5/16/63
(c)
3,120,660
70,450,426 Government National Mortgage Association 2021-198 , 0.81%, 11/16/61
(c)
4,060,361
10,681,076 Government National Mortgage Association 2021-22 , 0.97%, 5/16/63
(c)
745,538
36,810,579 Government National Mortgage Association 2021-51 , 1.02%, 10/16/62
(c)
2,661,928
30,278,622 Government National Mortgage Association 2022-2 , 0.82%, 4/16/62
(c)
1,649,661
14,051,573 Government National Mortgage Association 2024-178 , 0.68%, 7/16/66
(c)
872,329
48,545,748 Government National Mortgage Association 2025-109 , 0.60%, 5/16/67
(c)
2,901,288
43,625,727 Government National Mortgage Association 2025-31 , 0.58%, 8/16/67
(c)
2,779,801
52,939,339 Government National Mortgage Association 2025-53 , 0.54%, 10/16/66
(c)
2,762,751
28,362,634 Government National Mortgage Association 2025-74 , 0.71%, 2/16/67
(c)
1,568,808
1,959,630 UMBS Fannie Mae Pool , 5.00%, 3/01/53 1,988,547
3,464,471 UMBS Fannie Mae Pool , 4.50%, 7/01/53 3,450,340
TOTAL MORTGAGE-BACKED SECURITIES (Cost $331,223,146) 339,224,981
NON U.S. GOVERNMENT & AGENCIES — 2.8%
NON U.S. TREASURY — 1.9%
363,000,000 Mexican Bonos, 7.75%, 5/29/31 20,817,034
SOVEREIGN — 0.9%
140,000,000 Republic of South Africa Government Bond, 8.88%, 2/28/35 9,311,914
TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $29,076,945) 30,128,948
U.S. GOVERNMENT & AGENCIES — 15.9%
U.S. TREASURY INFLATION PROTECTED — 2.9%
30,100,000
United States Treasury Inflation Indexed Bonds, 1.88% , 7/15/35 31,024,423
U.S. TREASURY BONDS — 1.1%
12,190,000
United States Treasury Note/Bond, 4.63% , 11/15/55 12,171,905
U.S. TREASURY NOTES — 11.9%
50,360,000
United States Treasury Note/Bond, 3.50% , 1/15/29 50,519,342
16,485,000
United States Treasury Note/Bond, 3.75% , 1/31/31 16,655,002
59,640,000
United States Treasury Note/Bond, 4.00% , 11/15/35 59,863,650
127,037,994
TOTAL U.S. GOVERNMENT & AGENCIES (Cost $167,469,630) 170,234,322

North Square Strategic Income Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
C ont ra ct s Description
Expiration
Date
Exercise
Price
Notional
Value F a i r V a lu e
PURCHASED CALL OPTIONS — 0.20%
1,825 E-mini S&P 500® 6/22/2026 $ 7,500.00 $ 1,266,823,750 $ 2,646,250
TOTAL PURCHASED CALL OPTIONS (Cost $4,920,688) 2,646,250
TOTAL INVESTMENTS — 94.5% (Cost $997,346,406) $ 1,012,059,958
Other Assets in Excess of Liabilities — 5.5% 59,186,621
NET ASSETS — 100.00% $ 1,071,246,579
(a) Non-income producing security.
(b) Affiliated Company.
(c) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
February 28, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(d) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
As of February 28, 2026 the total market value of 144A securities is $142,869,230 or 13.3% of net assets.
(e) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(f) Security is perpetual in nature and has no stated maturity date.
ADR - American Depositary Receipt.
ETF - Exchange-Traded Funds

North Square Strategic Income Fund
Schedule of Futures Contracts
February 28, 2026 (Unaudited)
Contracts Long Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
829 2-Year US Treasury Note Future 07/01/2026 $ 173,487,681 $ 119,401
450 Brazilian Real Future 04/01/2026 8,694,000 42,300
203 Ultra US Treasury Bond Future 06/22/2026 24,683,531 76,156
$ 237,857
Short Contracts
(150) Bloomberg IG Duration Hedged Credit Future 03/18/2026 $ (16,473,750) $ 63,428
(289) E-mini S&P 500® Index Future 03/23/2026 (99,546,050) 1,173,328
(231) Ultra 10-Year US Treasury Note Future 06/22/2026 (26,965,641) (169,641)
$ 1,067,115

North Square Strategic Income Fund
Schedule of Credit Default Swap Contracts
February 28, 2026 (Unaudited)
* Buy Protection
CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Description
Fixed Deal
(Pay)Rate Maturity Date Notional Value Fair Value
Amortized
Upfront
Payments Paid/
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG SERIES 45* 1.00% 12/20/2030 $ 575,000,000 (11,264,989) (12,411,548) $ 1,146,559
$ 1,146,559

North Square Small Cap Value Fund
Schedule of Investments
February 28, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 95.7%
CONSUMER DISCRETIONARY — 7.4%
AUTOMOTIVE — 2.1%
211,210 Goodyear Tire & Rubber Co. (The)
(a)
$ 1,742,483
19,353 Lear Corp. 2,540,081
4,282,564
CONSUMER SERVICES — 1.1%
103,955 Upbound Group, Inc. 2,229,835
HOME CONSTRUCTION — 2.1%
66,996 Interface, Inc. 2,109,704
31,918 Taylor Morrison Home Corp.
(a)
2,103,077
4,212,781
RETAIL - DISCRETIONARY — 2.1%
40,899 Advance Auto Parts, Inc. 2,174,600
125,930 Sally Beauty Holdings, Inc.
(a)
2,023,695
4,198,295
TOTAL  CONSUMER DISCRETIONARY 14,923,475
ENERGY — 12.2%
OIL & GAS PRODUCERS — 8.2%
9,786 Chord Energy Corp. 1,060,509
15,298 Gulfport Energy Corp.
(a)
3,192,081
114,583 Murphy Oil Corp. 3,798,426
120,638 SM Energy Co. 2,790,357
84,470 Talos Energy, Inc.
(a)
1,034,758
460,282 Whitecap Resources, Inc. 4,593,614
16,469,745
OIL & GAS SERVICES & EQUIPMENT — 2.2%
295,521 DNOW, Inc.
(a)
3,481,237
37,409 Innovex International, Inc.
(a)
985,727
4,466,964
RENEWABLE ENERGY — 1.8%
21,694 EnerSys 3,604,458
TOTAL  ENERGY 24,541,167
FINANCIALS — 17.6%
BANKING — 11.2%
47,406 Ameris Bancorp 3,681,550
80,797 Cathay General Bancorp 4,016,419
73,728 Hancock Whitney Corp. 4,852,040
53,603 International Bancshares Corp. 3,597,297
100,027 OFG Bancorp 4,009,082
25,979 Pathward Financial Group, Inc. 2,358,633
22,515,021

North Square Small Cap Value Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 95.7% (Continued)
FINANCIALS — 17.6% (Continued)
INSTITUTIONAL FINANCIAL SERVICES — 1.8%
28,893 StoneX Group, Inc.
(a)
$ 3,683,858
INSURANCE — 3.5%
169,239 Fidelis Insurance Holdings Ltd. 3,225,695
22,068 Jackson Financial, Inc. 2,416,005
41,442 Kemper Corp. 1,339,406
6,981,106
SPECIALTY FINANCE — 1.1%
16,643 Enova International, Inc.
(a)
2,314,209
TOTAL  FINANCIALS 35,494,194
HEALTH CARE — 6.8%
BIOTECH & PHARMA — 1.3%
10,908 ANI Pharmaceuticals, Inc.
(a)
806,101
280,259 SIGA Technologies, Inc.
(a)
1,813,276
2,619,377
HEALTH CARE FACILITIES & SERVICES — 4.0%
348,370 AdaptHealth Corp.
(a)
3,187,585
147,374 Pediatrax Medical Group, Inc.
(a)
2,925,374
128,825 Select Medical Holdings Corp. 1,928,510
8,041,469
MEDICAL EQUIPMENT & DEVICES — 1.5%
44,128 Livanova PLC
(a)
3,115,437
TOTAL  HEALTH CARE 13,776,283
INDUSTRIALS — 20.5%
COMMERCIAL SUPPORT SERVICES — 2.4%
38,707 ABM Industries, Inc. 1,722,462
141,124 Healthcare Services Group, Inc.
(a)
3,072,269
4,794,731
ELECTRICAL EQUIPMENT — 3.3%
14,738 Atkore, Inc.
(a)
953,696
27,700 Belden, Inc. 3,969,410
37,556 Ralliant Corp.
(a)
1,723,445
6,646,551
ENGINEERING & CONSTRUCTION — 1.0%
13,577 Primoris Services Corp. 2,046,325
INDUSTRIAL INTERMEDIATE PRODUCTS — 2.7%
22,840 Timken Co. (The) 2,475,399
6,242 Valmont Industries, Inc. 2,870,883
5,346,282

North Square Small Cap Value Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 95.7% (Continued)
INDUSTRIALS — 20.5% (Continued)
INDUSTRIAL SUPPORT SERVICES — 0.5%
27,510 Resideo Technologies, Inc.
(a)
$ 1,064,637
MACHINERY — 5.2%
10,064 Alamo Group, Inc. 2,148,966
80,268 Gates Industrial Corp. PLC
(a)
2,212,989
88,695 Terex Corp. 6,101,329
10,463,284
TRANSPORTATION & LOGISTICS — 5.4%
107,107 Ardmore Shipping Corp. 1,754,413
21,023 Copa Holdings SA, Class A 2,913,998
76,433 Global Ship Lease, Inc., Class A 3,139,868
39,220 Teekay Tankers Ltd., Class A 3,069,749
10,878,028
TOTAL  INDUSTRIALS 41,239,838
MATERIALS — 10.1%
CHEMICALS — 2.3%
41,912 Minerals Technologies, Inc. 2,959,825
291,036 Orion Engineered Carbons SA 1,655,995
4,615,820
CONSTRUCTION MATERIALS — 0.5%
22,531 Apogee Enterprises, Inc. 897,184
METALS & MINING — 5.5%
84,932 Century Aluminum Co.
(a)
4,379,094
36,769 Gold.com, Inc. 2,113,114
168,413 New Gold, Inc.
(a)
2,260,103
33,031 Pan American Silver Corp. 2,269,230
11,021,541
STEEL — 1.8%
89,325 Worthington Steel, Inc. 3,712,347
TOTAL  MATERIALS 20,246,892
REAL ESTATE — 4.4%
REAL ESTATE SERVICES — 0.8%
113,621 Newmark Group, Inc., Class A 1,649,777
REIT — 3.6%
242,549 Apple Hospitality REIT, Inc. 2,973,651
76,400 Cousins Properties, Inc. 1,769,424
16,379 Innovative Industrial Properties, Inc. 867,432
59,119 NexPoint Residential Trust, Inc. 1,666,564
7,277,071
TOTAL  REAL ESTATE 8,926,848

North Square Small Cap Value Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
COMMON STOCKS — 95.7% (Continued)
TECHNOLOGY — 10.9%
SEMICONDUCTORS — 0.9%
89,529 Penguin Solutions, Inc.
(a)
$ 1,860,413
SOFTWARE — 2.1%
35,108 Clear Secure, Inc., Class A 1,707,653
19,156 Pegasystems, Inc. 837,692
50,478 Teradata Corp.
(a)
1,589,552
4,134,897
TECHNOLOGY HARDWARE — 6.5%
57,330 Avnet, Inc. 3,774,607
133,094 Daktronics, Inc.
(a)
3,431,163
103,239 Knowles Corp.
(a)
2,805,004
108,115 NetScout Systems, Inc.
(a)
3,158,039
13,168,813
TECHNOLOGY SERVICES — 1.4%
23,285 Science Applications International Corp. 2,148,274
68,883 TaskUs, Inc., Class A
(a)
731,538
2,879,812
TOTAL  TECHNOLOGY 22,043,935
UTILITIES — 5.8%
ELECTRIC UTILITIES — 2.4%
50,269 Avista Corp. 2,041,927
180,193 Hawaiian Electric Industries, Inc.
(a)
2,791,189
4,833,116
GAS & WATER UTILITIES — 3.4%
23,462 National Fuel Gas Co. 2,135,746
39,505 Northwest Natural Holding Co. 2,095,345
67,096 UGI Corp. 2,510,062
6,741,153
TOTAL  UTILITIES 11,574,269
TOTAL COMMON STOCKS (Cost $164,264,226) 192,766,901
SHORT-TERM INVESTMENTS — 4.2%
8,448,043 First American Government Obligations Fund, Class X, 3.60%
(b)
8,448,043
TOTAL SHORT-TERM INVESTMENTS (Cost $8,448,043) 8,448,043
TOTAL INVESTMENTS — 99.9% (Cost $172,712,269) $ 201,214,944
Other Assets in Excess of Liabilities — 0.1% 158,658
NET ASSETS — 100.00% $ 201,373,602
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of February 28, 2026.

North Square RCIM Tax-Advantaged Preferred and Income
Securities ETF
Schedule of Investments
February 28, 2026 (Unaudited)
Sh ar e s F a i r V a lu e
PREFERRED STOCKS — 13.6%
COMMUNICATIONS — 1.6%
TELECOMMUNICATIONS — 1.6%
57,000 AT&T, Inc., 5.00%
(a)
$ 1,190,160
TOTAL COMMUNICATIONS (Cost $1,168,668) 1,190,160
FINANCIALS — 12.0%
ASSET MANAGEMENT — 1.0%
28,300 Charles Schwab Corp. (The), Series D, 5.95%
(a)
712,311
BANKING — 7.3%
42,000 Citizens Financial Group, Inc., 6.50%
(a)
1,071,420
38,000 Fifth Third Bancorp, 6.88%
(a)
978,500
24,200 Huntington Bancshares, Inc., Series J, 6.88%
(a)
621,940
36,300 KeyCorp, Series H, 6.20%
(a)
929,280
33,500 M&T Bank Corp., Series J, 7.50%
(a)
899,475
16,000 Regions Financial Corp., 6.95%
(a)
414,400
15,450 UMB Financial Corp., 7.75%
(a)
414,060
7,481 Webster Financial Corp., 5.25%
(a)
155,605
5,484,680
INSTITUTIONAL FINANCIAL SERVICES — 1.4%
39,500 Morgan Stanley, 6.50%
(a)
1,019,495
INSURANCE — 0.9%
25,969 Allstate Corp. (The), 6.50%
(a)
693,372
SPECIALTY FINANCE — 1.4%
21,250 Capital One Financial Corp., 5.00%
(a)
417,350
21,647 Synchrony Financial, Series B, 8.25%
(a)
565,420
982,770
TOTAL FINANCIALS (Cost $8,825,579) 8,892,628
TOTAL PREFERRED STOCKS (Cost $9,994,247) 10,082,788
P r i nc i p a l
Amo u nt ($)
CORPORATE BONDS — 81.1%
CONSUMER DISCRETIONARY — 2.6%
AUTOMOTIVE — 2.6%
1,900,000 General Motors Financial Co., Inc., 6.50%, 3/30/73 (SOFR + 344bps)
(a)(b)
1,932,076
TOTAL CONSUMER DISCRETIONARY 1,932,076
ENERGY — 5.7%
OIL & GAS PRODUCERS — 5.7%
1,975,000 BP Capital Markets PLC, 6.45%, 3/01/74 (H15T5Y + 240bps)
(a)(b)
2,106,082

North Square RCIM Tax-Advantaged Preferred and Income
Securities ETF
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
CORPORATE BONDS — 81.1% (Continued)
ENERGY — 5.7% (continued)
OIL & GAS PRODUCERS — 5.7% (continued)
2,075,000 Transcanada Trust, 5.30%, 3/15/77 (US0003M + 321bps)
(b)
$ 2,090,687
4,196,769
TOTAL ENERGY 4,196,769
FINANCIALS — 66.7%
ASSET MANAGEMENT — 4.1%
1,375,000 Charles Schwab Corp. (The), 5.00%, 3/04/72 (H15T5Y + 326bps)
(a)(b)
1,376,320
1,525,000 UBS Group A.G., 9.25%, 5/13/72 (H15T5Y + 475bps)
(a)(b)(c)
1,667,618
3,043,938
BANKING — 48.7%
1,300,000 Banco Bilbao Vizcaya Argentaria S.A., 9.38%, 9/19/73 (H15T5Y + 510bps)
(a)
(b)
1,451,130
1,200,000 Banco Santander SA, 9.63%, 2/21/73 (H15T5Y + 531bps)
(a)(b)
1,337,603
850,000 Bank of America Corp., 6.30%, 12/29/49 (CMETRMSOFR + 455bps)
(a)(b)
852,999
1,450,000 Bank of America Corp., 6.63%, 8/01/73 (H15T5Y + 3bps)
(a)(b)
1,519,001
1,950,000 Bank of Montreal, 7.70%, 5/26/84 (H15T5Y + 345bps)
(b)
2,071,317
1,700,000 Bank of Nova Scotia (The), Series 4, 8.63%, 10/27/82 (H15T5Y + 439bps)
(b)
1,797,682
2,050,000 Canadian Imperial Bank of Commerce, 7.00%, 10/28/85 (H15T5Y +
300bps)
(b)
2,133,103
2,075,000 Citigroup, Inc., 7.63%, 2/15/72 (H15T5Y + 321bps)
(a)(b)
2,200,515
200,000 First Citizens BancShares , Inc., 7.96%, 6/15/70 (TSFR3M + 423bps)
(a)(b)(c)
204,493
1,400,000 HSBC Holdings PLC, 7.05%, 12/05/73 (H15T5Y + 299bps)
(a)(b)
1,467,614
1,500,000 ING Groep N.V., 5.75%, 11/16/73 (H15T5Y + 434bps)
(a)(b)
1,506,537
2,100,000 JPMorgan Chase & Co., 6.88%, 3/01/74 (H15T5Y + 274bps)
(a)(b)
2,235,763
1,250,000 Lloyds Banking Group PLC, 8.00%, 3/27/70 (H15T5Y + 391bps)
(a)(b)
1,358,826
1,050,000 NatWest Group PLC, 8.13%, 6/30/72 (H15T5Y + 375bps)
(a)(b)
1,184,660
600,000 Nordea Bank Abp , 6.63%, 9/26/74 (H15T5Y + 411bps)
(a)(b)(c)
601,403
2,075,000 PNC Financial Services Group, Inc. (The), 6.25%, 6/15/73 (H15T7Y +
281bps)
(a)(b)
2,152,902
2,000,000 Royal Bank of Canada, 7.50%, 5/02/84 (H15T5Y + 289bps)
(b)
2,121,686
1,250,000 Standard Chartered PLC, 7.75%, 2/15/73 (H15T5Y + 498bps)
(a)(b)(c)
1,301,163
2,050,000 Toronto-Dominion Bank (The), 8.13%, 10/31/82 (H15T5Y + 408bps)
(b)
2,146,639
1,750,000 Truist Financial Corp., 5.10%, 3/01/69 (H15T10Y + 4bps)
(a)(b)
1,771,032
300,000 Truist Financial Corp., Series N, 6.67%, 3/01/73 (H15T5Y + 300bps)
(a)(b)
302,256
2,110,000 US Bancorp, 5.30%, 12/29/49 (SOFR + 291bps)
(a)(b)
2,118,790
2,065,000 Wells Fargo & Co., 7.63%, 9/15/73 (H15T5Y + 361bps)
(a)(b)
2,205,181
36,042,295
INSTITUTIONAL FINANCIAL SERVICES — 9.1%
1,975,000 Bank of New York Mellon Corp. (The), 6.30%, 3/20/74 (H15T5Y + 230bps)
(a)
(b)
2,048,051
2,010,000 Goldman Sachs Group, Inc. (The), 7.50%, 8/18/70 (H15T5Y + 316bps)
(a)(b)
2,151,721

North Square RCIM Tax-Advantaged Preferred and Income
Securities ETF
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
P r i nc i p a l
Amo u nt ($) F a i r V a lu e
CORPORATE BONDS — 81.1% (Continued)
FINANCIALS — 66.7% (continued)
INSTITUTIONAL FINANCIAL SERVICES — 9.1% (continued)
350,000 Morgan Stanley, 7.15%, 9/15/70 (TSFR3M + 342bps)
(a)(b)
$ 353,044
2,050,000 State Street Corp., 6.70%, 3/15/74 (H15T5Y + 261bps)
(a)(b)
2,148,047
6,700,863
SPECIALTY FINANCE — 4.8%
1,550,000 Air Lease Corp., 6.00%, 9/15/73 (H15T5Y + 256bps)
(a)(b)
1,512,512
2,100,000 Capital One Financial Corp., 5.50%, 10/30/73 (TSFR3M + 3bps)
(d)
2,113,364
3,625,876
TOTAL FINANCIALS 49,412,972
UTILITIES — 6.1%
ELECTRIC UTILITIES — 6.1%
1,950,000 Dominion Energy, Inc., 4.35%, 12/09/71 (H15T5Y + 320bps)
(a)(b)
1,941,935
400,000 Electricite de France SA, 9.13%, 6/15/73 (H15T5Y + 541bps)
(a)(b)(c)
475,994
1,900,000 Vistra Corp., 8.88%, 1/15/71 (H15T5Y + 505bps)
(a)(b)(c)
2,100,355
4,518,284
TOTAL UTILITIES 4,518,284
TOTAL CORPORATE BONDS (Cost $59,524,727) 60,060,101
TOTAL INVESTMENTS — 94.7% (Cost $69,518,974) $ 70,142,889
Other Assets in Excess of Liabilities — 5.3% 3,930,589
NET ASSETS — 100.00% $ 74,073,478
(a) Security is perpetual in nature and has no stated maturity date.
(b) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
February 28, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
As of February 28, 2026 the total market value of 144A securities is $6,351,026 or 8.6% of net assets.
(d) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.